UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-7023

Name of Registrant: Vanguard Valley Forge Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: December 31

Date of reporting period: September 30, 2009

Item 1: Schedule of Investments

Vanguard Balanced Index Fund

Schedule of Investments
As of September 30, 2009

		Market
		Value
	Shares	($000)
Common Stocks (59.9%)[1]
Consumer Discretionary (6.0%)
McDonald's Corp.	496,726	28,348
Walt Disney Co.	794,274	21,811
Home Depot Inc.	763,801	20,348
Comcast Corp. Class A	1,099,500	18,571
Time Warner Inc.	538,707	15,504
Target Corp.	321,670	15,016
* Amazon.com Inc.	154,760	14,448
Lowe's Cos. Inc.	663,659	13,897
News Corp. Class A	1,014,795	12,167
NIKE Inc. Class B	166,205	10,753
* Ford Motor Co.	1,257,272	9,065
Staples Inc.	322,054	7,478
* Kohl's Corp.	130,315	7,434
Yum! Brands Inc.	207,816	7,016
* Viacom Inc. Class B	247,178	6,931
* Liberty Media Corp. - Entertainment Class A	222,713	6,929
TJX Cos. Inc.	186,061	6,912
* Starbucks Corp.	331,308	6,841
Johnson Controls Inc.	267,545	6,838
Time Warner Cable Inc.	158,615	6,835
Carnival Corp.	197,222	6,564
* DIRECTV Group Inc.	226,905	6,258
Best Buy Co. Inc.	159,290	5,977
Omnicom Group Inc.	139,954	5,170
Coach Inc.	142,969	4,707
Gap Inc.	219,290	4,693
* Apollo Group Inc. Class A	61,303	4,516
* Bed Bath & Beyond Inc.	117,384	4,407
Marriott International Inc./DE Class A	135,666	3,743
McGraw-Hill Cos. Inc.	141,583	3,559
Macy's Inc.	189,351	3,463
JC Penney Co. Inc.	95,087	3,209
CBS Corp. Class B	265,942	3,205
Mattel Inc.	161,415	2,980
* priceline.com Inc.	17,782	2,949
Fortune Brands Inc.	67,541	2,903
VF Corp.	39,785	2,882
International Game Technology	133,398	2,865
H&R Block Inc.	152,902	2,810
* Liberty Media Corp. - Interactive	255,129	2,799
Starwood Hotels & Resorts Worldwide Inc.	83,966	2,773
Genuine Parts Co.	71,774	2,732
Ross Stores Inc.	57,015	2,724
Sherwin-Williams Co.	44,779	2,694
Cablevision Systems Corp. Class A	111,201	2,641
* Las Vegas Sands Corp.	148,400	2,499
Harley-Davidson Inc.	105,506	2,427
Comcast Corp.	148,093	2,381
* Wynn Resorts Ltd.	33,154	2,350

	Whirlpool Corp.	33,231	2,325
	Tim Hortons Inc.	81,408	2,304
	Nordstrom Inc.	72,958	2,228
*	O'Reilly Automotive Inc.	61,055	2,207
*	AutoZone Inc.	14,735	2,155
	Tiffany & Co.	55,743	2,148
*	Expedia Inc.	88,614	2,122
	Limited Brands Inc.	122,854	2,087
*	Carmax Inc.	99,237	2,074
	Garmin Ltd.	54,100	2,042
	Darden Restaurants Inc.	58,625	2,001
*	Dollar Tree Inc.	40,393	1,966
	Newell Rubbermaid Inc.	124,925	1,960
	Polo Ralph Lauren Corp. Class A	25,248	1,934
*	ITT Educational Services Inc.	17,223	1,902
*	GameStop Corp. Class A	70,348	1,862
*	DISH Network Corp. Class A	93,759	1,806
*	Goodyear Tire & Rubber Co.	103,357	1,760
	Virgin Media Inc.	125,885	1,752
*	Discovery Communications Inc. Class A	60,296	1,742
*	Urban Outfitters Inc.	56,700	1,711
	Pulte Homes Inc.	154,236	1,695
	Advance Auto Parts Inc.	42,885	1,685
*	Discovery Communications Inc.	63,296	1,648
*,^ Sears Holdings Corp.		25,026	1,634
*	Interpublic Group of Cos. Inc.	215,366	1,620
	DeVry Inc.	28,918	1,600
	BorgWarner Inc.	52,432	1,587
	Family Dollar Stores Inc.	59,897	1,581
	Hasbro Inc.	56,653	1,572
*	Royal Caribbean Cruises Ltd.	62,559	1,506
	Scripps Networks Interactive Inc. Class A	40,258	1,488
	DR Horton Inc.	128,398	1,465
*	MGM Mirage	119,145	1,434
	American Eagle Outfitters Inc.	83,615	1,410
*	Liberty Global Inc. Class A	61,302	1,384
	Strayer Education Inc.	6,305	1,372
*	NVR Inc.	2,078	1,324
*	Aeropostale Inc.	30,350	1,319
	Gannett Co. Inc.	104,644	1,309
	Wyndham Worldwide Corp.	80,186	1,309
	Leggett & Platt Inc.	67,058	1,301
	Abercrombie & Fitch Co.	39,463	1,298
	Autoliv Inc.	38,234	1,285
	Washington Post Co. Class B	2,734	1,280
*	Liberty Global Inc.	55,695	1,251
	Black & Decker Corp.	27,003	1,250
*	Mohawk Industries Inc.	26,167	1,248
	PetSmart Inc.	56,703	1,233
*	Toll Brothers Inc.	61,626	1,204
*	Marvel Entertainment Inc.	22,901	1,136
	Tupperware Brands Corp.	28,140	1,123
	Jarden Corp.	39,522	1,109
*	Sirius XM Radio Inc.	1,736,926	1,103
*	DreamWorks Animation SKG Inc. Class A	30,465	1,084
*	LKQ Corp.	56,720	1,052
*	Chico's FAS Inc.	79,801	1,037
*,^ NetFlix Inc.		22,038	1,017

	Harman International Industries Inc.	29,626	1,004
	Phillips-Van Heusen Corp.	23,200	993
*	Career Education Corp.	40,533	988
*	WMS Industries Inc.	21,975	979
	RadioShack Corp.	57,737	957
*	AutoNation Inc.	51,760	936
*	Big Lots Inc.	37,142	929
	Guess? Inc.	24,855	921
*	Hanesbrands Inc.	42,607	912
*	Warnaco Group Inc.	20,600	903
*	Dick's Sporting Goods Inc.	40,226	901
*	Lamar Advertising Co. Class A	32,724	898
*	Bally Technologies Inc.	23,235	892
	Gentex Corp.	61,995	877
	Wendy's/Arby's Group Inc. Class A	184,336	872
*	Liberty Media Corp. - Capital	41,461	867
	Foot Locker Inc.	70,032	837
*	Penn National Gaming Inc.	29,951	828
*	Office Depot Inc.	123,647	819
	Williams-Sonoma Inc.	40,417	818
	Service Corp. International/US	115,859	812
*	J Crew Group Inc.	22,522	807
*	Panera Bread Co. Class A	13,700	753
	Burger King Holdings Inc.	42,419	746
*	Tractor Supply Co.	15,049	729
	Brinker International Inc.	45,900	722
*	Corinthian Colleges Inc.	38,491	714
	Jones Apparel Group Inc.	38,440	689
	John Wiley & Sons Inc. Class A	19,598	682
*	Carter's Inc.	25,488	681
*	Chipotle Mexican Grill Inc. Class B	8,055	670
*	Gymboree Corp.	13,500	653
*,^ Chipotle Mexican Grill Inc. Class A		6,536	634
*	Brink's Home Security Holdings Inc.	20,556	633
	WABCO Holdings Inc.	29,770	625
	KB Home	37,218	618
	MDC Holdings Inc.	17,550	610
	Eastman Kodak Co.	124,971	597
*	Fossil Inc.	20,904	595
	Polaris Industries Inc.	14,490	591
	Lennar Corp. Class A	41,460	591
*	Tempur-Pedic International Inc.	30,336	575
	Men's Wearhouse Inc.	23,192	573
	Wolverine World Wide Inc.	22,875	568
	Hillenbrand Inc.	27,813	567
*	Rent-A-Center Inc./TX	29,670	560
*	Jack in the Box Inc.	26,780	549
	Aaron's Inc.	20,575	543
*	TRW Automotive Holdings Corp.	32,416	543
	Sotheby's	31,324	540
	New York Times Co. Class A	63,508	516
*	Scientific Games Corp. Class A	32,444	514
	Thor Industries Inc.	16,182	501
*	Deckers Outdoor Corp.	5,900	501
*	Collective Brands Inc.	28,750	498
*	Cheesecake Factory Inc.	26,792	496
	Choice Hotels International Inc.	15,700	488
	Pool Corp.	21,778	484

	Matthews International Corp. Class A	13,614	482
	Meredith Corp.	16,072	481
	Brunswick Corp./DE	39,708	476
	Regal Entertainment Group Class A	38,050	469
*	Coinstar Inc.	14,192	468
*	Life Time Fitness Inc.	16,683	468
	Interactive Data Corp.	17,733	465
	Cooper Tire & Rubber Co.	26,393	464
	American Greetings Corp. Class A	20,144	449
^	Buckle Inc.	13,125	448
	Weight Watchers International Inc.	16,318	448
	OfficeMax Inc.	35,457	446
*	Capella Education Co.	6,620	446
*	AnnTaylor Stores Corp.	27,328	434
*	Gaylord Entertainment Co.	21,340	429
*	Blue Nile Inc.	6,807	423
*	Dana Holding Corp.	62,000	422
*,^ Under Armour Inc. Class A		14,982	417
*	Morningstar Inc.	8,564	416
	Barnes & Noble Inc.	18,693	415
	Orient-Express Hotels Ltd. Class A	36,000	414
*	Saks Inc.	60,587	413
*	Lululemon Athletica Inc.	18,067	411
	Ryland Group Inc.	19,349	408
	Regis Corp.	26,112	405
*	Valassis Communications Inc.	22,558	403
*	Dress Barn Inc.	22,388	401
	Bob Evans Farms Inc./DE	13,738	399
*	Vail Resorts Inc.	11,800	396
*	CTC Media Inc.	25,024	393
*	HSN Inc.	24,154	393
*	Iconix Brand Group Inc.	31,368	391
*	Jo-Ann Stores Inc.	14,235	382
	Scholastic Corp.	15,440	376
	Cracker Barrel Old Country Store Inc.	10,923	376
	International Speedway Corp. Class A	13,555	374
	Penske Auto Group Inc.	19,200	368
*	JOS A Bank Clothiers Inc.	8,225	368
*	PF Chang's China Bistro Inc.	10,700	363
*	Childrens Place Retail Stores Inc.	12,100	362
	National CineMedia Inc.	20,958	356
*	Exide Technologies	42,486	339
*	Lions Gate Entertainment Corp.	54,728	337
*	Buffalo Wild Wings Inc.	7,900	329
*	99 Cents Only Stores	24,129	325
	Dillard's Inc. Class A	22,995	324
*	Skechers U.S.A. Inc. Class A	18,800	322
*	CROCS Inc.	47,100	313
*	Charming Shoppes Inc.	63,756	313
*	Timberland Co. Class A	22,468	313
*	Sonic Corp.	28,091	311
*	Live Nation Inc.	37,657	308
*	Boyd Gaming Corp.	27,756	303
*	Shuffle Master Inc.	32,013	302
*	Steven Madden Ltd.	8,087	298
*	Pinnacle Entertainment Inc.	29,200	298
*	American Public Education Inc.	8,500	295
*	Cabela's Inc.	22,000	293

*	Interval Leisure Group Inc.	23,101	288
*	Coldwater Creek Inc.	35,018	287
*	CEC Entertainment Inc.	10,994	284
*	Sally Beauty Holdings Inc.	39,755	283
	Arbitron Inc.	13,378	278
*	True Religion Apparel Inc.	10,581	274
*	Texas Roadhouse Inc. Class A	25,800	274
	Harte-Hanks Inc.	19,399	268
*	Papa John's International Inc.	10,900	268
*	Genesco Inc.	10,945	263
*	Hibbett Sports Inc.	14,418	263
*	Tenneco Inc.	19,660	256
	Group 1 Automotive Inc.	9,451	254
	Stewart Enterprises Inc. Class A	47,000	246
	Unifirst Corp./MA	5,500	244
	ArvinMeritor Inc.	31,181	244
*	Meritage Homes Corp.	12,000	244
*	Citi Trends Inc.	8,300	236
*	Universal Technical Institute Inc.	11,978	236
	Callaway Golf Co.	30,604	233
	Monro Muffler Brake Inc.	7,320	233
	Finish Line Inc. Class A	22,894	233
	Fred's Inc. Class A	17,750	226
	Liz Claiborne Inc.	45,629	225
	Stage Stores Inc.	17,343	225
	Columbia Sportswear Co.	5,384	222
*	Helen of Troy Ltd.	11,400	221
	Ethan Allen Interiors Inc.	13,359	220
*	California Pizza Kitchen Inc.	14,050	219
	Cato Corp. Class A	10,798	219
*	Standard Pacific Corp.	59,001	218
*	Ticketmaster Entertainment Inc.	18,301	214
*	Pacific Sunwear Of California	41,248	212
	DineEquity Inc.	8,551	212
*	Stein Mart Inc.	16,189	206
*	HOT Topic Inc.	26,969	202
*	Pre-Paid Legal Services Inc.	3,880	197
	CKE Restaurants Inc.	18,751	197
*	Steiner Leisure Ltd.	5,485	196
*	Fuel Systems Solutions Inc.	5,442	196
	Big 5 Sporting Goods Corp.	12,900	195
*	Quiksilver Inc.	70,440	194
	PEP Boys-Manny Moe & Jack	19,740	193
*	Steak N Shake Co.	16,285	192
	Belo Corp. Class A	35,150	190
	Lennar Corp. Class B	16,664	188
*	Ruby Tuesday Inc.	21,633	182
*	Drew Industries Inc.	8,382	182
	Winnebago Industries	12,342	182
*	Knology Inc.	18,607	181
*	Domino's Pizza Inc.	20,200	179
	NutriSystem Inc.	11,590	177
	PetMed Express Inc.	9,100	172
	Ameristar Casinos Inc.	10,854	171
	Sturm Ruger & Co. Inc.	12,776	165
*,^ Fuqi International Inc.		5,600	164
	Churchill Downs Inc.	4,200	162
	La-Z-Boy Inc.	18,547	160

World Wrestling Entertainment Inc. Class A	11,400	160
* Wet Seal Inc. Class A	42,175	159
* BJ's Restaurants Inc.	10,556	158
Ambassadors Group Inc.	10,100	158
National Presto Industries Inc.	1,820	157
Standard Motor Products Inc.	10,290	156
* Volcom Inc.	9,414	155
* Warner Music Group Corp.	28,012	155
Christopher & Banks Corp.	22,302	151
Brown Shoe Co. Inc.	18,675	150
Superior Industries International Inc.	10,179	145
Sonic Automotive Inc. Class A	13,599	143
* Mediacom Communications Corp. Class A	24,580	142
* Asbury Automotive Group Inc.	11,100	141
* Jakks Pacific Inc.	9,761	140
* Peet's Coffee & Tea Inc.	4,934	139
* DSW Inc. Class A	8,551	137
Sinclair Broadcast Group Inc. Class A	38,100	136
* Ascent Media Corp. Class A	5,200	133
* Pier 1 Imports Inc.	33,984	131
American Axle & Manufacturing Holdings Inc.	18,436	131
* Universal Electronics Inc.	6,389	130
Marcus Corp.	10,100	129
* Red Robin Gourmet Burgers Inc.	6,300	129
* Rentrak Corp.	7,200	129
* Ulta Salon Cosmetics & Fragrance Inc.	7,676	127
* Amerigon Inc.	16,900	124
* Shutterfly Inc.	7,400	123
* Maidenform Brands Inc.	7,500	120
Oxford Industries Inc.	6,100	120
* America's Car-Mart Inc.	5,000	120
* RC2 Corp.	8,400	120
* Drugstore.Com Inc.	48,241	117
* Krispy Kreme Doughnuts Inc.	32,697	117
* Blockbuster Inc. Class A	107,754	115
Movado Group Inc.	7,876	114
Cinemark Holdings Inc.	11,000	114
Modine Manufacturing Co.	11,838	110
* CKX Inc.	16,273	109
* RCN Corp.	11,635	108
* Zale Corp.	14,898	106
* Unifi Inc.	32,870	105
K-Swiss Inc. Class A	11,600	102
* hhgregg Inc.	5,900	100
* Tween Brands Inc.	11,798	99
* Zumiez Inc.	5,956	98
* Entercom Communications Corp. Class A	18,894	96
* Orbitz Worldwide Inc.	15,400	95
* American Apparel Inc.	26,992	95
Cherokee Inc.	3,938	94
* Borders Group Inc.	30,217	94
* Haverty Furniture Cos. Inc.	7,948	94
* Cavco Industries Inc.	2,610	93
* K12 Inc.	5,600	92
* Furniture Brands International Inc.	16,573	92
* Kirkland's Inc.	6,400	91
Speedway Motorsports Inc.	6,285	90
Blyth Inc.	2,331	90

*	Hovnanian Enterprises Inc. Class A	23,476	90
*	Select Comfort Corp.	18,937	90
*	Clear Channel Outdoor Holdings Inc. Class A	12,694	89
*	Midas Inc.	9,448	89
*	Lincoln Educational Services Corp.	3,859	88
*	Perry Ellis International Inc.	5,491	88
*	Dolan Media Co.	7,300	88
	Lithia Motors Inc. Class A	5,600	87
*	Systemax Inc.	7,100	86
*	Gaiam Inc. Class A	12,241	85
*	Lumber Liquidators Inc.	3,900	85
*,^ Quantum Fuel Systems Technologies Worldwide Inc.		63,300	84
*	EW Scripps Co. Class A	11,219	84
*	Leapfrog Enterprises Inc.	19,980	82
*	Smith & Wesson Holding Corp.	15,460	81
*	Core-Mark Holding Co. Inc.	2,800	80
	Skyline Corp.	3,500	79
	Books-A-Million Inc.	6,500	78
*	Beazer Homes USA Inc.	14,000	78
*	Landry's Restaurants Inc.	7,384	78
*	West Marine Inc.	9,762	77
*	Destination Maternity Corp.	4,134	75
*	Grand Canyon Education Inc.	4,200	75
*	1-800-Flowers.com Inc. Class A	21,537	74
	Talbots Inc.	7,978	74
	McClatchy Co. Class A	28,497	73
	Spartan Motors Inc.	13,989	72
*	FGX International Holdings Ltd.	5,100	71
*,^ Conn's Inc.		6,300	71
*	Casual Male Retail Group Inc.	20,575	71
*	Denny's Corp.	26,312	70
*	Alloy Inc.	10,275	70
*	Isle of Capri Casinos Inc.	5,797	68
*	Learning Tree International Inc.	5,981	68
*	M/I Homes Inc.	5,000	68
*	O'Charleys Inc.	7,039	66
*	Daily Journal Corp.	1,228	65
	Journal Communications Inc. Class A	17,539	65
*	AFC Enterprises Inc.	7,585	64
*	iRobot Corp.	5,145	63
	Jackson Hewitt Tax Service Inc.	12,400	63
	Lee Enterprises Inc./IA	22,798	63
*	Overstock.com Inc.	4,262	63
	Media General Inc. Class A	7,157	61
	Stanley Furniture Co. Inc.	5,600	58
*	Mac-Gray Corp.	5,300	57
*	Stamps.com Inc.	5,950	55
*	Audiovox Corp. Class A	7,998	55
*	Stoneridge Inc.	7,700	54
	Bebe Stores Inc.	7,350	54
*	Fisher Communications Inc.	2,860	52
*	Tuesday Morning Corp.	12,473	52
*	Retail Ventures Inc.	9,500	50
*	LodgeNet Interactive Corp.	6,600	50
*	New York & Co. Inc.	9,500	49
*,^ Raser Technologies Inc.		31,400	48
*	Rex Stores Corp.	4,300	47
*	LIN TV Corp. Class A	9,878	47

* Morgans Hotel Group Co.	8,300	45
CPI Corp.	3,600	45
Kenneth Cole Productions Inc. Class A	4,462	45
* Youbet.com Inc.	21,280	45
* MarineMax Inc.	5,700	44
Weyco Group Inc.	1,942	44
* Reading International Inc. Class A	10,600	44
* Multimedia Games Inc.	8,500	43
* dELiA*s Inc.	20,058	43
* Monarch Casino & Resort Inc.	4,000	43
* Sealy Corp.	12,647	40
CSS Industries Inc.	2,010	40
Arctic Cat Inc.	5,600	40
* Valuevision Media Inc. Class A	11,940	39
* Shoe Carnival Inc.	2,550	39
* Martha Stewart Living Omnimedia Class A	6,130	38
* Empire Resorts Inc.	12,697	38
Dover Downs Gaming & Entertainment Inc.	6,583	38
* Famous Dave's Of America Inc.	6,350	37
* MTR Gaming Group Inc.	12,037	37
* G-III Apparel Group Ltd.	2,600	37
* Playboy Enterprises Inc. Class B	12,000	36
* Morton's Restaurant Group Inc.	8,400	36
* Dorman Products Inc.	2,354	35
* Carriage Services Inc. Class A	8,900	35
* Kid Brands Inc.	5,538	34
* Entravision Communications Corp. Class A	18,529	32
* ChinaCast Education Corp.	4,400	32
* Luby's Inc.	7,600	32
* Brookfield Homes Corp.	4,479	30
* Great Wolf Resorts Inc.	8,318	30
* Nexstar Broadcasting Group Inc. Class A	8,317	29
Marine Products Corp.	5,136	28
* Harris Interactive Inc.	27,000	28
* Saga Communications Inc. Class A	2,050	27
* Cumulus Media Inc. Class A	15,330	26
* Carmike Cinemas Inc.	2,600	26
* Steinway Musical Instruments	2,200	26
Gray Television Inc.	11,200	26
* Bluegreen Corp.	8,500	26
Strattec Security Corp.	1,725	25
Koss Corp.	2,101	24
* Champion Enterprises Inc.	51,600	24
* Rubio's Restaurants Inc.	3,622	23
* Benihana Inc. Class A	3,860	22
AH Belo Corp. Class A	6,710	22
Hooker Furniture Corp.	1,600	22
* McCormick & Schmick's Seafood Restaurants Inc.	2,860	21
Primedia Inc.	8,292	21
* Radio One Inc.	20,091	20
* Cache Inc.	3,950	20
* Build-A-Bear Workshop Inc.	3,900	19
* Princeton Review Inc.	4,500	19
* Nautilus Inc.	10,993	19
Lifetime Brands Inc.	3,200	18
* EDCI Holdings Inc.	3,023	18
* Navarre Corp.	8,214	18
Bassett Furniture Industries Inc.	4,200	18

* Palm Harbor Homes Inc.	6,200	18
* Ruth's Hospitality Group Inc.	4,202	18
* AC Moore Arts & Crafts Inc.	4,858	17
* Pomeroy IT Solutions Inc.	2,700	17
* Jamba Inc.	9,207	17
Bon-Ton Stores Inc.	2,200	16
Lakes Entertainment Inc.	4,613	15
Beasley Broadcasting Group Inc. Class A	4,235	15
* Century Casinos Inc.	5,100	15
* Radio One Inc. Class A	14,000	15
* Cost Plus Inc.	7,100	14
* MAXXAM Inc.	1,225	12
* Emerson Radio Corp.	9,600	12
* Lazare Kaplan International Inc.	4,741	12
Heelys Inc.	5,550	12
* Benihana Inc. Class A	1,930	12
* Cosi Inc.	16,980	11
* Premier Exhibitions Inc.	8,900	9
* Hollywood Media Corp.	6,000	9
* Blockbuster Inc. Class B	15,384	9
* Atrinsic Inc.	8,417	9
* Salem Communications Corp. Class A	3,960	9
Dover Motorsports Inc.	5,900	9
* Emmis Communications Corp. Class A	10,365	9
* Lodgian Inc.	5,200	9
* 4Kids Entertainment Inc.	4,900	8
* Outdoor Channel Holdings Inc.	1,100	7
* Trans World Entertainment	7,150	6
* Carrols Restaurant Group Inc.	844	6
* Rocky Brands Inc.	1,000	6
Flexsteel Industries	701	6
* Nobel Learning Communities Inc.	609	6
News Corp. Class B	400	6
* Spanish Broadcasting System Inc.	11,100	5
* Orleans Homebuilders Inc.	1,500	5
* Escalade Inc.	1,686	4
* Gander Mountain Co.	800	4
* Shiloh Industries Inc.	900	4
* California Coastal Communities Inc.	2,111	3
* Dixie Group Inc.	1,011	3
* Collectors Universe	550	3
* Craftmade International Inc.	960	3
* WPT Enterprises Inc.	2,947	3
* Red Lion Hotels Corp.	500	3
* Joe's Jeans Inc.	4,000	3
* Town Sports International Holdings Inc.	1,000	2
* Culp Inc.	400	2
* SPAR Group Inc.	300	—
* Optimal Group Inc. Class A	60	—
* Krispy Kreme Doughnuts Inc. Warrants Exp. 03/02/2012	591	—
		527,922
Consumer Staples (5.9%)
Procter & Gamble Co.	1,312,446	76,017
Wal-Mart Stores Inc.	1,057,092	51,893
Coca-Cola Co.	938,134	50,378
Philip Morris International Inc.	883,240	43,049
PepsiCo Inc./NC	700,987	41,120

CVS Caremark Corp.	655,494	23,427
Kraft Foods Inc.	663,156	17,421
Colgate-Palmolive Co.	224,943	17,159
Walgreen Co.	446,549	16,732
Altria Group Inc.	931,049	16,582
Costco Wholesale Corp.	195,406	11,033
Kimberly-Clark Corp.	186,502	11,000
General Mills Inc.	148,068	9,533
Archer-Daniels-Midland Co.	260,108	7,600
Sysco Corp.	265,623	6,601
Avon Products Inc.	192,206	6,527
Kellogg Co.	120,535	5,934
Kroger Co.	279,048	5,760
HJ Heinz Co.	141,626	5,630
Lorillard Inc.	75,656	5,621
ConAgra Foods Inc.	201,322	4,365
Safeway Inc.	191,726	3,781
Bunge Ltd.	59,635	3,734
Clorox Co.	62,618	3,683
Reynolds American Inc.	78,698	3,504
Molson Coors Brewing Co. Class B	68,133	3,317
Sara Lee Corp.	297,523	3,314
* Dr Pepper Snapple Group Inc.	114,252	3,285
Campbell Soup Co.	95,475	3,114
JM Smucker Co.	53,313	2,826
Coca-Cola Enterprises Inc.	131,750	2,821
Hershey Co.	71,080	2,762
Pepsi Bottling Group Inc.	67,215	2,449
* Whole Foods Market Inc.	63,172	1,926
* Energizer Holdings Inc.	28,931	1,919
Estee Lauder Cos. Inc. Class A	50,666	1,879
McCormick & Co. Inc./MD	53,117	1,803
Church & Dwight Co. Inc.	31,555	1,790
Brown-Forman Corp. Class B	35,829	1,728
Tyson Foods Inc. Class A	131,505	1,661
* Ralcorp Holdings Inc.	25,457	1,489
* Dean Foods Co.	81,199	1,445
SUPERVALU Inc.	95,238	1,434
* Constellation Brands Inc. Class A	88,740	1,344
* Hansen Natural Corp.	34,645	1,273
Hormel Foods Corp.	33,197	1,179
* Green Mountain Coffee Roasters Inc.	15,355	1,134
Alberto-Culver Co. Class B	39,705	1,099
Del Monte Foods Co.	89,003	1,031
* NBTY Inc.	24,994	989
Flowers Foods Inc.	37,384	983
Corn Products International Inc.	33,550	957
* Smithfield Foods Inc.	66,959	924
Herbalife Ltd.	27,708	907
* BJ's Wholesale Club Inc.	24,566	890
PepsiAmericas Inc.	28,001	800
* Central European Distribution Corp.	22,650	742
Casey's General Stores Inc.	22,825	716
Mead Johnson Nutrition Co. Class A	15,504	699
* Chattem Inc.	8,205	545
* TreeHouse Foods Inc.	14,511	518
Ruddick Corp.	18,509	493
Universal Corp./VA	11,600	485

*	Rite Aid Corp.	294,038	482
*	United Natural Foods Inc.	19,200	459
	Lancaster Colony Corp.	8,751	449
	Nu Skin Enterprises Inc. Class A	23,501	436
	Vector Group Ltd.	23,902	372
*	Winn-Dixie Stores Inc.	26,566	349
*	Chiquita Brands International Inc.	21,536	348
*	Hain Celestial Group Inc.	18,035	346
	J&J Snack Foods Corp.	7,900	341
	Lance Inc.	13,200	341
	Andersons Inc.	9,500	334
*	Darling International Inc.	44,907	330
	Sanderson Farms Inc.	8,419	317
*	Bare Escentuals Inc.	25,237	300
	Tootsie Roll Industries Inc.	12,150	289
*	Central Garden and Pet Co. Class A	25,750	281
*	Alliance One International Inc.	49,488	222
*	American Italian Pasta Co.	8,100	220
*	Great Atlantic & Pacific Tea Co.	23,626	211
*	Smart Balance Inc.	34,100	209
	Diamond Foods Inc.	6,095	193
	B&G Foods Inc. Class A	22,400	183
	WD-40 Co.	6,412	182
	Nash Finch Co.	6,656	182
*,^ American Oriental Bioengineering Inc.		37,100	180
*	Heckmann Corp.	37,100	170
*	USANA Health Sciences Inc.	4,350	148
*	Elizabeth Arden Inc.	12,138	143
	Weis Markets Inc.	4,452	142
*	Medifast Inc.	6,400	139
	Spartan Stores Inc.	9,800	139
*	Pantry Inc.	8,400	132
*	Boston Beer Co. Inc. Class A	3,300	122
	Cal-Maine Foods Inc.	4,200	112
	Arden Group Inc.	790	94
	Coca-Cola Bottling Co. Consolidated	1,700	82
*	Nutraceutical International Corp.	7,300	82
	Pricesmart Inc.	4,285	80
*	Central Garden and Pet Co.	6,775	80
	Ingles Markets Inc. Class A	5,000	79
*	American Dairy Inc.	2,753	78
	Inter Parfums Inc.	6,225	76
*	Prestige Brands Holdings Inc.	10,746	76
	Griffin Land & Nurseries Inc.	2,257	72
*	Zapata Corp.	10,300	72
*	Lifeway Foods Inc.	6,122	67
*	National Beverage Corp.	5,760	66
	Farmer Bros Co.	2,598	54
	Alico Inc.	1,667	49
*	John B. Sanfilippo & Son Inc.	4,200	49
*	Susser Holdings Corp.	3,592	45
	Calavo Growers Inc.	2,287	43
*	Omega Protein Corp.	7,900	38
	Oil-Dri Corp. of America	2,500	36
*	Reddy Ice Holdings Inc.	6,613	36
*	Seneca Foods Corp. Class A	1,300	36
*	Revlon Inc. Class A	6,406	31
	Mannatech Inc.	6,650	25

Village Super Market Inc. Class A	826	24
* Parlux Fragrances Inc.	9,354	20
* Star Scientific Inc.	20,762	19
Imperial Sugar Co.	1,200	15
Schiff Nutrition International Inc.	2,700	14
* Female Health Co.	2,700	14
* MGP Ingredients Inc.	2,300	10
* Monterey Gourmet Foods Inc.	2,700	6
* Jones Soda Co.	6,300	5
* Physicians Formula Holdings Inc.	900	3
* Vermont Pure Holdings Ltd.	800	1
		517,134
Energy (6.6%)
Exxon Mobil Corp.	2,197,273	150,755
Chevron Corp.	902,684	63,576
Schlumberger Ltd.	538,702	32,107
ConocoPhillips	633,730	28,619
Occidental Petroleum Corp.	365,005	28,616
Anadarko Petroleum Corp.	224,720	14,097
Apache Corp.	150,920	13,859
Devon Energy Corp.	189,841	12,782
* Transocean Ltd.	144,341	12,345
Halliburton Co.	403,912	10,954
XTO Energy Inc.	247,963	10,246
Marathon Oil Corp.	318,618	10,164
EOG Resources Inc.	112,650	9,407
* National Oilwell Varco Inc.	188,241	8,119
Chesapeake Energy Corp.	267,813	7,606
Hess Corp.	132,457	7,081
* Southwestern Energy Co.	154,693	6,602
* Weatherford International Ltd.	314,332	6,516
Baker Hughes Inc.	139,373	5,946
Spectra Energy Corp.	290,340	5,499
Noble Energy Inc.	77,969	5,143
Valero Energy Corp.	250,477	4,857
Murphy Oil Corp.	81,532	4,694
Williams Cos. Inc.	261,187	4,667
Peabody Energy Corp.	120,316	4,478
Noble Corp.	117,576	4,463
* Cameron International Corp.	97,642	3,693
Consol Energy Inc.	81,339	3,669
Range Resources Corp.	70,448	3,477
* Ultra Petroleum Corp.	68,107	3,335
* PetroHawk Energy Corp.	135,412	3,278
El Paso Corp.	315,641	3,257
Diamond Offshore Drilling Inc.	31,211	2,981
* FMC Technologies Inc.	55,568	2,903
Smith International Inc.	98,724	2,833
ENSCO International Inc.	63,824	2,715
* Nabors Industries Ltd.	127,366	2,662
BJ Services Co.	131,520	2,555
* Newfield Exploration Co.	59,652	2,539
* Pride International Inc.	78,066	2,376
* Alpha Natural Resources Inc.	53,934	1,893
Helmerich & Payne Inc.	47,470	1,876
Pioneer Natural Resources Co.	51,309	1,862
* Plains Exploration & Production Co.	61,624	1,705

* Denbury Resources Inc.	112,000	1,695
Cabot Oil & Gas Corp.	46,570	1,665
Cimarex Energy Co.	37,457	1,623
Arch Coal Inc.	71,976	1,593
* Kinder Morgan Management LLC	33,137	1,569
* EXCO Resources Inc.	80,745	1,509
Sunoco Inc.	52,558	1,495
* Oceaneering International Inc.	24,605	1,396
* Whiting Petroleum Corp.	22,824	1,314
Rowan Cos. Inc.	50,870	1,174
* Dresser-Rand Group Inc.	37,022	1,150
Tidewater Inc.	23,211	1,093
Massey Energy Co.	38,479	1,073
* Concho Resources Inc./Midland TX	28,792	1,046
Southern Union Co.	50,197	1,044
Patterson-UTI Energy Inc.	69,018	1,042
Core Laboratories NV	9,800	1,010
Tesoro Corp./Texas	62,300	933
* Forest Oil Corp.	46,875	917
* Atwood Oceanics Inc.	25,964	916
St Mary Land & Exploration Co.	28,007	909
* Encore Acquisition Co.	23,700	886
* Comstock Resources Inc.	20,910	838
* Unit Corp.	20,250	835
* Superior Energy Services Inc.	35,095	790
* Oil States International Inc.	22,315	784
* Quicksilver Resources Inc.	53,250	756
* SandRidge Energy Inc.	57,300	743
* Dril-Quip Inc.	14,400	715
* SEACOR Holdings Inc.	8,626	704
* Mariner Energy Inc.	46,780	663
Frontier Oil Corp.	47,164	657
* Exterran Holdings Inc.	27,550	654
* Arena Resources Inc.	17,800	632
* Helix Energy Solutions Group Inc.	42,072	630
World Fuel Services Corp.	13,095	629
* Bill Barrett Corp.	18,392	603
* Continental Resources Inc./OK	15,265	598
Holly Corp.	19,086	489
Penn Virginia Corp.	21,150	485
* Key Energy Services Inc.	55,620	484
* Patriot Coal Corp.	40,518	476
* Atlas Energy Inc.	17,573	476
CARBO Ceramics Inc.	9,200	474
* Global Industries Ltd.	48,274	459
Overseas Shipholding Group Inc.	11,859	443
Berry Petroleum Co. Class A	16,300	437
* CNX Gas Corp.	14,093	433
* Cal Dive International Inc.	42,955	425
* NATCO Group Inc.	9,500	421
* Bristow Group Inc.	13,000	386
* ATP Oil & Gas Corp.	20,854	373
* Carrizo Oil & Gas Inc.	15,107	370
Lufkin Industries Inc.	6,900	367
* Swift Energy Co.	14,700	348
* Tetra Technologies Inc.	35,250	342
* Parker Drilling Co.	61,600	336
* Gulfmark Offshore Inc.	10,000	327

* Willbros Group Inc.	21,375	326
* Rosetta Resources Inc.	21,700	319
* Contango Oil & Gas Co.	6,102	312
* Hornbeck Offshore Services Inc.	11,200	309
* International Coal Group Inc.	75,863	306
* Goodrich Petroleum Corp.	11,414	295
* Brigham Exploration Co.	29,179	265
* McMoRan Exploration Co.	34,622	261
* Complete Production Services Inc.	23,007	260
* USEC Inc.	55,330	260
* Stone Energy Corp.	14,766	241
* Enbridge Energy Management LLC	5,239	236
* James River Coal Co.	12,188	233
* Clean Energy Fuels Corp.	14,700	212
* CVR Energy Inc.	16,800	209
* Hercules Offshore Inc.	42,324	208
* ION Geophysical Corp.	57,925	204
* BPZ Resources Inc.	26,300	198
* Venoco Inc.	16,966	195
* Seahawk Drilling Inc.	5,444	169
* Pioneer Drilling Co.	23,008	169
General Maritime Corp.	20,404	158
RPC Inc.	14,825	155
* Newpark Resources Inc.	47,421	152
* Petroquest Energy Inc.	23,400	152
* Rentech Inc.	91,400	148
Gulf Island Fabrication Inc.	7,714	145
* Oilsands Quest Inc.	127,488	144
W&T Offshore Inc.	12,297	144
* Matrix Service Co.	12,500	136
* Gulfport Energy Corp.	14,900	130
* PHI Inc.	6,324	128
* GMX Resources Inc.	7,500	118
* Western Refining Inc.	18,000	116
Toreador Resources Corp.	11,152	111
* Petroleum Development Corp.	5,891	110
* Warren Resources Inc.	36,220	107
Vaalco Energy Inc.	22,800	105
* Harvest Natural Resources Inc.	19,600	101
* Delta Petroleum Corp.	56,963	100
* Allis-Chalmers Energy Inc.	22,772	99
* T-3 Energy Services Inc.	4,500	89
* Kodiak Oil & Gas Corp.	36,814	88
Crosstex Energy Inc.	16,708	88
* Cheniere Energy Inc.	29,695	87
* Tesco Corp.	9,962	79
* Endeavour International Corp.	64,000	77
* Clayton Williams Energy Inc.	2,388	72
* Syntroleum Corp.	26,257	71
* Natural Gas Services Group Inc.	4,000	70
* Bronco Drilling Co. Inc.	10,270	67
* Basic Energy Services Inc.	6,881	58
* Dawson Geophysical Co.	2,000	55
* ENGlobal Corp.	12,800	53
* CREDO Petroleum Corp.	5,050	51
* OYO Geospace Corp.	1,824	47
* Trico Marine Services Inc./United States	5,968	46
* Parallel Petroleum Corp.	14,040	45

*	Sulphco Inc.	31,693	43
*	FX Energy Inc.	13,100	42
	Panhandle Oil and Gas Inc. Class A	1,900	41
*	Superior Well Services Inc.	4,136	40
*	Rex Energy Corp.	4,736	40
*	Abraxas Petroleum Corp.	21,518	39
*	Northern Oil And Gas Inc.	4,572	38
*,^ Tri-Valley Corp.		13,900	38
*	Gasco Energy Inc.	71,046	35
*,^ Evergreen Energy Inc.		52,194	32
*	Isramco Inc.	245	32
*	Double Eagle Petroleum Co.	6,523	31
*	Union Drilling Inc.	4,000	31
	Alon USA Energy Inc.	2,797	28
*	RAM Energy Resources Inc.	20,039	24
*	HKN Inc.	7,047	22
	Delek US Holdings Inc.	2,400	21
*,^ GeoGlobal Resources Inc.		15,000	17
*	Meridian Resource Corp.	36,700	15
*	Callon Petroleum Co.	7,361	13
*	Verenium Corp.	1,938	13
*	Geokinetics Inc.	600	13
*	Cano Petroleum Inc.	9,900	13
*	Pacific Ethanol Inc.	22,380	12
*	Bolt Technology Corp.	900	11
*	Approach Resources Inc.	1,200	11
*	Uranium Resources Inc.	8,100	9
*	Westmoreland Coal Co.	1,000	8
*	American Oil & Gas Inc.	4,017	8
*	NGAS Resources Inc.	2,400	6
	Barnwell Industries Inc.	1,000	4
*	Quest Resource Corp.	6,100	4
*	Boots & Coots Inc.	1,300	2
*	Mitcham Industries Inc.	300	2
*	BMB Munai Inc.	1,500	1
			579,069
Financials (9.6%)
	JPMorgan Chase & Co.	1,692,757	74,177
	Bank of America Corp.	3,891,500	65,844
	Wells Fargo & Co.	1,969,851	55,510
	Goldman Sachs Group Inc.	215,278	39,687
	Citigroup Inc.	7,212,107	34,907
	US Bancorp	854,470	18,679
	Morgan Stanley	530,074	16,369
	American Express Co.	473,184	16,041
	Bank of New York Mellon Corp.	538,279	15,605
	MetLife Inc.	368,494	14,029
	Travelers Cos. Inc.	263,607	12,977
	State Street Corp.	218,859	11,512
	Prudential Financial Inc.	205,353	10,249
	PNC Financial Services Group Inc.	200,341	9,735
	Aflac Inc.	210,410	8,993
*	Berkshire Hathaway Inc. Class A	89	8,989
	Simon Property Group Inc.	127,300	8,838
	Charles Schwab Corp.	443,741	8,498
	BB&T Corp.	306,848	8,359
	CME Group Inc.	26,888	8,287

ACE Ltd.	151,165	8,081
Chubb Corp.	158,544	7,992
* Berkshire Hathaway Inc. Class B	2,329	7,739
Franklin Resources Inc.	72,968	7,341
Capital One Financial Corp.	203,375	7,267
Allstate Corp.	229,355	7,023
Marsh & McLennan Cos. Inc.	235,237	5,817
Northern Trust Corp.	96,731	5,626
Loews Corp.	156,772	5,369
T Rowe Price Group Inc.	115,035	5,257
* Progressive Corp.	291,246	4,829
SunTrust Banks Inc.	209,256	4,719
Vornado Realty Trust	71,409	4,599
AON Corp.	112,134	4,563
Annaly Capital Management Inc.	245,100	4,446
Public Storage	56,785	4,273
Invesco Ltd.	185,180	4,215
Ameriprise Financial Inc.	114,781	4,170
Boston Properties Inc.	61,281	4,017
Discover Financial Services	241,807	3,925
Hartford Financial Services Group Inc.	146,470	3,881
Principal Financial Group Inc.	139,813	3,829
Equity Residential	123,269	3,784
HCP Inc.	130,853	3,761
Lincoln National Corp.	133,257	3,453
Fifth Third Bancorp	340,062	3,445
NYSE Euronext	117,032	3,381
Unum Group	149,112	3,197
Host Hotels & Resorts Inc.	266,667	3,139
Regions Financial Corp.	493,039	3,062
Hudson City Bancorp Inc.	211,337	2,779
Ventas Inc.	70,395	2,710
* IntercontinentalExchange Inc.	27,840	2,706
XL Capital Ltd. Class A	154,001	2,689
AvalonBay Communities Inc.	35,891	2,610
Genworth Financial Inc. Class A	216,732	2,590
People's United Financial Inc.	156,737	2,439
Everest Re Group Ltd.	27,700	2,429
* American International Group Inc.	54,496	2,404
ProLogis	199,248	2,375
* TD Ameritrade Holding Corp.	118,201	2,319
KeyCorp	351,045	2,282
Plum Creek Timber Co. Inc.	73,269	2,245
Health Care REIT Inc.	53,886	2,243
M&T Bank Corp.	34,203	2,132
Willis Group Holdings Ltd.	75,297	2,125
* Leucadia National Corp.	85,828	2,122
Kimco Realty Corp.	160,967	2,099
BlackRock Inc.	9,551	2,071
Comerica Inc.	67,959	2,016
Legg Mason Inc.	63,737	1,978
PartnerRe Ltd.	25,476	1,960
Moody's Corp.	90,163	1,845
Axis Capital Holdings Ltd.	60,900	1,838
* SLM Corp.	210,449	1,835
Cincinnati Financial Corp.	69,452	1,805
Assurant Inc.	52,933	1,697
New York Community Bancorp Inc.	147,582	1,685

WR Berkley Corp.	64,754	1,637
Federal Realty Investment Trust	26,548	1,629
Torchmark Corp.	37,163	1,614
RenaissanceRe Holdings Ltd.	28,000	1,533
Fidelity National Financial Inc. Class A	100,417	1,514
AMB Property Corp.	65,746	1,509
Liberty Property Trust	46,335	1,507
Digital Realty Trust Inc.	32,550	1,488
SL Green Realty Corp.	33,345	1,462
Reinsurance Group of America Inc. Class A	32,711	1,459
Rayonier Inc.	35,505	1,453
Huntington Bancshares Inc./OH	305,120	1,437
Nationwide Health Properties Inc.	46,307	1,435
Eaton Vance Corp.	49,803	1,394
* Markel Corp.	4,190	1,382
HCC Insurance Holdings Inc.	50,499	1,381
* NASDAQ OMX Group Inc.	63,701	1,341
* MSCI Inc. Class A	45,061	1,335
Regency Centers Corp.	36,005	1,334
Old Republic International Corp.	108,303	1,319
* First Horizon National Corp.	98,269	1,300
* Arch Capital Group Ltd.	19,057	1,287
* Jefferies Group Inc.	46,128	1,256
Cullen/Frost Bankers Inc.	24,086	1,244
Marshall & Ilsley Corp.	150,872	1,218
* St Joe Co.	41,609	1,212
Duke Realty Corp.	100,727	1,210
* Affiliated Managers Group Inc.	18,563	1,207
Realty Income Corp.	46,881	1,203
Transatlantic Holdings Inc.	23,870	1,198
* CB Richard Ellis Group Inc. Class A	101,381	1,190
Camden Property Trust	29,380	1,184
SEI Investments Co.	60,108	1,183
First American Corp.	35,587	1,152
Janus Capital Group Inc.	80,739	1,145
Hospitality Properties Trust	54,962	1,120
Mack-Cali Realty Corp.	34,489	1,115
Waddell & Reed Financial Inc.	38,687	1,101
White Mountains Insurance Group Ltd.	3,581	1,099
Arthur J Gallagher & Co.	45,101	1,099
Federated Investors Inc. Class B	41,674	1,099
Senior Housing Properties Trust	57,154	1,092
Commerce Bancshares Inc./Kansas City MO	29,205	1,088
Validus Holdings Ltd.	42,093	1,086
Macerich Co.	35,557	1,078
UDR Inc.	67,662	1,065
Alexandria Real Estate Equities Inc.	19,528	1,061
Chimera Investment Corp.	273,893	1,046
Brown & Brown Inc.	54,141	1,037
Raymond James Financial Inc.	44,205	1,029
Weingarten Realty Investors	51,134	1,019
Highwoods Properties Inc.	31,449	989
First Niagara Financial Group Inc.	80,142	988
Aspen Insurance Holdings Ltd.	37,330	988
Essex Property Trust Inc.	12,288	978
MFA Financial Inc.	122,800	978
Assured Guaranty Ltd.	49,480	961
Corporate Office Properties Trust SBI/MD	25,792	951

	Hanover Insurance Group Inc.	22,943	948
*	AmeriCredit Corp.	59,802	944
	StanCorp Financial Group Inc.	22,598	912
	Allied World Assurance Co. Holdings Ltd.	18,875	905
	Bank of Hawaii Corp.	21,473	892
	Zions Bancorporation	49,307	886
	Taubman Centers Inc.	24,500	884
	Jones Lang LaSalle Inc.	18,511	877
	American Financial Group Inc./OH	33,840	863
*	Knight Capital Group Inc. Class A	39,668	863
	Washington Federal Inc.	49,090	828
*	E*Trade Financial Corp.	472,900	828
	Platinum Underwriters Holdings Ltd.	23,000	824
	Bancorpsouth Inc.	33,721	823
	Endurance Specialty Holdings Ltd.	22,500	821
	Protective Life Corp.	37,514	804
	Apartment Investment & Management Co.	54,032	797
	Greenhill & Co. Inc.	8,800	788
	City National Corp./CA	20,010	779
	HRPT Properties Trust	103,460	778
	National Retail Properties Inc.	35,909	771
*,^ Federal National Mortgage Assn.		498,802	758
*	ProAssurance Corp.	14,510	757
	Washington Real Estate Investment Trust	26,153	753
	Valley National Bancorp	60,568	744
	BRE Properties Inc.	23,615	739
	Synovus Financial Corp.	194,633	730
	FirstMerit Corp.	37,125	707
	Forest City Enterprises Inc. Class A	52,218	698
	Apollo Investment Corp.	72,074	688
	Westamerica Bancorporation	13,118	682
	TCF Financial Corp.	51,818	676
	Prosperity Bancshares Inc.	19,370	674
	Tanger Factory Outlet Centers	17,878	668
*	Stifel Financial Corp.	12,100	664
*	SVB Financial Group	14,834	642
	American Campus Communities Inc.	23,786	639
	Home Properties Inc.	14,789	637
*	Alleghany Corp.	2,455	636
	Associated Banc-Corp	54,657	624
	Montpelier Re Holdings Ltd.	38,208	624
	Omega Healthcare Investors Inc.	38,466	616
	Brandywine Realty Trust	55,437	612
	Odyssey Re Holdings Corp.	9,400	609
	BioMed Realty Trust Inc.	44,120	609
	Mid-America Apartment Communities Inc.	13,168	594
	Developers Diversified Realty Corp.	63,736	589
	Healthcare Realty Trust Inc.	27,655	584
	Fulton Financial Corp.	79,047	582
*	MBIA Inc.	74,856	581
	UMB Financial Corp.	14,321	579
	Equity Lifestyle Properties Inc.	13,350	571
	LaSalle Hotel Properties	28,460	560
	Entertainment Properties Trust	16,334	558
	Ares Capital Corp.	50,582	557
	CBL & Associates Properties Inc.	57,304	556
	Douglas Emmett Inc.	45,159	555
*	Investment Technology Group Inc.	19,537	545

*,^ Federal Home Loan Mortgage Corp.		302,728	545
	Zenith National Insurance Corp.	17,528	542
	CapitalSource Inc.	120,902	525
	Kilroy Realty Corp.	18,800	522
*	Signature Bank/New York NY	17,851	518
	Erie Indemnity Co. Class A	13,766	516
	BOK Financial Corp.	11,112	515
	Potlatch Corp.	17,888	509
*	PHH Corp.	25,647	509
	Delphi Financial Group Inc.	22,314	505
	Redwood Trust Inc.	32,176	499
	TFS Financial Corp.	41,704	496
*	Argo Group International Holdings Ltd.	14,517	489
	Hatteras Financial Corp.	16,292	488
	DCT Industrial Trust Inc.	94,537	483
	NewAlliance Bancshares Inc.	44,981	481
*	KBW Inc.	14,836	478
	Mercury General Corp.	12,855	465
	PS Business Parks Inc.	9,002	462
	Max Capital Group Ltd.	21,600	462
	Unitrin Inc.	23,351	455
	MB Financial Inc.	21,562	452
*	Conseco Inc.	85,366	449
	PrivateBancorp Inc.	18,341	449
	EastGroup Properties Inc.	11,700	447
	Wilmington Trust Corp.	31,191	443
*	Piper Jaffray Cos.	9,220	440
	Trustmark Corp.	23,003	438
	Old National Bancorp/IN	39,124	438
	Glacier Bancorp Inc.	29,328	438
	RLI Corp.	8,230	434
*	MGIC Investment Corp.	58,317	432
	Franklin Street Properties Corp.	32,687	428
	Cash America International Inc.	13,987	422
	Tower Group Inc.	17,275	421
*	DiamondRock Hospitality Co.	51,385	416
	Umpqua Holdings Corp.	39,027	414
	American Capital Ltd.	127,371	411
	Iberiabank Corp.	9,000	410
	Astoria Financial Corp.	37,095	410
	Radian Group Inc.	38,253	405
	Extra Space Storage Inc.	38,079	402
	Hancock Holding Co.	10,655	400
	Post Properties Inc.	22,127	398
	Capstead Mortgage Corp.	28,492	396
	United Bankshares Inc.	20,125	394
*	Interactive Brokers Group Inc.	19,825	394
	International Bancshares Corp.	24,020	392
	Employers Holdings Inc.	25,239	391
*	Navigators Group Inc.	6,993	385
	Anworth Mortgage Asset Corp.	47,646	375
	NBT Bancorp Inc.	16,653	375
	Popular Inc.	131,909	373
	Sovran Self Storage Inc.	12,256	373
	Selective Insurance Group	23,700	373
	optionsXpress Holdings Inc.	21,367	369
	FNB Corp./PA	51,775	368
	First Financial Bankshares Inc.	7,410	367

*	MF Global Ltd.	49,455	360
	First Citizens BancShares Inc./NC Class A	2,259	359
	Equity One Inc.	22,403	351
	National Health Investors Inc.	11,000	348
	Capitol Federal Financial	10,444	344
	Infinity Property & Casualty Corp.	7,541	320
*	Ocwen Financial Corp.	27,950	316
*	Texas Capital Bancshares Inc.	18,694	315
	First Midwest Bancorp Inc./IL	27,754	313
	Park National Corp.	5,324	311
	Webster Financial Corp.	24,680	308
	Whitney Holding Corp./LA	32,133	307
	Financial Federal Corp.	12,100	299
*	Portfolio Recovery Associates Inc.	6,500	295
	Alexander's Inc.	989	293
	Community Bank System Inc.	16,000	292
	Provident Financial Services Inc.	27,926	287
	Sterling Bancshares Inc./TX	38,850	284
	East West Bancorp Inc.	33,948	282
	Wintrust Financial Corp.	10,032	281
*	Hilltop Holdings Inc.	22,838	280
	PacWest Bancorp	14,691	280
	GFI Group Inc.	38,668	280
	Brookline Bancorp Inc.	28,689	279
	National Penn Bancshares Inc.	45,194	276
*	Forestar Group Inc.	15,641	269
	Cousins Properties Inc.	32,382	268
	Horace Mann Educators Corp.	19,085	267
*	Pico Holdings Inc.	7,896	263
	Investors Real Estate Trust	29,024	262
	Chemical Financial Corp.	11,969	261
	Inland Real Estate Corp.	29,454	258
	Allied Capital Corp.	83,497	256
	Susquehanna Bancshares Inc.	42,818	252
*	Investors Bancorp Inc.	23,646	251
	CVB Financial Corp.	31,575	240
	Medical Properties Trust Inc.	30,586	239
	Trustco Bank Corp. NY	38,059	238
	City Holding Co.	7,927	236
	Acadia Realty Trust	15,578	235
	PMI Group Inc.	54,900	233
	Bank Mutual Corp.	26,271	232
	Ambac Financial Group Inc.	134,271	226
*	Ezcorp Inc. Class A	16,338	223
*	MCG Capital Corp.	52,615	220
	Colonial Properties Trust	22,611	220
	Bank of the Ozarks Inc.	8,208	218
	LTC Properties Inc.	9,000	216
	Getty Realty Corp.	8,727	214
	Saul Centers Inc.	6,643	213
	Lexington Realty Trust	41,789	213
	Boston Private Financial Holdings Inc.	32,663	213
^	CIT Group Inc.	175,114	212
	Provident New York Bancorp	22,130	211
*,^ iStar Financial Inc.		69,182	210
*	Nelnet Inc. Class A	16,800	209
	First Commonwealth Financial Corp.	36,633	208
	Cathay General Bancorp	25,230	204

National Financial Partners Corp.	22,825	199
American Equity Investment Life Holding Co.	27,800	195
DuPont Fabros Technology Inc.	14,569	194
Simmons First National Corp. Class A	6,737	194
Sunstone Hotel Investors Inc.	26,850	191
Northwest Bancorp Inc.	8,313	190
Amtrust Financial Services Inc.	16,445	188
First Financial Bancorp	15,482	187
* AMERISAFE Inc.	10,800	186
Prospect Capital Corp.	17,200	184
Home Bancshares Inc./Conway AR	8,361	183
* First Cash Financial Services Inc.	10,600	182
U-Store-It Trust	28,795	180
United Fire & Casualty Co.	10,001	179
First Bancorp/Troy NC	9,817	177
WesBanco Inc.	11,385	176
Columbia Banking System Inc.	10,634	176
* World Acceptance Corp.	6,937	175
Harleysville Group Inc.	5,517	175
* Beneficial Mutual Bancorp Inc.	18,732	171
First Financial Corp./IN	5,581	171
Safety Insurance Group Inc.	5,189	171
* Riskmetrics Group Inc.	11,636	170
* Broadpoint Gleacher Securities Inc.	20,361	170
Meadowbrook Insurance Group Inc.	22,801	169
* CNA Surety Corp.	10,410	169
Hercules Technology Growth Capital Inc.	17,107	168
StellarOne Corp.	11,315	167
American Capital Agency Corp.	5,841	166
Ashford Hospitality Trust Inc.	47,965	166
* Citizens Inc./TX	26,169	166
Southside Bancshares Inc.	7,367	166
Dime Community Bancshares	14,512	166
Northfield Bancorp Inc.	12,700	163
Phoenix Cos. Inc.	49,630	161
Sun Communities Inc.	7,326	158
Walter Investment Management Corp.	9,756	156
* TradeStation Group Inc.	19,117	156
Westfield Financial Inc.	18,333	155
Independent Bank Corp./Rockland MA	7,000	155
S&T Bancorp Inc.	11,876	154
BlackRock Kelso Capital Corp.	20,741	154
Cedar Shopping Centers Inc.	23,600	152
Parkway Properties Inc./Md	7,669	151
National Western Life Insurance Co. Class A	857	151
Cardinal Financial Corp.	18,214	150
American Physicians Capital Inc.	5,199	150
* Encore Capital Group Inc.	11,123	150
* United Community Banks Inc./GA	29,862	149
Flagstone Reinsurance Holdings Ltd.	13,109	148
SWS Group Inc.	10,221	147
Community Trust Bancorp Inc.	5,623	147
First Bancorp/Puerto Rico	46,200	141
Advance America Cash Advance Centers Inc.	25,059	140
* Pinnacle Financial Partners Inc.	10,768	137
Harleysville National Corp.	25,581	136
^ TowneBank/Portsmouth VA	10,600	135
Evercore Partners Inc. Class A	4,600	134

* MarketAxess Holdings Inc.	11,113	134
* Greenlight Capital Re Ltd. Class A	7,095	133
BankFinancial Corp.	13,840	133
Trico Bancshares	8,078	133
* Western Alliance Bancorp	20,740	131
BGC Partners Inc. Class A	30,530	131
* Dollar Financial Corp.	8,100	130
Univest Corp. of Pennsylvania	5,905	128
Suffolk Bancorp	4,300	127
NorthStar Realty Finance Corp.	35,998	126
Fifth Street Finance Corp.	11,511	126
1st Source Corp.	7,693	125
Universal Health Realty Income Trust	3,852	125
RAIT Financial Trust	42,555	125
* eHealth Inc.	8,500	123
Republic Bancorp Inc./KY Class A	6,160	123
Duff & Phelps Corp. Class A	6,400	123
Cohen & Steers Inc.	5,100	122
* LaBranche & Co. Inc.	35,499	121
SY Bancorp Inc.	5,189	120
Pennsylvania Real Estate Investment Trust	15,649	119
Oritani Financial Corp.	8,664	118
* Safeguard Scientifics Inc.	10,753	118
Lakeland Financial Corp.	5,698	118
Calamos Asset Management Inc. Class A	9,004	118
* First Marblehead Corp.	52,551	116
FBL Financial Group Inc. Class A	5,883	114
Oriental Financial Group Inc.	8,981	114
Nara Bancorp Inc.	16,402	114
SCBT Financial Corp.	4,029	113
Arrow Financial Corp.	4,142	113
FelCor Lodging Trust Inc.	24,868	113
OneBeacon Insurance Group Ltd. Class A	8,107	111
* FPIC Insurance Group Inc.	3,300	111
* Tejon Ranch Co.	4,300	110
ViewPoint Financial Group	7,847	110
* Credit Acceptance Corp.	3,400	109
ESSA Bancorp Inc.	8,266	109
Sandy Spring Bancorp Inc.	6,532	106
German American Bancorp Inc.	6,797	105
Renasant Corp.	7,089	105
Tompkins Financial Corp.	2,390	104
* SeaBright Insurance Holdings Inc.	9,100	104
* Altisource Portfolio Solutions SA	7,166	103
Presidential Life Corp.	9,800	102
Danvers Bancorp Inc.	7,461	101
First Industrial Realty Trust Inc.	19,264	101
Flushing Financial Corp.	8,852	101
First Potomac Realty Trust	8,695	101
* Penson Worldwide Inc.	10,262	100
Kayne Anderson Energy Development Co.	7,400	98
NGP Capital Resources Co.	13,425	97
Education Realty Trust Inc.	16,221	96
Berkshire Hills Bancorp Inc.	4,378	96
GAMCO Investors Inc.	2,093	96
* United America Indemnity Ltd. Class A	12,928	96
Lakeland Bancorp Inc.	12,674	95
Urstadt Biddle Properties Inc. Class A	6,391	93

* Primus Guaranty Ltd.	21,467	92
* FCStone Group Inc.	18,800	91
Compass Diversified Holdings	8,570	90
Agree Realty Corp.	3,900	89
* PMA Capital Corp. Class A	15,612	89
Great Southern Bancorp Inc.	3,677	87
Clifton Savings Bancorp Inc.	8,892	87
First Mercury Financial Corp.	6,441	86
* FBR Capital Markets Corp.	14,232	84
MainSource Financial Group Inc.	12,281	84
State Auto Financial Corp.	4,617	83
Wilshire Bancorp Inc.	11,250	83
EMC Insurance Group Inc.	3,895	82
* Virginia Commerce Bancorp	20,165	80
* Hanmi Financial Corp.	48,869	80
First Financial Northwest Inc.	13,637	79
MVC Capital Inc.	9,000	79
South Financial Group Inc.	53,734	79
Washington Trust Bancorp Inc.	4,493	79
Associated Estates Realty Corp.	8,108	78
Southwest Bancorp Inc./Stillwater OK	5,544	78
Bancfirst Corp.	2,100	78
* Sun Bancorp Inc./NJ	14,652	77
* Maguire Properties Inc.	36,800	77
Merchants Bancshares Inc.	3,611	77
Strategic Hotels & Resorts Inc.	29,600	77
Donegal Group Inc. Class A	4,931	76
Gladstone Capital Corp.	8,419	75
Resource Capital Corp.	13,800	75
* Bancorp Inc./DE	13,058	75
* Thomas Weisel Partners Group Inc.	13,900	74
First Merchants Corp.	10,627	74
Westwood Holdings Group Inc.	2,100	73
* Guaranty Bancorp	49,037	73
Gladstone Commercial Corp.	5,300	73
Stewart Information Services Corp.	5,820	72
WSFS Financial Corp.	2,700	72
Sterling Financial Corp./WA	34,860	70
Roma Financial Corp.	5,600	70
Capital Southwest Corp.	901	69
* Waterstone Financial Inc.	13,579	69
Mission West Properties Inc.	10,188	69
Peapack Gladstone Financial Corp.	4,266	69
Medallion Financial Corp.	8,180	68
^ Life Partners Holdings Inc.	3,750	67
Abington Bancorp Inc.	8,563	66
Camden National Corp.	1,992	66
Kearny Financial Corp.	6,281	65
Consolidated-Tomoka Land Co.	1,700	65
Kite Realty Group Trust	15,523	65
First Financial Holdings Inc.	4,035	64
Penns Woods Bancorp Inc.	2,008	64
Ames National Corp.	2,615	63
Student Loan Corp.	1,350	63
CFS Bancorp Inc.	13,200	63
Ramco-Gershenson Properties Trust	7,010	63
Peoples Bancorp Inc./OH	4,782	62
First Busey Corp.	13,011	61

	Baldwin & Lyons Inc.	2,573	60
	Bryn Mawr Bank Corp.	3,402	59
	Newcastle Investment Corp.	19,931	59
	Heartland Financial USA Inc.	3,955	58
	Gladstone Investment Corp.	11,924	58
	Glimcher Realty Trust	15,734	58
	Sanders Morris Harris Group Inc.	9,701	57
	US Global Investors Inc. Class A	4,600	57
^	UCBH Holdings Inc.	70,421	56
*	United Community Financial Corp./OH	32,272	56
	CoBiz Financial Inc.	11,273	56
	National Bankshares Inc.	2,192	56
*	Ladenburg Thalmann Financial Services Inc.	76,300	55
*	Asset Acceptance Capital Corp.	7,559	55
	Capital City Bank Group Inc.	3,850	55
	Northrim BanCorp Inc.	3,584	55
	Pulaski Financial Corp.	7,046	53
	Center Bancorp Inc.	6,845	52
	UMH Properties Inc.	6,159	50
	First South Bancorp Inc./Washington NC	4,352	50
*,^ Citizens Republic Bancorp Inc.		65,562	50
	American National Bankshares Inc.	2,283	50
	Eastern Insurance Holdings Inc.	5,100	49
	BankAtlantic Bancorp Inc. Class A	16,689	48
	Union Bankshares Corp./VA	3,850	48
	Princeton National Bancorp Inc.	2,999	48
	TICC Capital Corp.	9,386	47
	Heritage Financial Corp./WA	3,576	47
	CAPLEASE INC.	11,600	47
*	Taylor Capital Group Inc.	7,000	46
*	Republic First Bancorp Inc.	10,019	46
	State Bancorp Inc./NY	5,343	45
	Frontier Financial Corp.	39,707	43
	Citizens & Northern Corp.	2,898	43
*	Gramercy Capital Corp./New York	17,524	43
	LSB Corp.	4,028	42
	Central Pacific Financial Corp.	16,703	42
	Green Bankshares Inc.	8,402	42
	Sterling Bancorp/NY	5,785	42
	NYMAGIC Inc.	2,400	41
	First Security Group Inc./TN	10,668	41
	One Liberty Properties Inc.	4,536	41
	United Financial Bancorp Inc.	3,474	40
	Asta Funding Inc.	5,300	40
	K-Fed Bancorp	4,436	40
	HF Financial Corp.	3,644	40
*	Crawford & Co. Class B	9,050	40
	OceanFirst Financial Corp.	3,436	40
	Hersha Hospitality Trust	12,700	39
	Pacific Capital Bancorp NA	27,202	39
	Provident Financial Holdings Inc.	4,832	39
	First Community Bancshares Inc./VA	3,079	39
*	Harris & Harris Group Inc.	6,200	39
*	Virtus Investment Partners Inc.	2,481	39
*	Amcore Financial Inc.	23,844	38
*	Avatar Holdings Inc.	1,994	38
	Kansas City Life Insurance Co.	1,200	37
	Wainwright Bank & Trust Co.	5,682	37

	Eastern Virginia Bankshares Inc.	4,460	36
	Financial Institutions Inc.	3,651	36
*	American Safety Insurance Holdings Ltd.	2,300	36
*	Alesco Financial Inc.	28,832	36
*	Pacific Mercantile Bancorp	10,891	36
*	First Acceptance Corp.	13,145	36
^	Old Second Bancorp Inc.	6,115	35
	Shore Bancshares Inc.	2,050	34
	AmeriServ Financial Inc.	18,587	33
	Heritage Commerce Corp.	7,000	33
	Cogdell Spencer Inc.	6,800	33
	PennantPark Investment Corp.	4,000	32
	PMC Commercial Trust	4,300	31
	Century Bancorp Inc./MA Class A	1,440	31
	Centerstate Banks Inc.	3,942	31
	Center Financial Corp.	8,115	31
	Premierwest Bancorp	10,955	30
*	Stratus Properties Inc.	3,604	29
*	CompuCredit Holdings Corp.	6,159	29
	United Security Bancshares/Thomasville AL	1,292	29
	Smithtown Bancorp Inc.	2,454	28
*	TierOne Corp.	8,416	28
	First Bancorp Inc./ME	1,500	28
*	Arlington Asset Investment Corp. Class A	56,688	28
*	Macatawa Bank Corp.	10,455	27
	Jefferson Bancshares Inc./TN	5,200	27
	Winthrop Realty Trust	2,759	27
*,^ United Security Bancshares/Fresno CA		5,926	27
	Investors Title Co.	812	26
	Comm Bancorp Inc.	843	26
	Farmers Capital Bank Corp.	1,430	26
	Independent Bank Corp./MI	13,405	25
	Resource America Inc. Class A	5,286	25
	American Physicians Service Group Inc.	1,090	25
	BancTrust Financial Group Inc.	7,033	25
^	W Holding Co. Inc.	1,821	24
	MBT Financial Corp.	11,530	24
^	City Bank/Lynnwood WA	9,265	24
	First Defiance Financial Corp.	1,600	24
*	Rewards Network Inc.	1,733	24
	NewBridge Bancorp	8,369	23
	West Bancorporation Inc.	4,621	23
	Capital Bank Corp.	4,502	22
*	NewStar Financial Inc.	6,812	22
*	Tree.com Inc.	2,950	22
	Anthracite Capital Inc.	21,100	22
	TF Financial Corp.	1,161	22
	Monmouth Real Estate Investment Corp. Class A	3,100	22
*	Unity Bancorp Inc.	5,069	21
	First of Long Island Corp.	800	21
*	Meridian Interstate Bancorp Inc.	2,492	21
*	Cowen Group Inc.	2,900	21
	MutualFirst Financial Inc.	2,926	21
^	Arbor Realty Trust Inc.	7,200	20
	Federal Agricultural Mortgage Corp. Class A	3,500	20
*	Encore Bancshares Inc.	2,207	20
	Colony Bankcorp Inc.	3,062	20
*	Intervest Bancshares Corp. Class A	5,348	19

West Coast Bancorp/OR	7,697	19
Bank of Marin Bancorp	600	19
JMP Group Inc.	1,900	18
HopFed Bancorp Inc.	1,815	18
* Marlin Business Services Corp.	2,196	18
Ameris Bancorp	2,439	17
Kohlberg Capital Corp.	2,881	17
First Place Financial Corp./OH	5,836	17
* Consumer Portfolio Services Inc.	14,200	17
Bridge Bancorp Inc.	700	17
* Bank of Granite Corp.	16,417	17
Pacific Continental Corp.	1,550	16
* Flagstar Bancorp Inc.	15,254	16
Enterprise Financial Services Corp.	1,685	16
Capital Trust Inc./NY Class A	5,099	16
Thomas Properties Group Inc.	5,320	15
Independence Holding Co.	2,602	15
Hawthorn Bancshares Inc.	1,519	15
Sierra Bancorp	1,200	14
Cadence Financial Corp.	7,800	14
Camco Financial Corp.	6,536	14
North Valley Bancorp	4,618	14
Citizens South Banking Corp.	2,237	14
QC Holdings Inc.	2,008	14
* BCSB Bancorp Inc.	1,582	14
* Reis Inc.	2,356	13
ESB Financial Corp.	1,000	13
Meta Financial Group Inc.	554	13
Cascade Bancorp	10,816	13
Banner Corp.	4,700	13
Codorus Valley Bancorp Inc.	2,097	12
Wayne Savings Bancshares Inc.	2,079	12
FNB United Corp.	4,656	12
* Deerfield Capital Corp.	1,764	12
* First State Bancorporation/NM	10,265	12
Landmark Bancorp Inc./Manhattan KS	786	12
* TIB Financial Corp.	7,640	12
Dynex Capital Inc.	1,400	12
Care Investment Trust Inc.	1,500	12
Seacoast Banking Corp. of Florida	4,564	12
First Federal Bancshares of Arkansas Inc.	2,933	11
First M&F Corp.	3,952	11
Mercantile Bank Corp.	2,546	11
Capitol Bancorp Ltd.	3,990	10
^ Hampton Roads Bankshares Inc.	3,592	10
Atlantic Coast Federal Corp./Waycross GA	4,745	10
Patriot Capital Funding Inc.	2,500	10
* Superior Bancorp	4,089	10
* HMN Financial Inc.	2,621	10
Yadkin Valley Financial Corp.	2,100	10
* Specialty Underwriters' Alliance Inc.	1,400	9
* First Keystone Financial Inc.	958	9
CNB Financial Corp./PA	500	9
Anchor Bancorp Wisconsin Inc.	6,479	8
* American Independence Corp.	1,770	8
Integra Bank Corp.	7,550	8
Alliance Financial Corp./NY	300	8
National Interstate Corp.	445	8

	Preferred Bank/Los Angeles CA	2,123	7
*	PAB Bankshares Inc.	2,196	7
*	First Regional Bancorp/Los Angeles CA	5,600	7
	Federal Agricultural Mortgage Corp.	900	7
*	Market Leader Inc.	3,100	7
	Ameriana Bancorp	1,926	7
	Rockville Financial Inc.	600	6
*	Royal Bancshares of Pennsylvania Inc.	4,060	6
*	Eagle Bancorp Inc.	636	6
*	Metro Bancorp Inc.	500	6
	Advanta Corp. Class A	10,894	6
	Diamond Hill Investment Group Inc.	100	6
*,^ Midwest Banc Holdings Inc.		8,097	6
	BRT Realty Trust	1,000	6
	NASB Financial Inc.	200	5
	Advanta Corp. Class B	9,200	5
*	ZipRealty Inc.	900	4
*	Vestin Realty Mortgage II Inc.	1,269	4
	Horizon Financial Corp.	3,993	3
*	AmericanWest Bancorp	5,796	3
	Epoch Holding Corp.	300	3
	Affirmative Insurance Holdings Inc.	500	2
*	Citizens First Bancorp Inc.	2,748	2
	First United Corp.	200	2
*	AMV Liquidating Trust	13,300	1
	Southern Community Financial Corp./NC	400	1
*	Valley National Bancorp Warrants Exp. 06/30/2015	570	1
*	Grubb & Ellis Co.	600	1
*	Fidelity Southern Corp.	304	1
	Community Capital Corp.	299	1
	Cascade Financial Corp.	375	1
*	Center Bancorp Inc Rights Exp. 09/30/2009	6,845	—
*	EBS Litigation L.L.C.	6,856	—
	Teton Advisors Inc. Class B	31	—
			834,975
Health Care (7.7%)
	Johnson & Johnson	1,240,745	75,549
	Pfizer Inc.	3,038,584	50,289
	Abbott Laboratories	695,879	34,425
	Merck & Co. Inc./NJ	949,382	30,029
	Wyeth	600,434	29,169
*	Amgen Inc.	455,856	27,456
	Schering-Plough Corp.	732,261	20,686
	Bristol-Myers Squibb Co.	891,916	20,086
*	Gilead Sciences Inc.	408,103	19,009
	Medtronic Inc.	504,016	18,548
	Baxter International Inc.	272,426	15,531
	Eli Lilly & Co.	465,608	15,379
	UnitedHealth Group Inc.	535,575	13,411
*	Medco Health Solutions Inc.	217,163	12,011
*	Celgene Corp.	207,254	11,585
*	WellPoint Inc.	218,177	10,333
	Covidien PLC	226,946	9,818
*	Express Scripts Inc.	116,001	8,999
*	Thermo Fisher Scientific Inc.	188,323	8,224
	Allergan Inc./United States	137,101	7,782
	Becton Dickinson and Co.	107,800	7,519

McKesson Corp.	122,191	7,276
* Boston Scientific Corp.	678,318	7,183
* Genzyme Corp.	121,424	6,888
* Biogen Idec Inc.	129,848	6,560
Stryker Corp.	134,115	6,093
* St Jude Medical Inc.	155,962	6,084
Aetna Inc.	201,175	5,599
* Zimmer Holdings Inc.	96,773	5,173
* Intuitive Surgical Inc.	17,043	4,470
Cardinal Health Inc.	162,087	4,344
* Forest Laboratories Inc.	135,735	3,996
Quest Diagnostics Inc./DE	70,900	3,700
* Life Technologies Corp.	78,574	3,658
CR Bard Inc.	44,647	3,510
CIGNA Corp.	122,815	3,450
* Hospira Inc.	72,233	3,222
* Laboratory Corp. of America Holdings	48,677	3,198
AmerisourceBergen Corp. Class A	135,792	3,039
* Vertex Pharmaceuticals Inc.	77,950	2,954
* Humana Inc.	76,343	2,848
* DaVita Inc.	46,536	2,636
* Waters Corp.	43,409	2,425
* Varian Medical Systems Inc.	56,390	2,376
* Illumina Inc.	55,328	2,351
* Cerner Corp.	30,824	2,306
* Henry Schein Inc.	40,552	2,227
* Mylan Inc./PA	137,327	2,199
DENTSPLY International Inc.	63,457	2,192
Beckman Coulter Inc.	30,576	2,108
* Cephalon Inc.	33,227	1,935
* Hologic Inc.	115,465	1,887
* CareFusion Corp.	81,093	1,768
* Edwards Lifesciences Corp.	25,193	1,761
* Millipore Corp.	24,886	1,750
* Watson Pharmaceuticals Inc.	45,075	1,652
* Alexion Pharmaceuticals Inc.	36,912	1,644
* Covance Inc.	28,739	1,556
* ResMed Inc.	33,854	1,530
* Dendreon Corp.	50,133	1,403
* Mettler-Toledo International Inc.	15,137	1,371
* Human Genome Sciences Inc.	71,715	1,350
* Coventry Health Care Inc.	66,774	1,333
* Idexx Laboratories Inc.	26,570	1,328
* Community Health Systems Inc.	41,571	1,327
* Inverness Medical Innovations Inc.	33,677	1,304
* Tenet Healthcare Corp.	216,089	1,271
Universal Health Services Inc. Class B	20,397	1,263
IMS Health Inc.	81,799	1,256
* King Pharmaceuticals Inc.	111,639	1,202
Omnicare Inc.	53,244	1,199
Perrigo Co.	35,255	1,198
* Endo Pharmaceuticals Holdings Inc.	52,689	1,192
* Myriad Genetics Inc.	42,974	1,177
* Mednax Inc.	20,614	1,132
* Sepracor Inc.	49,171	1,126
* Patterson Cos. Inc.	41,156	1,122
* Charles River Laboratories International Inc.	29,675	1,097
Pharmaceutical Product Development Inc.	47,778	1,048

* United Therapeutics Corp.	21,380	1,047
* VCA Antech Inc.	38,100	1,025
PerkinElmer Inc.	52,440	1,009
* Warner Chilcott PLC Class A	46,401	1,003
* Lincare Holdings Inc.	31,976	999
Techne Corp.	15,874	993
* Valeant Pharmaceuticals International	35,148	986
* Gen-Probe Inc.	23,420	971
* OSI Pharmaceuticals Inc.	26,074	920
* Kinetic Concepts Inc.	24,522	907
* Amylin Pharmaceuticals Inc.	63,390	868
Teleflex Inc.	17,814	861
Owens & Minor Inc.	18,670	845
* Health Management Associates Inc. Class A	111,004	831
* Onyx Pharmaceuticals Inc.	27,458	823
* BioMarin Pharmaceutical Inc.	45,005	814
STERIS Corp.	26,237	799
* Thoratec Corp.	26,062	789
* Bio-Rad Laboratories Inc. Class A	8,505	781
* Auxilium Pharmaceuticals Inc.	21,200	725
* Health Net Inc.	46,724	720
* NuVasive Inc.	16,350	683
* HLTH Corp.	45,765	669
* Psychiatric Solutions Inc.	24,966	668
* Varian Inc.	12,930	660
* Haemonetics Corp.	11,462	643
* Isis Pharmaceuticals Inc.	43,625	636
* LifePoint Hospitals Inc.	23,171	627
* Healthsouth Corp.	39,748	622
Hill-Rom Holdings Inc.	27,713	604
Cooper Cos. Inc.	20,298	603
* PSS World Medical Inc.	27,350	597
West Pharmaceutical Services Inc.	14,675	596
Medicis Pharmaceutical Corp. Class A	27,592	589
Allscripts-Misys Healthcare Solutions Inc.	28,900	586
* Masimo Corp.	21,992	576
* American Medical Systems Holdings Inc.	33,192	562
* Immucor Inc.	31,680	561
* Regeneron Pharmaceuticals Inc.	28,984	559
* Amedisys Inc.	12,734	556
* Seattle Genetics Inc.	38,886	546
* Cubist Pharmaceuticals Inc.	26,906	544
* AMERIGROUP Corp.	23,726	526
Quality Systems Inc.	8,500	523
* Dionex Corp.	7,900	513
* Magellan Health Services Inc.	16,415	510
* Catalyst Health Solutions Inc.	16,750	488
* Eclipsys Corp.	25,200	486
* Salix Pharmaceuticals Ltd.	22,258	473
* WellCare Health Plans Inc.	18,959	467
Chemed Corp.	10,500	461
Meridian Bioscience Inc.	18,208	455
PDL BioPharma Inc.	56,495	445
* HMS Holdings Corp.	11,633	445
Brookdale Senior Living Inc.	24,487	444
* Savient Pharmaceuticals Inc.	28,561	434
* Acorda Therapeutics Inc.	18,140	422
* Nektar Therapeutics	41,676	406

* Alkermes Inc.	44,114	405
* Emergency Medical Services Corp. Class A	8,711	405
* Par Pharmaceutical Cos. Inc.	18,727	403
* athenahealth Inc.	10,300	395
* Align Technology Inc.	27,661	393
* Alnylam Pharmaceuticals Inc.	16,500	374
* Wright Medical Group Inc.	20,900	373
* Viropharma Inc.	38,631	372
* Parexel International Corp.	27,200	370
* ev3 Inc.	29,837	367
* Centene Corp.	19,300	366
* Integra LifeSciences Holdings Corp.	10,601	362
* Medivation Inc.	13,315	361
Martek Biosciences Corp.	15,984	361
* Cepheid Inc.	26,922	356
* Volcano Corp.	21,009	353
* AMAG Pharmaceuticals Inc.	8,033	351
* Amsurg Corp. Class A	16,300	346
* Exelixis Inc.	53,505	341
Invacare Corp.	15,307	341
* Theravance Inc.	23,038	337
* Gentiva Health Services Inc.	13,331	333
* Incyte Corp. Ltd.	49,182	332
* MannKind Corp.	33,595	331
* Affymetrix Inc.	36,894	324
* Vivus Inc.	30,814	322
* Bruker Corp.	29,664	317
* Luminex Corp.	18,616	316
* Conmed Corp.	16,440	315
* Halozyme Therapeutics Inc.	43,100	306
* Healthspring Inc.	24,700	303
* PharMerica Corp.	16,254	302
* Healthways Inc.	19,613	300
* Phase Forward Inc.	20,914	294
* InterMune Inc.	18,200	290
* Conceptus Inc.	15,600	289
* Medicines Co.	26,016	286
* Abaxis Inc.	10,700	286
* Sirona Dental Systems Inc.	9,576	285
* Greatbatch Inc.	12,541	282
* inVentiv Health Inc.	16,315	273
Landauer Inc.	4,900	269
* Geron Corp.	40,580	266
* MedAssets Inc.	11,500	260
* Cyberonics Inc.	16,100	257
* Natus Medical Inc.	16,600	256
* XenoPort Inc.	11,900	253
* Immunomedics Inc.	45,675	252
* Emeritus Corp.	11,336	249
* Kindred Healthcare Inc.	15,232	247
* Celera Corp.	39,557	246
* Hanger Orthopedic Group Inc.	17,635	245
* Quidel Corp.	15,000	243
* Bio-Reference Labs Inc.	7,044	242
Computer Programs & Systems Inc.	5,800	240
* Enzon Pharmaceuticals Inc.	27,091	223
* Merit Medical Systems Inc.	12,839	222
* ICU Medical Inc.	6,000	221

Analogic Corp.	5,900	218
* Allos Therapeutics Inc.	28,177	204
* SonoSite Inc.	7,700	204
* Momenta Pharmaceuticals Inc.	19,200	204
* Endologix Inc.	32,493	201
* ABIOMED Inc.	20,500	199
* Immunogen Inc.	24,400	198
* AMN Healthcare Services Inc.	20,805	198
* Facet Biotech Corp.	11,439	198
* Cypress Bioscience Inc.	24,077	197
* Sangamo Biosciences Inc.	23,683	194
* I-Flow Corp.	17,000	194
* Orthovita Inc.	43,416	191
* Omnicell Inc.	17,100	190
* Novavax Inc.	45,222	179
* LHC Group Inc.	5,900	177
* Res-Care Inc.	12,200	173
* Zoll Medical Corp.	8,000	172
* Accuray Inc.	25,957	169
* Universal American Corp./NY	17,857	168
* Cross Country Healthcare Inc.	17,700	165
* MWI Veterinary Supply Inc.	4,100	164
* Air Methods Corp.	5,000	163
* Pharmasset Inc.	7,700	163
* Odyssey HealthCare Inc.	13,000	162
* Abraxis Bioscience Inc.	4,441	162
* Corvel Corp.	5,656	161
* Orthofix International NV	5,401	159
* Palomar Medical Technologies Inc.	9,700	157
* Symmetry Medical Inc.	15,100	157
* Inspire Pharmaceuticals Inc.	29,885	156
* Neogen Corp.	4,802	155
* Sun Healthcare Group Inc.	17,929	155
* Spectranetics Corp.	23,796	153
* Arena Pharmaceuticals Inc.	34,008	152
* American Dental Partners Inc.	10,709	150
* RehabCare Group Inc.	6,832	148
* Ligand Pharmaceuticals Inc. Class B	63,799	147
* SurModics Inc.	5,945	146
* Assisted Living Concepts Inc. Class A	7,044	146
* IPC The Hospitalist Co. Inc.	4,550	143
* Lexicon Pharmaceuticals Inc.	67,009	143
* Metabolix Inc.	13,884	143
* Genoptix Inc.	4,100	143
* NxStage Medical Inc.	20,800	139
* BioScrip Inc.	20,408	138
* Questcor Pharmaceuticals Inc.	24,622	136
* eResearchTechnology Inc.	19,350	135
* Pain Therapeutics Inc.	26,500	134
* Optimer Pharmaceuticals Inc.	9,900	134
* TomoTherapy Inc.	30,606	133
* Somanetics Corp.	8,183	132
* Medical Action Industries Inc.	10,850	131
* Maxygen Inc.	19,491	130
* Rigel Pharmaceuticals Inc.	15,889	130
* Clinical Data Inc.	7,800	130
* DexCom Inc.	15,800	125
* Kensey Nash Corp.	4,291	124

*	Nabi Biopharmaceuticals	34,071	122
*	IRIS International Inc.	10,700	121
*	US Physical Therapy Inc.	8,000	121
*	NPS Pharmaceuticals Inc.	28,946	116
*	Zymogenetics Inc.	18,875	114
*	GTx Inc.	8,800	113
*	CryoLife Inc.	14,000	112
*	Triple-S Management Corp. Class B	6,635	111
	America Service Group Inc.	6,643	110
*	Micromet Inc.	16,130	107
*	Sciclone Pharmaceuticals Inc.	25,157	107
*	Albany Molecular Research Inc.	11,811	102
*	OraSure Technologies Inc.	34,290	99
*	Accelrys Inc.	17,107	99
*	Arqule Inc.	21,301	97
*	Capital Senior Living Corp.	15,700	96
*	Molina Healthcare Inc.	4,618	96
*	RTI Biologics Inc.	21,863	95
*	Genomic Health Inc.	4,300	94
*	Targacept Inc.	4,350	93
*	Affymax Inc.	3,854	92
*	Pozen Inc.	12,462	92
*	Sequenom Inc.	28,330	92
*	Progenics Pharmaceuticals Inc.	17,436	91
*	Dyax Corp.	25,397	91
*	SuperGen Inc.	33,900	91
*	BioMimetic Therapeutics Inc.	7,381	90
	National Healthcare Corp.	2,400	89
*	Continucare Corp.	29,035	88
*	Insulet Corp.	7,700	86
*	Rochester Medical Corp.	7,086	85
*	Durect Corp.	31,841	85
*	HealthTronics Inc.	34,556	85
*	Emergent Biosolutions Inc.	4,800	85
*	Merge Healthcare Inc.	20,581	85
*,^ BioCryst Pharmaceuticals Inc.		10,200	84
*	Aspect Medical Systems Inc.	6,996	84
*	Peregrine Pharmaceuticals Inc.	118,381	82
*	Hi-Tech Pharmacal Co. Inc.	3,513	79
*	Cadence Pharmaceuticals Inc.	7,068	78
*	Akorn Inc.	56,444	77
*	StemCells Inc.	46,900	76
*	Discovery Laboratories Inc.	56,046	76
*	Depomed Inc.	17,306	76
*	AMICAS Inc.	20,076	72
*	Array Biopharma Inc.	29,985	71
*	Vital Images Inc.	5,700	71
*	Ardea Biosciences Inc.	3,870	71
*,^ Hemispherx Biopharma Inc.		35,200	70
*	Orexigen Therapeutics Inc.	7,000	69
*	Neurocrine Biosciences Inc.	22,534	69
*	Cambrex Corp.	10,772	68
*	Cantel Medical Corp.	4,500	68
*	Kendle International Inc.	4,000	67
*	Enzo Biochem Inc.	9,435	67
*	Myriad Pharmaceuticals Inc.	11,168	65
*	Sunrise Senior Living Inc.	21,300	65
*	Five Star Quality Care Inc.	17,293	63

*	Stereotaxis Inc.	14,107	63
*	Vanda Pharmaceuticals Inc.	5,400	63
*	Clarient Inc.	14,890	63
*	Rural/Metro Corp.	14,870	62
*	Hooper Holmes Inc.	63,605	62
*	Alliance HealthCare Services Inc.	10,800	61
*	SIGA Technologies Inc.	7,433	59
*	CytRx Corp.	51,700	58
	Atrion Corp.	400	58
*	Nighthawk Radiology Holdings Inc.	7,985	58
*	Anadys Pharmaceuticals Inc.	21,879	58
*	Ariad Pharmaceuticals Inc.	25,812	57
*	Spectrum Pharmaceuticals Inc.	8,500	57
*	LCA-Vision Inc.	8,112	57
	Young Innovations Inc.	2,100	55
*	Cardiac Science Corp.	13,656	55
*	Hansen Medical Inc.	15,321	54
*	Almost Family Inc.	1,800	54
*	Idenix Pharmaceuticals Inc.	17,134	53
*	XOMA Ltd.	65,000	53
*	Anika Therapeutics Inc.	8,000	52
*	Medcath Corp.	5,899	52
*	Vical Inc.	12,115	52
*	Alphatec Holdings Inc.	11,000	51
*	AVI BioPharma Inc.	29,300	50
*	KV Pharmaceutical Co. Class A	16,333	50
*	Caliper Life Sciences Inc.	17,380	49
*	Skilled Healthcare Group Inc.	6,000	48
*	NovaMed Inc.	10,600	48
*,^ Generex Biotechnology Corp.		66,500	47
*	Adolor Corp.	29,428	47
*	ATS Medical Inc.	17,226	46
*	Icad Inc.	21,400	46
*	Javelin Pharmaceuticals Inc.	21,776	42
*	Pharmacyclics Inc.	21,228	42
*	MiddleBrook Pharmaceuticals Inc.	36,023	41
*	Synovis Life Technologies Inc.	2,995	41
*	Cerus Corp.	18,474	40
*	Cytokinetics Inc.	7,525	40
*	Columbia Laboratories Inc.	30,465	39
*	Curis Inc.	16,670	39
*	Allied Healthcare International Inc.	13,317	37
*	BioSphere Medical Inc.	10,860	37
*	GenVec Inc.	47,497	37
*	Santarus Inc.	11,122	37
*	Aastrom Biosciences Inc.	83,800	36
*	Providence Service Corp.	3,100	36
*	Life Sciences Research Inc.	4,500	36
*	Matrixx Initiatives Inc.	6,300	36
*	Poniard Pharmaceuticals Inc.	4,773	36
*	Allion Healthcare Inc.	6,100	36
*,^ Osiris Therapeutics Inc.		5,258	35
*	Obagi Medical Products Inc.	3,000	35
*	Biolase Technology Inc.	15,314	35
*	Micrus Endovascular Corp.	2,600	34
*	National Dentex Corp.	3,896	33
	Ensign Group Inc.	2,292	32
*	Osteotech Inc.	7,187	32

*	Idera Pharmaceuticals Inc.	4,300	32
*	Telik Inc.	39,883	32
	Psychemedics Corp.	4,980	31
	Trimeris Inc.	12,404	30
*	Chindex International Inc.	2,400	30
*,^ Hythiam Inc.		43,818	29
*	BMP Sunstone Corp.	6,943	28
*	CardioNet Inc.	4,200	28
*	Harvard Bioscience Inc.	7,434	28
*	Caraco Pharmaceutical Laboratories Ltd.	5,444	28
*	Exactech Inc.	1,758	28
*	Candela Corp.	8,123	27
*	Acadia Pharmaceuticals Inc.	15,540	27
*	AVANIR Pharmaceuticals Inc.	12,100	25
*	Insmed Inc.	30,050	25
*	Cutera Inc.	2,800	24
*	Entremed Inc.	53,110	24
*	ISTA Pharmaceuticals Inc.	5,337	24
*	PDI Inc.	5,100	23
*	CuraGen Corp.	15,252	22
*	Penwest Pharmaceuticals Co.	10,450	22
*	ThermoGenesis Corp.	33,937	21
*	Corcept Therapeutics Inc.	13,426	20
*	Exact Sciences Corp.	7,166	20
*	Theragenics Corp.	11,916	19
*	Opko Health Inc.	8,200	19
*,^ Antigenics Inc.		8,912	18
*	Celldex Therapeutics Inc.	3,360	18
*	Strategic Diagnostics Inc.	9,612	17
*	Orthologic Corp.	20,010	16
*	Cynosure Inc. Class A	1,300	15
*	deCODE genetics Inc.	30,173	15
*	Repligen Corp.	2,900	15
*	RadNet Inc.	5,579	14
*	OTIX Global Inc.	13,930	13
*	Orchid Cellmark Inc.	7,589	13
*	Animal Health International Inc.	5,800	12
*	AspenBio Pharma Inc.	6,000	12
*	Avigen Inc.	7,930	12
*	Cell Genesys Inc.	31,265	11
*	Biodel Inc.	2,000	11
*	OXiGENE Inc.	6,748	10
*	Infinity Pharmaceuticals Inc.	1,525	10
*	Staar Surgical Co.	2,300	9
*	CPEX Pharmaceuticals Inc.	940	9
*	MAKO Surgical Corp.	1,000	9
*	Synta Pharmaceuticals Corp.	2,800	9
*	Alexza Pharmaceuticals Inc.	3,696	8
*	Dynavax Technologies Corp.	4,363	8
*	MAP Pharmaceuticals Inc.	700	7
*	NMT Medical Inc.	3,531	7
*	RXi Pharmaceuticals Corp.	2,936	7
*	ADVENTRX Pharmaceuticals Inc.	35,400	5
*	IVAX Diagnostics Inc.	8,700	5
*	Arrowhead Research Corp.	5,498	4
*	Mediware Information Systems	500	4
*	Digirad Corp.	1,200	3
*	SCOLR Pharma Inc.	6,600	3

*	Dusa Pharmaceuticals Inc.	2,300	3
*	GTC Biotherapeutics Inc.	1,398	2
*	Health Grades Inc.	400	2
*	Neurogen Corp.	7,920	2
*	Combinatorx Inc.	1,300	2
*,^ EpiCept Corp.		1,913	2
*	Inhibitex Inc.	1,400	1
*	Dialysis Corp. Of America	200	1
*	Chelsea Therapeutics International Inc.	400	1
*	Vascular Solutions Inc.	100	1
*	Bovie Medical Corp.	100	1
*	Neurobiological Technologies Inc.	776	1
*	Repros Therapeutics Inc.	700	1
*	Palatin Technologies Inc.	1,600	1
			675,225
Industrials (6.6%)
	General Electric Co.	4,768,520	78,299
	United Technologies Corp.	402,955	24,552
	3M Co.	296,669	21,894
	United Parcel Service Inc. Class B	314,856	17,780
	Boeing Co.	310,625	16,820
	Caterpillar Inc.	270,925	13,907
	Emerson Electric Co.	338,355	13,561
	Union Pacific Corp.	226,932	13,242
	Burlington Northern Santa Fe Corp.	152,901	12,206
	Honeywell International Inc.	318,167	11,820
	Lockheed Martin Corp.	150,797	11,774
	FedEx Corp.	133,130	10,014
	General Dynamics Corp.	147,291	9,515
	Raytheon Co.	176,322	8,458
	Danaher Corp.	121,979	8,212
	Deere & Co.	190,328	8,169
	Illinois Tool Works Inc.	191,062	8,160
	CSX Corp.	176,261	7,378
	Tyco International Ltd.	213,153	7,350
	Northrop Grumman Corp.	138,313	7,158
	Norfolk Southern Corp.	165,224	7,123
	Precision Castparts Corp.	62,977	6,415
	Waste Management Inc.	210,416	6,275
	PACCAR Inc.	155,355	5,858
	Republic Services Inc. Class A	170,504	4,530
*	Ingersoll-Rand PLC	143,645	4,406
	CH Robinson Worldwide Inc.	76,267	4,404
	L-3 Communications Holdings Inc.	52,421	4,210
	Fluor Corp.	80,890	4,113
	ITT Corp.	77,782	4,056
	Eaton Corp.	70,799	4,007
	Cummins Inc.	86,320	3,868
	Parker Hannifin Corp.	72,184	3,742
	Rockwell Collins Inc.	71,309	3,623
	Expeditors International of Washington Inc.	95,562	3,359
	Dover Corp.	83,722	3,245
	Southwest Airlines Co.	333,554	3,202
*,^ First Solar Inc.		20,889	3,193
*	Delta Air Lines Inc.	347,468	3,113
	Goodrich Corp.	55,725	3,028
*	Cooper Industries PLC Class A	74,958	2,816

Rockwell Automation Inc./DE	63,823	2,719
* McDermott International Inc.	102,880	2,600
* Jacobs Engineering Group Inc.	55,500	2,550
WW Grainger Inc.	27,943	2,497
Flowserve Corp.	25,220	2,485
Fastenal Co.	60,146	2,328
Pitney Bowes Inc.	92,841	2,307
Textron Inc.	119,488	2,268
Joy Global Inc.	45,975	2,250
* Iron Mountain Inc.	81,859	2,182
Masco Corp.	161,983	2,093
Roper Industries Inc.	40,747	2,077
Manpower Inc.	35,276	2,001
* Quanta Services Inc.	88,902	1,967
RR Donnelley & Sons Co.	92,306	1,962
Cintas Corp.	61,912	1,877
* Foster Wheeler AG	56,902	1,816
Dun & Bradstreet Corp.	23,926	1,802
* Stericycle Inc.	36,262	1,757
Pall Corp.	52,900	1,708
AMETEK Inc.	48,289	1,686
KBR Inc.	72,200	1,682
Equifax Inc.	56,787	1,655
Avery Dennison Corp.	45,599	1,642
Robert Half International Inc.	65,335	1,635
* URS Corp.	37,431	1,634
Stanley Works	32,025	1,367
SPX Corp.	22,043	1,351
Harsco Corp.	36,146	1,280
JB Hunt Transport Services Inc.	39,690	1,275
Pentair Inc.	41,960	1,239
Oshkosh Corp.	39,308	1,216
* Shaw Group Inc.	37,606	1,207
Bucyrus International Inc. Class A	33,750	1,202
* AMR Corp.	147,976	1,176
* Corrections Corp. of America	51,822	1,174
* IHS Inc. Class A	22,697	1,161
* AGCO Corp.	41,603	1,150
* Alliant Techsystems Inc.	14,720	1,146
Donaldson Co. Inc.	32,957	1,141
* Kansas City Southern	41,150	1,090
* Navistar International Corp.	28,479	1,066
* Aecom Technology Corp.	39,264	1,066
* Copart Inc.	32,024	1,064
* Waste Connections Inc.	36,050	1,040
* Continental Airlines Inc. Class B	62,089	1,021
IDEX Corp.	36,253	1,013
Ryder System Inc.	25,750	1,006
* FTI Consulting Inc.	23,080	983
* Terex Corp.	47,400	983
* Covanta Holding Corp.	55,753	948
* Monster Worldwide Inc.	53,903	942
Carlisle Cos. Inc.	27,512	933
Lincoln Electric Holdings Inc.	19,625	931
Hubbell Inc. Class B	22,149	930
* General Cable Corp.	23,352	914
Snap-On Inc.	25,935	902
Kennametal Inc.	36,082	888

*	TransDigm Group Inc.	17,800	887
*	Hertz Global Holdings Inc.	81,400	882
	Landstar System Inc.	23,070	878
*	BE Aerospace Inc.	43,157	869
	Timken Co.	36,995	867
*	Spirit Aerosystems Holdings Inc. Class A	47,810	863
	MSC Industrial Direct Co. Class A	19,754	861
*	Kirby Corp.	23,000	847
	Watson Wyatt Worldwide Inc. Class A	19,190	836
*	Gardner Denver Inc.	23,292	812
	Con-way Inc.	20,826	798
*	GrafTech International Ltd.	54,098	795
	Wabtec Corp./DE	20,914	785
	Nordson Corp.	13,959	783
*	Owens Corning	34,497	774
	Lennox International Inc.	21,205	766
	Regal-Beloit Corp.	16,400	750
*	EMCOR Group Inc.	29,600	749
	Graco Inc.	26,891	749
*	Tetra Tech Inc.	27,038	717
	CLARCOR Inc.	22,870	717
*	Thomas & Betts Corp.	23,732	714
	Curtiss-Wright Corp.	20,868	712
*,^ SunPower Corp. Class A		23,800	711
	Valmont Industries Inc.	8,257	703
	Woodward Governor Co.	27,400	665
	Brady Corp. Class A	22,762	654
*	JetBlue Airways Corp.	108,411	648
*	American Superconductor Corp.	19,208	644
	UTi Worldwide Inc.	44,328	642
	Toro Co.	16,100	640
*	UAL Corp.	67,322	621
	GATX Corp.	22,036	616
	Acuity Brands Inc.	19,012	612
*	Avis Budget Group Inc.	45,793	612
	Trinity Industries Inc.	35,388	608
*	Clean Harbors Inc.	10,565	594
	Watsco Inc.	11,000	593
	Alexander & Baldwin Inc.	18,429	591
	Manitowoc Co. Inc.	60,148	570
	Baldor Electric Co.	20,419	558
*	Teledyne Technologies Inc.	15,321	551
*	Moog Inc. Class A	18,439	544
	Brink's Co.	20,156	542
	Crane Co.	20,997	542
*	WESCO International Inc.	18,725	539
*	USG Corp.	31,200	536
*	Esterline Technologies Corp.	13,300	522
*	Genesee & Wyoming Inc. Class A	16,919	513
*	United Stationers Inc.	10,619	506
	Granite Construction Inc.	16,277	504
*	SunPower Corp. Class B	19,894	502
	Actuant Corp. Class A	30,960	497
*	Hexcel Corp.	43,400	497
	Belden Inc.	20,925	483
	Kaydon Corp.	14,888	483
*	EnerSys	21,380	473
	Knight Transportation Inc.	27,965	469

* ESCO Technologies Inc.	11,800	465
* Geo Group Inc.	23,000	464
Simpson Manufacturing Co. Inc.	18,300	462
Briggs & Stratton Corp.	23,396	454
* MPS Group Inc.	43,151	454
* Alaska Air Group Inc.	16,378	439
Skywest Inc.	25,900	429
ABM Industries Inc.	20,350	428
Mine Safety Appliances Co.	15,302	421
HNI Corp.	17,635	416
Werner Enterprises Inc.	22,177	413
Deluxe Corp.	24,037	411
* Middleby Corp.	7,453	410
Herman Miller Inc.	24,187	409
Heartland Express Inc.	28,018	403
Watts Water Technologies Inc. Class A	13,211	400
Rollins Inc.	21,150	399
* AAR Corp.	18,100	397
Mueller Industries Inc.	16,629	397
* HUB Group Inc. Class A	17,307	395
Corporate Executive Board Co.	15,845	395
Otter Tail Corp.	16,268	389
* Orbital Sciences Corp.	26,000	389
* CoStar Group Inc.	9,317	384
* Old Dominion Freight Line Inc.	12,550	382
Triumph Group Inc.	7,806	375
Applied Industrial Technologies Inc.	17,689	374
Robbins & Myers Inc.	15,300	359
* SYKES Enterprises Inc.	17,167	357
Barnes Group Inc.	20,864	357
* Resources Connection Inc.	20,800	355
Arkansas Best Corp.	11,800	353
* Beacon Roofing Supply Inc.	22,075	353
AO Smith Corp.	9,245	352
* Insituform Technologies Inc. Class A	18,400	352
* MasTec Inc.	28,575	347
* Airtran Holdings Inc.	54,940	343
* Mobile Mini Inc.	19,500	339
Forward Air Corp.	14,553	337
* Korn/Ferry International	22,900	334
Administaff Inc.	12,700	334
Mueller Water Products Inc. Class A	59,774	328
* Navigant Consulting Inc.	24,078	325
EnergySolutions Inc.	35,200	325
Healthcare Services Group Inc.	17,642	324
* II-VI Inc.	12,700	323
American Science & Engineering Inc.	4,700	320
* US Airways Group Inc.	67,622	318
Cubic Corp.	7,900	312
Ameron International Corp.	4,300	301
* Chart Industries Inc.	13,917	300
* Griffon Corp.	29,690	299
Universal Forest Products Inc.	7,421	293
Genco Shipping & Trading Ltd.	13,908	289
* Armstrong World Industries Inc.	8,356	288
* GeoEye Inc.	10,668	286
Aircastle Ltd.	29,226	283
* Tutor Perini Corp.	12,800	273

*	TrueBlue Inc.	19,304	272
*	EnPro Industries Inc.	11,719	268
*	DynCorp International Inc. Class A	14,549	262
*,^ Energy Conversion Devices Inc.		22,606	262
*	Allegiant Travel Co. Class A	6,846	261
	Kaman Corp.	11,851	261
	Franklin Electric Co. Inc.	8,900	255
	Apogee Enterprises Inc.	16,700	251
*	Layne Christensen Co.	7,508	241
	Steelcase Inc. Class A	38,526	239
	Knoll Inc.	22,700	237
*	Dycom Industries Inc.	19,090	235
*	Kforce Inc.	19,507	234
	Seaboard Corp.	177	230
*	Huron Consulting Group Inc.	8,890	230
	Quanex Building Products Corp.	15,990	230
*	Ceradyne Inc.	12,246	224
*	Interline Brands Inc.	13,304	224
*,^ Evergreen Solar Inc.		115,307	221
*	Spherion Corp.	35,599	221
*	Atlas Air Worldwide Holdings Inc.	6,800	217
*	EnerNOC Inc.	6,500	216
	Badger Meter Inc.	5,482	212
	Comfort Systems USA Inc.	18,300	212
*	Astec Industries Inc.	8,243	210
*	Dollar Thrifty Automotive Group Inc.	8,500	209
	Albany International Corp.	10,722	208
*	Cenveo Inc.	30,001	208
*	United Rentals Inc.	19,680	203
*	Force Protection Inc.	37,036	202
*	Orion Marine Group Inc.	9,800	201
	Tennant Co.	6,900	201
*	Blount International Inc.	20,937	198
	Heico Corp.	4,500	195
	Great Lakes Dredge & Dock Corp.	27,781	194
*	Altra Holdings Inc.	17,200	192
	Raven Industries Inc.	7,100	190
	CIRCOR International Inc.	6,700	189
	Heidrick & Struggles International Inc.	8,100	188
*	CBIZ Inc.	25,023	187
*	AZZ Inc.	4,614	185
*	Advisory Board Co.	7,291	183
	John Bean Technologies Corp.	9,900	180
	Encore Wire Corp.	8,050	180
*	Taser International Inc.	38,100	180
*	China BAK Battery Inc.	35,800	177
	Mcgrath Rentcorp	8,200	174
*	School Specialty Inc.	7,299	173
*	Acacia Research - Acacia Technologies	19,831	173
	Lindsay Corp.	4,350	171
*	Celadon Group Inc.	15,125	171
	Macquarie Infrastructure Co. LLC	18,800	169
*	H&E Equipment Services Inc.	14,793	168
	AAON Inc.	8,330	167
*	ATC Technology Corp./IL	8,429	167
	Ennis Inc.	10,009	161
	Gorman-Rupp Co.	6,452	161
*	Polypore International Inc.	12,400	160

*	FuelCell Energy Inc.	37,418	160
*	Republic Airways Holdings Inc.	17,114	160
	FreightCar America Inc.	6,515	158
*	Amerco Inc.	3,428	157
*	GenCorp Inc.	29,000	155
*	Exponent Inc.	5,516	155
	G&K Services Inc. Class A	6,939	154
*	American Commercial Lines Inc.	5,280	154
	Viad Corp.	7,547	150
*	Stanley Inc.	5,800	149
*	Columbus McKinnon Corp./NY	9,837	149
*	Aerovironment Inc.	5,300	149
	Interface Inc. Class A	17,743	147
*	Argon ST Inc.	7,695	147
	Heico Corp. Class A	4,304	146
	American Ecology Corp.	7,800	146
	Tredegar Corp.	10,055	146
*	American Reprographics Co.	15,057	143
*	ACCO Brands Corp.	19,708	142
*	Hawaiian Holdings Inc.	17,000	140
*	Fuel Tech Inc.	12,400	139
	Diamond Management & Technology Consultants Inc. Class A	20,175	138
*,^ Capstone Turbine Corp.		104,276	138
*	LB Foster Co. Class A	4,500	138
*	RSC Holdings Inc.	18,900	137
*	MYR Group Inc./Delaware	6,400	135
*	Colfax Corp.	12,600	134
	CDI Corp.	9,300	131
	Ampco-Pittsburgh Corp.	4,900	130
*,^ Microvision Inc.		23,195	128
	Cascade Corp.	4,700	126
*	Cornell Cos. Inc.	5,600	126
*	Energy Recovery Inc.	21,262	124
*	Sterling Construction Co. Inc.	6,900	124
*	Power-One Inc.	61,057	119
	Federal Signal Corp.	16,353	118
	Titan International Inc.	13,125	117
	Eagle Bulk Shipping Inc.	22,733	117
	Kelly Services Inc. Class A	9,400	116
	NACCO Industries Inc. Class A	1,891	114
*	Rush Enterprises Inc. Class A	8,750	113
*	Furmanite Corp.	26,197	113
	Kimball International Inc. Class B	14,764	113
*	Team Inc.	6,636	113
	Ducommun Inc.	5,800	110
	Gibraltar Industries Inc.	8,200	109
*	Powell Industries Inc.	2,832	109
*	Northwest Pipe Co.	3,150	106
*	Marten Transport Ltd.	6,150	105
*	Perma-Fix Environmental Services	44,758	105
	American Woodmark Corp.	5,385	104
*	M&F Worldwide Corp.	5,100	103
	Houston Wire & Cable Co.	9,300	103
*	Titan Machinery Inc.	8,200	103
*	Consolidated Graphics Inc.	4,100	102
*	CRA International Inc.	3,678	100
	Applied Signal Technology Inc.	4,300	100
*,^ YRC Worldwide Inc.		22,350	99

* Ener1 Inc.	14,326	99
Standex International Corp.	4,900	97
* Michael Baker Corp.	2,659	97
* Waste Services Inc.	20,632	95
* Vicor Corp.	12,179	94
* LECG Corp.	26,474	93
* Kadant Inc.	7,610	92
Wabash National Corp.	33,250	90
* Innerworkings Inc.	18,129	90
* Trex Co. Inc.	4,900	89
Bowne & Co. Inc.	11,514	89
* Willis Lease Finance Corp.	6,189	85
* Herley Industries Inc.	6,452	84
* Flow International Corp.	32,500	84
* Valence Technology Inc.	46,165	83
Alamo Group Inc.	5,242	83
* Pike Electric Corp.	6,910	83
* Saia Inc.	5,051	81
Graham Corp.	5,200	81
* GP Strategies Corp.	10,600	79
* Metalico Inc.	18,800	78
* Volt Information Sciences Inc.	6,300	77
* ICF International Inc.	2,500	76
* 3D Systems Corp.	8,104	75
Dynamic Materials Corp.	3,700	74
Aceto Corp.	11,107	73
* Miller Industries Inc./TN	6,446	71
Met-Pro Corp.	7,266	70
Insteel Industries Inc.	5,800	69
Sun Hydraulics Corp.	3,200	67
TAL International Group Inc.	4,590	65
* Ladish Co. Inc.	4,300	65
* PMFG Inc.	5,000	64
* Advanced Battery Technologies Inc.	14,700	64
* Dynamex Inc.	3,900	64
* Odyssey Marine Exploration Inc.	34,066	63
Multi-Color Corp.	4,087	63
* UQM Technologies Inc.	10,950	63
* Plug Power Inc.	70,838	62
* Hill International Inc.	8,700	62
Todd Shipyards Corp.	3,676	60
Greenbrier Cos. Inc.	5,100	60
Horizon Lines Inc. Class A	9,400	60
* Integrated Electrical Services Inc.	7,350	59
* K-Tron International Inc.	600	57
* GT Solar International Inc.	9,700	56
* Tecumseh Products Co. Class A	4,923	56
* Ultralife Corp.	9,200	56
* PowerSecure International Inc.	7,800	53
* Lydall Inc.	9,942	52
Pacer International Inc.	13,300	51
Courier Corp.	3,348	51
* On Assignment Inc.	8,600	50
* COMSYS IT Partners Inc.	7,856	50
* Pinnacle Airlines Corp.	7,373	49
* APAC Customer Services Inc.	8,134	48
Schawk Inc. Class A	4,100	48
* United Capital Corp.	2,064	48

*	Builders FirstSource Inc.	10,869	47
*	ICT Group Inc.	4,456	47
	Sauer-Danfoss Inc.	6,000	46
*	Air Transport Services Group Inc.	13,274	46
*	BlueLinx Holdings Inc.	11,400	46
*	Intersections Inc.	7,870	45
	International Shipholding Corp.	1,442	44
*	Kratos Defense & Security Solutions Inc.	5,043	44
*	Protection One Inc.	9,824	43
*	DXP Enterprises Inc.	3,600	40
	LSI Industries Inc.	6,007	40
*	TBS International Ltd. Class A	4,500	39
*	Commercial Vehicle Group Inc.	6,012	39
*	Park-Ohio Holdings Corp.	4,400	38
*	Trimas Corp.	7,500	38
*	WCA Waste Corp.	9,763	38
*	Hudson Highland Group Inc.	12,330	38
	Lawson Products Inc./IL	2,138	37
*	Fushi Copperweld Inc.	4,300	36
*,^ C&D Technologies Inc.		16,400	35
*	NN Inc.	7,480	35
	Standard Register Co.	5,676	33
*	Standard Parking Corp.	1,900	33
*	USA Truck Inc.	2,600	33
	Preformed Line Products Co.	823	33
*	Casella Waste Systems Inc. Class A	10,781	32
*	Xerium Technologies Inc.	24,262	32
*	PAM Transportation Services Inc.	3,663	30
*	TRC Cos. Inc.	8,800	30
*	Magnetek Inc.	19,000	30
	Innovative Solutions & Support Inc.	5,724	29
*	First Advantage Corp. Class A	1,510	28
	VSE Corp.	700	27
*	LaBarge Inc.	2,400	27
*	Active Power Inc.	31,013	27
*	Astronics Corp.	2,800	26
*	LMI Aerospace Inc.	2,400	24
*	Covenant Transportation Group Inc. Class A	4,806	24
	American Railcar Industries Inc.	2,200	23
	Virco Manufacturing	7,736	23
*,^ NCI Building Systems Inc.		7,200	23
	LS Starrett Co. Class A	2,200	23
*	Quality Distribution Inc.	6,326	21
	Barrett Business Services Inc.	1,900	20
	Twin Disc Inc.	1,600	20
*	Patriot Transportation Holding Inc.	261	20
*	Innotrac Corp.	5,748	17
*	Quixote Corp.	6,748	17
*	Flanders Corp.	3,100	16
*	Applied Energetics Inc.	34,281	16
	Superior Uniform Group Inc.	2,008	16
	Frozen Food Express Industries	4,700	14
*	SL Industries Inc.	1,700	14
	Omega Flex Inc.	810	14
*	Rush Enterprises Inc. Class B	1,149	13
	Hardinge Inc.	2,000	12
*	Raytheon Co. Warrants Exp. 06/16/2011	1,046	12
*	Hurco Cos. Inc.	700	12

* Tecumseh Products Co. Class B	1,000	12
Universal Truckload Services Inc.	600	10
* PRG-Schultz International Inc.	1,681	9
* Arotech Corp.	4,507	8
* SatCon Technology Corp.	4,100	7
* Allied Defense Group Inc.	1,100	6
Sypris Solutions Inc.	2,100	5
* Mesa Air Group Inc.	13,000	3
* ExpressJet Holdings Inc.	1,305	3
* Amrep Corp.	200	3
* BMC Industries Inc.	29,237	—
		571,773
Information Technology (11.2%)
Microsoft Corp.	3,606,796	93,380
* Apple Inc.	401,649	74,454
International Business Machines Corp.	594,955	71,163
* Cisco Systems Inc.	2,597,223	61,139
* Google Inc. Class A	108,554	53,827
Hewlett-Packard Co.	1,076,799	50,836
Intel Corp.	2,514,918	49,217
Oracle Corp.	1,795,206	37,412
QUALCOMM Inc.	745,244	33,521
* EMC Corp./Massachusetts	906,432	15,446
Visa Inc. Class A	202,145	13,970
Texas Instruments Inc.	573,352	13,583
* Dell Inc.	790,621	12,065
* eBay Inc.	492,357	11,625
Corning Inc.	699,707	10,713
* Yahoo! Inc.	596,952	10,632
* Accenture PLC Class A	276,038	10,288
Automatic Data Processing Inc.	225,798	8,874
Motorola Inc.	1,032,202	8,867
Mastercard Inc. Class A	39,918	8,069
Applied Materials Inc.	598,512	8,020
* Adobe Systems Inc.	235,796	7,791
* Juniper Networks Inc.	235,545	6,364
* Symantec Corp.	369,608	6,087
Western Union Co.	315,753	5,974
* Broadcom Corp. Class A	193,487	5,938
* Cognizant Technology Solutions Corp. Class A	131,488	5,083
Tyco Electronics Ltd.	206,212	4,594
* Agilent Technologies Inc.	155,412	4,325
Paychex Inc.	146,214	4,248
CA Inc.	186,858	4,109
* NetApp Inc.	149,763	3,996
* Intuit Inc.	137,357	3,915
* Marvell Technology Group Ltd.	236,540	3,830
* Nvidia Corp.	245,917	3,696
* Western Digital Corp.	100,305	3,664
Analog Devices Inc.	131,081	3,615
* Computer Sciences Corp.	68,188	3,594
* Fiserv Inc.	70,029	3,375
Seagate Technology	221,289	3,366
* Activision Blizzard Inc.	260,714	3,230
* Citrix Systems Inc.	81,440	3,195
* BMC Software Inc.	83,271	3,125
* Micron Technology Inc.	377,147	3,093

* Sun Microsystems Inc.	336,846	3,062
* McAfee Inc.	69,922	3,062
Xerox Corp.	389,394	3,014
Amphenol Corp. Class A	77,118	2,906
Xilinx Inc.	123,383	2,890
* Salesforce.com Inc.	49,979	2,845
* Electronic Arts Inc.	145,380	2,770
Linear Technology Corp.	100,019	2,764
Kla-Tencor Corp.	76,452	2,742
* Flextronics International Ltd.	364,726	2,721
Altera Corp.	132,085	2,709
Maxim Integrated Products Inc.	137,200	2,489
* Autodesk Inc.	100,607	2,394
* Red Hat Inc.	85,027	2,350
Harris Corp.	60,096	2,260
* Affiliated Computer Services Inc. Class A	40,932	2,217
* SanDisk Corp.	102,058	2,215
Fidelity National Information Services Inc.	86,079	2,196
Microchip Technology Inc.	82,007	2,173
* Teradata Corp.	77,731	2,139
* VeriSign Inc.	86,784	2,056
* Lam Research Corp.	56,831	1,941
* FLIR Systems Inc.	67,581	1,890
* Avnet Inc.	67,976	1,765
Global Payments Inc.	36,143	1,688
* MEMC Electronic Materials Inc.	100,582	1,673
* SAIC Inc.	93,519	1,640
Lender Processing Services Inc.	42,939	1,639
* LSI Corp.	292,112	1,604
* Cree Inc.	43,466	1,597
* Alliance Data Systems Corp.	26,096	1,594
* Equinix Inc.	17,072	1,571
* Akamai Technologies Inc.	77,812	1,531
* Rovi Corp.	45,535	1,530
* Arrow Electronics Inc.	53,772	1,514
* ON Semiconductor Corp.	179,740	1,483
* ANSYS Inc.	39,435	1,478
National Semiconductor Corp.	103,315	1,474
* Synopsys Inc.	64,896	1,455
* Sybase Inc.	37,392	1,455
* Advanced Micro Devices Inc.	255,331	1,445
* F5 Networks Inc.	35,291	1,399
* Metavante Technologies Inc.	40,507	1,397
* Hewitt Associates Inc. Class A	37,904	1,381
* Brocade Communications Systems Inc.	174,211	1,369
* Nuance Communications Inc.	89,105	1,333
Factset Research Systems Inc.	20,024	1,326
* Trimble Navigation Ltd.	53,738	1,285
Broadridge Financial Solutions Inc.	63,073	1,268
Total System Services Inc.	75,380	1,214
* Palm Inc.	69,402	1,210
* Perot Systems Corp. Class A	40,400	1,200
* Tellabs Inc.	169,269	1,171
* Itron Inc.	17,703	1,135
* Ingram Micro Inc.	65,562	1,105
* CommScope Inc.	36,698	1,098
Jabil Circuit Inc.	81,766	1,097
* Micros Systems Inc.	36,200	1,093

* Varian Semiconductor Equipment Associates Inc.	32,865	1,079
Molex Inc.	48,516	1,013
* Polycom Inc.	37,739	1,010
Diebold Inc.	30,552	1,006
* Skyworks Solutions Inc.	75,382	998
* NCR Corp.	71,371	986
* Tech Data Corp.	23,159	964
* PMC - Sierra Inc.	100,200	958
Solera Holdings Inc.	30,467	948
* Sohu.com Inc.	13,746	945
* IAC/InterActiveCorp	46,554	940
* VMware Inc. Class A	23,335	937
* Novellus Systems Inc.	43,922	922
* QLogic Corp.	53,460	920
* VistaPrint NV	18,049	916
* 3Com Corp.	174,415	912
* Informatica Corp.	40,162	907
* Dolby Laboratories Inc. Class A	23,636	903
* Silicon Laboratories Inc.	19,092	885
* Cadence Design Systems Inc.	118,633	871
Intersil Corp. Class A	56,378	863
Jack Henry & Associates Inc.	36,696	861
* Atmel Corp.	192,797	808
* DST Systems Inc.	17,908	802
* Compuware Corp.	108,915	798
* Rambus Inc.	44,603	776
* Lexmark International Inc. Class A	35,140	757
* Concur Technologies Inc.	19,000	755
* TIBCO Software Inc.	78,984	750
* Atheros Communications Inc.	28,155	747
* NeuStar Inc. Class A	32,530	735
* Arris Group Inc.	55,718	725
National Instruments Corp.	26,178	723
* Parametric Technology Corp.	52,168	721
* Teradyne Inc.	77,919	721
* Digital River Inc.	17,808	718
* Novell Inc.	159,087	718
* Zebra Technologies Corp.	27,626	716
* JDS Uniphase Corp.	95,083	676
* Cypress Semiconductor Corp.	64,503	666
* Ciena Corp.	40,744	663
* Omniture Inc.	30,815	661
* CACI International Inc. Class A	13,800	652
* International Rectifier Corp.	33,114	645
* RF Micro Devices Inc.	117,866	640
* Vishay Intertechnology Inc.	80,263	634
* Tessera Technologies Inc.	22,581	630
Adtran Inc.	25,191	618
Plantronics Inc.	22,572	605
* Fairchild Semiconductor International Inc. Class A	57,786	591
* Microsemi Corp.	37,429	591
* VeriFone Holdings Inc.	35,456	563
* Riverbed Technology Inc.	25,317	556
* Formfactor Inc.	23,000	550
* Convergys Corp.	55,169	548
* Benchmark Electronics Inc.	30,415	547
Syntel Inc.	11,425	545
* Anixter International Inc.	13,442	539

*	Blackboard Inc.	14,098	533
*	TriQuint Semiconductor Inc.	68,689	530
*	Integrated Device Technology Inc.	77,516	524
*	Gartner Inc.	28,653	524
*	Quest Software Inc.	30,868	520
*	Valueclick Inc.	39,090	516
*	Cymer Inc.	13,241	515
*	Cybersource Corp.	30,801	513
*	STEC Inc.	17,447	513
*	TiVo Inc.	48,950	507
*	Wright Express Corp.	17,074	504
*	Euronet Worldwide Inc.	20,400	490
*	Starent Networks Corp.	19,103	486
*	Semtech Corp.	28,378	483
*	Ariba Inc.	41,134	477
*	j2 Global Communications Inc.	20,708	477
	Fair Isaac Corp.	21,947	472
	Blackbaud Inc.	20,181	468
*	Plexus Corp.	17,744	467
*	Mantech International Corp. Class A	9,800	462
*	Tekelec	27,811	457
*	InterDigital Inc./PA	19,645	455
*	Unisys Corp.	166,702	445
*	Comtech Telecommunications Corp.	13,250	440
*	SPSS Inc.	8,560	428
	Take-Two Interactive Software Inc.	38,000	426
*	MKS Instruments Inc.	22,053	425
*	Avocent Corp.	20,625	418
*	Mentor Graphics Corp.	44,755	417
*	Genpact Ltd.	33,819	416
*	Blue Coat Systems Inc.	18,334	414
*	FEI Co.	16,800	414
*	SRA International Inc. Class A	19,000	410
*	Progress Software Corp.	17,900	405
*	Netlogic Microsystems Inc.	8,900	401
	Earthlink Inc.	47,553	400
*	Emulex Corp.	38,459	396
*,^ Synaptics Inc.		15,440	389
*	Sapient Corp.	47,813	384
*	Amkor Technology Inc.	55,586	382
*	CommVault Systems Inc.	18,400	382
*	ADC Telecommunications Inc.	45,625	381
*	Lawson Software Inc.	60,961	380
*	Cabot Microelectronics Corp.	10,907	380
	MAXIMUS Inc.	8,100	377
*	Avago Technologies Ltd.	22,099	377
*	Cavium Networks Inc.	17,495	376
*	Rackspace Hosting Inc.	22,010	376
*	EchoStar Corp. Class A	20,031	370
*	Applied Micro Circuits Corp.	36,665	366
*	Scansource Inc.	12,900	365
*	Advent Software Inc.	9,019	363
*	JDA Software Group Inc.	16,527	363
*	Viasat Inc.	13,575	361
*	Websense Inc.	21,300	358
*	Hittite Microwave Corp.	9,706	357
*	TeleTech Holdings Inc.	20,347	347
*	Omnivision Technologies Inc.	21,300	347

* Checkpoint Systems Inc.	21,000	345
Cognex Corp.	20,842	341
* DealerTrack Holdings Inc.	17,726	335
* Infinera Corp.	42,040	334
* Entegris Inc.	66,392	329
* Netgear Inc.	17,900	328
* Acxiom Corp.	34,467	326
* Intermec Inc.	23,024	325
* Verigy Ltd.	27,812	323
* Rofin-Sinar Technologies Inc.	14,028	322
* Tyler Technologies Inc.	18,600	318
* Monolithic Power Systems Inc.	13,515	317
* ATMI Inc.	17,416	316
* Harmonic Inc.	47,272	316
AVX Corp.	26,114	312
* Electronics for Imaging Inc.	27,560	311
* Zoran Corp.	26,922	310
* CSG Systems International Inc.	19,349	310
* Sanmina-SCI Corp.	35,837	308
* Aruba Networks Inc.	34,552	305
* GSI Commerce Inc.	15,727	304
* Veeco Instruments Inc.	12,600	294
* TNS Inc.	10,600	290
* Brooks Automation Inc.	37,538	290
* Sonus Networks Inc.	136,423	289
* AsiaInfo Holdings Inc.	14,407	288
* SuccessFactors Inc.	20,346	286
* Sycamore Networks Inc.	92,518	279
* MicroStrategy Inc. Class A	3,901	279
* L-1 Identity Solutions Inc.	39,586	277
* Art Technology Group Inc.	71,674	277
* DTS Inc./CA	9,900	271
* SonicWALL Inc.	32,056	269
* Brightpoint Inc.	30,603	268
* Insight Enterprises Inc.	21,798	266
United Online Inc.	32,438	261
* Rogers Corp.	8,700	261
* ACI Worldwide Inc.	17,100	259
* Avid Technology Inc.	18,206	257
* Coherent Inc.	10,991	256
* Ultimate Software Group Inc.	8,910	256
* Echelon Corp.	19,200	247
* SYNNEX Corp.	8,100	247
* TTM Technologies Inc.	20,800	239
* Universal Display Corp.	19,900	238
* Cogent Inc.	23,500	237
Molex Inc. Class A	12,600	237
* Standard Microsystems Corp.	10,200	237
* Diodes Inc.	13,000	235
* Move Inc.	86,901	235
Black Box Corp.	9,300	233
* Forrester Research Inc.	8,691	232
* ModusLink Global Solutions Inc.	28,404	230
* SAVVIS Inc.	14,444	229
* Electro Scientific Industries Inc.	16,883	226
* Littelfuse Inc.	8,600	226
* Cirrus Logic Inc.	39,261	218
* Manhattan Associates Inc.	10,800	218

* Taleo Corp. Class A	9,600	217
* EPIQ Systems Inc.	14,753	214
* THQ Inc.	30,882	211
Micrel Inc.	25,735	210
* Novatel Wireless Inc.	18,427	209
* Advanced Energy Industries Inc.	14,600	208
Pegasystems Inc.	5,900	204
* Internet Capital Group Inc.	24,348	204
* Adaptec Inc.	60,826	203
* Harris Stratex Networks Inc. Class A	28,777	201
* Stratasys Inc.	11,600	199
* Smith Micro Software Inc.	16,018	198
* Global Cash Access Holdings Inc.	26,750	196
CTS Corp.	21,000	195
* Netezza Corp.	17,100	192
MTS Systems Corp.	6,320	185
* Switch & Data Facilities Co. Inc.	13,554	184
* RealNetworks Inc.	48,479	180
* OSI Systems Inc.	9,808	179
* Terremark Worldwide Inc.	28,760	179
* Infospace Inc.	22,748	176
* S1 Corp.	28,062	173
* Netscout Systems Inc.	12,800	173
* Extreme Networks	60,959	171
* Exar Corp.	22,971	169
Park Electrochemical Corp.	6,832	168
* Lattice Semiconductor Corp.	74,353	167
* Finisar Corp.	17,147	166
* Volterra Semiconductor Corp.	8,900	164
* Synchronoss Technologies Inc.	13,100	163
* Sigma Designs Inc.	11,200	163
* MSC.Software Corp.	19,190	161
* Oplink Communications Inc.	10,783	157
* LTX-Credence Corp.	91,436	151
* Utstarcom Inc.	71,921	150
* infoGROUP Inc.	21,384	150
iGate Corp.	17,393	149
* Ixia	21,749	149
* Anadigics Inc.	31,576	149
Imation Corp.	15,978	148
* Symyx Technologies Inc.	22,358	148
* DG FastChannel Inc.	7,067	148
* Quantum Corp.	116,800	147
Technitrol Inc.	15,969	147
* Epicor Software Corp.	23,082	147
* Mattson Technology Inc.	51,702	146
* IPG Photonics Corp.	9,500	144
Electro Rent Corp.	12,491	144
Methode Electronics Inc.	16,549	144
* Constant Contact Inc.	7,431	143
* Oclaro Inc.	128,729	142
Daktronics Inc.	16,518	142
* Multi-Fineline Electronix Inc.	4,900	141
Cohu Inc.	10,313	140
* Kulicke & Soffa Industries Inc.	22,934	138
* FARO Technologies Inc.	7,900	136
* Trident Microsystems Inc.	52,100	135
* Gerber Scientific Inc.	22,500	135

* Network Equipment Technologies Inc.	18,500	134
* FalconStor Software Inc.	26,858	134
* Comverge Inc.	10,900	133
* Silicon Graphics International Corp.	19,500	131
* Newport Corp.	14,660	128
* Vocus Inc.	6,132	128
* Kenexa Corp.	9,473	128
IXYS Corp.	14,993	128
* Rimage Corp.	7,400	126
* Maxwell Technologies Inc.	6,800	125
* Kopin Corp.	25,500	122
* Ebix Inc.	2,200	122
* Mercury Computer Systems Inc.	12,300	121
* Online Resources Corp.	19,307	119
* LivePerson Inc.	23,600	119
* Loral Space & Communications Inc.	4,300	118
Heartland Payment Systems Inc.	8,136	118
* Knot Inc.	10,481	114
* Perficient Inc.	13,822	114
* Cogo Group Inc.	18,600	114
* Anaren Inc.	6,685	114
* VASCO Data Security International Inc.	15,200	113
* Lionbridge Technologies Inc.	42,984	112
NIC Inc.	12,500	111
* EMS Technologies Inc.	5,331	111
* Limelight Networks Inc.	27,249	111
* ArcSight Inc.	4,586	110
* Silicon Storage Technology Inc.	45,535	110
* TeleCommunication Systems Inc. Class A	13,167	110
* Actel Corp.	9,000	110
* Bottomline Technologies Inc.	8,300	107
* Conexant Systems Inc.	38,847	106
* comScore Inc.	5,900	106
Opnet Technologies Inc.	9,648	105
* PROS Holdings Inc.	12,500	105
* Interactive Intelligence Inc.	5,461	104
* Supertex Inc.	3,456	104
* Cray Inc.	12,370	103
* Openwave Systems Inc.	39,175	102
* ShoreTel Inc.	13,014	102
* MoneyGram International Inc.	32,290	101
* Double-Take Software Inc.	9,900	101
* Sourcefire Inc.	4,600	99
* WebMD Health Corp. Class A	2,926	97
* SMART Modular Technologies WWH Inc.	20,058	95
* Intevac Inc.	7,100	95
* OpenTV Corp. Class A	69,112	95
* Ultratech Inc.	7,200	95
* RightNow Technologies Inc.	6,300	91
* Silicon Image Inc.	37,171	90
* Ceva Inc.	8,185	88
* Seachange International Inc.	11,679	88
* Symmetricom Inc.	16,836	87
* 3PAR Inc.	7,800	86
* Radiant Systems Inc.	7,950	85
* Powerwave Technologies Inc.	52,792	84
* Advanced Analogic Technologies Inc.	21,248	84
* Hypercom Corp.	27,100	84

* Hughes Communications Inc.	2,693	82
* Semitool Inc.	9,649	82
* Ness Technologies Inc.	10,314	81
* Pericom Semiconductor Corp.	8,250	81
* Ciber Inc.	20,126	81
* Hackett Group Inc.	26,903	78
* KVH Industries Inc.	7,735	77
* Opnext Inc.	26,100	76
* Dynamics Research Corp.	5,857	76
* Sonic Solutions Inc.	12,700	75
* DSP Group Inc.	9,200	75
* Internap Network Services Corp.	23,192	74
* Digi International Inc.	8,700	74
* PC-Tel Inc.	11,702	73
* Acme Packet Inc.	7,300	73
Bel Fuse Inc. Class A	4,000	73
* Compellent Technologies Inc.	4,000	72
* Radisys Corp.	8,178	71
* Keynote Systems Inc.	7,516	71
* StarTek Inc.	7,800	68
* Globecomm Systems Inc.	9,266	67
* support.com Inc.	27,817	67
* Transwitch Corp.	95,189	67
* SourceForge Inc.	52,405	66
* LoopNet Inc.	7,237	65
* Microtune Inc.	35,924	65
Cass Information Systems Inc.	2,160	65
Ipass Inc.	46,609	64
* NVE Corp.	1,200	64
* Integral Systems Inc./MD	9,196	63
* Photronics Inc.	13,300	63
Imergent Inc.	8,000	63
* Actuate Corp.	10,776	62
* Emcore Corp.	46,977	61
* Hutchinson Technology Inc.	8,600	61
* DemandTec Inc.	6,892	61
* DivX Inc.	10,900	60
* Chordiant Software Inc.	15,280	59
Agilysys Inc.	8,900	59
* Integrated Silicon Solution Inc.	15,300	58
* Isilon Systems Inc.	9,300	57
* Immersion Corp.	13,159	56
* Orbcomm Inc.	20,565	56
* Ultra Clean Holdings	10,800	56
* NetSuite Inc.	3,600	55
* Westell Technologies Inc. Class A	41,100	55
* Dot Hill Systems Corp.	31,231	54
* Saba Software Inc.	12,878	54
* Nanometrics Inc.	8,204	54
* PC Mall Inc.	7,800	54
* Magma Design Automation Inc.	25,500	53
* Computer Task Group Inc.	6,500	53
* MIPS Technologies Inc. Class A	13,946	53
* Ramtron International Corp.	20,730	52
* White Electronic Designs Corp.	11,200	52
* Monotype Imaging Holdings Inc.	6,100	51
* DDi Corp.	12,046	51
* Zygo Corp.	7,521	51

*	PC Connection Inc.	9,314	51
*	Phoenix Technologies Ltd.	13,797	50
*	Rudolph Technologies Inc.	6,792	50
*	PDF Solutions Inc.	14,369	50
*	Internet Brands Inc. Class A	6,200	49
*	Super Micro Computer Inc.	5,800	49
*	NCI Inc. Class A	1,700	49
*	Zix Corp.	21,700	48
*	Zhone Technologies Inc.	94,185	47
	Marchex Inc. Class B	9,581	47
*	TechTeam Global Inc.	5,490	47
	American Software Inc./Georgia Class A	6,941	45
*	On2 Technologies Inc.	76,000	45
	Renaissance Learning Inc.	4,366	43
*	Liquidity Services Inc.	4,200	43
*	PLX Technology Inc.	12,809	43
*	Techwell Inc.	3,900	43
	QAD Inc.	9,221	42
*	Measurement Specialties Inc.	4,100	42
*,^ Superconductor Technologies Inc.		13,815	41
*	GTSI Corp.	5,149	41
*	X-Rite Inc.	20,406	41
*	LoJack Corp.	7,969	41
*	ExlService Holdings Inc.	2,649	39
*	Axcelis Technologies Inc.	32,683	39
*	Mindspeed Technologies Inc.	13,249	38
*	LaserCard Corp.	4,456	38
*	BigBand Networks Inc.	9,130	37
	Keithley Instruments Inc.	6,403	35
*	American Technology Corp./Del	19,570	35
*	ActivIdentity Corp.	12,400	34
*	PLATO Learning Inc.	7,653	33
*	California Micro Devices Corp.	9,828	32
	TheStreet.com Inc.	10,767	31
*	Nextwave Wireless Inc.	34,701	31
*	Merix Corp.	9,904	30
*	NU Horizons Electronics Corp.	7,522	30
*	QuickLogic Corp.	17,008	29
*	MoSys Inc.	11,414	29
*	Tollgrade Communications Inc.	4,300	28
*	GSE Systems Inc.	4,126	26
*	Airvana Inc.	3,689	25
*	Virage Logic Corp.	4,700	25
*	Aware Inc.	10,000	24
*	CalAmp Corp.	8,700	24
*	Telular Corp.	7,232	24
*	Edgewater Technology Inc.	7,915	23
*	ID Systems Inc.	5,700	23
*	Presstek Inc.	10,531	22
	Bel Fuse Inc. Class B	1,156	22
*	Web.com Group Inc.	3,085	22
*	Rubicon Technology Inc.	1,400	21
*	Authentidate Holding Corp.	14,539	21
*	Planar Systems Inc.	7,423	20
*,^ Research Frontiers Inc.		4,700	19
*	Autobytel Inc.	27,010	19
*	Parkervision Inc.	4,500	18
*	Ikanos Communications Inc.	7,741	18

* iGO Inc.	15,927	17
* Comarco Inc.	6,400	17
* Transact Technologies Inc.	3,076	16
* Pixelworks Inc.	4,533	15
* Ditech Networks Inc.	6,780	14
* Newtek Business Services Inc.	22,635	14
* GSI Group Inc.	18,281	14
* Tier Technologies Inc. Class B	1,600	14
* Concurrent Computer Corp.	2,620	12
* Lantronix Inc.	21,000	12
* SCM Microsystems Inc.	4,700	12
* Virtusa Corp.	1,200	11
* FSI International Inc.	9,808	11
* Spectrum Control Inc.	1,300	11
* Network Engines Inc.	9,800	11
* Evolving Systems Inc.	1,477	10
* Management Network Group Inc.	15,119	10
* EF Johnson Technologies Inc.	7,200	10
* RAE Systems Inc.	8,200	9
* Digital Angel Corp.	8,108	9
* AuthenTec Inc.	3,100	9
* Datalink Corp.	2,405	9
* Performance Technologies Inc.	2,900	8
* Intellon Corp.	1,100	8
* Looksmart Ltd.	6,700	8
* LeCroy Corp.	1,800	7
* Wave Systems Corp. Class A	8,326	7
Selectica Inc.	20,400	7
* EndWave Corp.	2,100	7
* Bsquare Corp.	2,425	6
* Analysts International Corp.	8,178	6
* Callidus Software Inc.	1,800	5
Qualstar Corp.	2,400	5
* Convera Corp. Class A	19,158	5
* WebMediaBrands Inc.	6,017	4
* Allen Organ Co. Escrow Shares	1,400	4
* Wireless Telecom Group Inc.	5,909	4
* Leadis Technology Inc.	3,900	4
* China Information Security Technology Inc.	700	4
* Rainmaker Systems Inc.	2,180	3
* Deltek Inc.	400	3
* Vertro Inc.	5,400	2
* Entropic Communications Inc.	800	2
* Access Integrated Technologies Inc. Class A	1,600	2
* Intelli-Check - Mobilisa Inc.	1,297	2
* Entorian Technologies Inc.	2,721	1
		972,426
Materials (2.3%)
Monsanto Co.	245,656	19,014
EI Du Pont de Nemours & Co.	406,869	13,077
Freeport-McMoRan Copper & Gold Inc.	185,407	12,721
Dow Chemical Co.	484,422	12,629
Praxair Inc.	138,446	11,310
Newmont Mining Corp.	215,659	9,493
Air Products & Chemicals Inc.	94,396	7,323
Nucor Corp.	141,445	6,649
Alcoa Inc.	438,675	5,755

Ecolab Inc.	106,483	4,923
PPG Industries Inc.	74,065	4,311
International Paper Co.	184,824	4,109
Weyerhaeuser Co.	95,112	3,486
Mosaic Co.	69,973	3,364
Vulcan Materials Co.	54,889	2,968
Sigma-Aldrich Corp.	54,892	2,963
United States Steel Corp.	64,449	2,860
* Owens-Illinois Inc.	75,739	2,795
Lubrizol Corp.	30,343	2,168
Ball Corp.	40,177	1,977
* Crown Holdings Inc.	71,972	1,958
Cliffs Natural Resources Inc.	57,938	1,875
CF Industries Holdings Inc.	20,657	1,781
Martin Marietta Materials Inc.	19,034	1,752
Eastman Chemical Co.	32,634	1,747
FMC Corp.	31,018	1,745
MeadWestvaco Corp.	76,972	1,717
Celanese Corp. Class A	64,568	1,614
Airgas Inc.	32,884	1,591
Terra Industries Inc.	44,812	1,554
* Pactiv Corp.	59,405	1,548
Walter Energy Inc.	23,715	1,424
Sealed Air Corp.	71,392	1,401
Allegheny Technologies Inc.	39,628	1,387
Ashland Inc.	31,652	1,368
International Flavors & Fragrances Inc.	35,358	1,341
Steel Dynamics Inc.	85,169	1,307
Nalco Holding Co.	62,200	1,274
Reliance Steel & Aluminum Co.	29,640	1,261
Bemis Co. Inc.	48,410	1,254
Sonoco Products Co.	44,918	1,237
Valspar Corp.	42,876	1,180
Albemarle Corp.	32,890	1,138
Aptargroup Inc.	30,440	1,137
RPM International Inc.	57,802	1,069
AK Steel Holding Corp.	49,117	969
Packaging Corp. of America	46,100	940
Commercial Metals Co.	50,600	906
Compass Minerals International Inc.	14,580	898
Scotts Miracle-Gro Co. Class A	20,664	888
Royal Gold Inc.	17,339	791
Rock-Tenn Co. Class A	16,783	791
Temple-Inland Inc.	45,524	748
* WR Grace & Co.	32,400	704
Huntsman Corp.	76,740	699
Cytec Industries Inc.	21,236	690
Cabot Corp.	29,412	680
* Coeur d'Alene Mines Corp.	32,180	660
Olin Corp.	36,358	634
Silgan Holdings Inc.	12,004	633
Greif Inc. Class A	11,300	622
Sensient Technologies Corp.	21,917	609
* Solutia Inc.	51,352	595
Eagle Materials Inc.	19,424	555
NewMarket Corp.	5,719	532
Schnitzer Steel Industries Inc.	9,800	522
Titanium Metals Corp.	54,301	521

* Intrepid Potash Inc.	21,234	501
HB Fuller Co.	22,700	474
Carpenter Technology Corp.	19,800	463
* Hecla Mining Co.	102,588	450
Texas Industries Inc.	10,600	445
* OM Group Inc.	14,189	431
* Rockwood Holdings Inc.	20,678	425
Worthington Industries Inc.	29,700	413
Minerals Technologies Inc.	8,400	400
Schweitzer-Mauduit International Inc.	7,053	383
* Louisiana-Pacific Corp.	56,156	375
* Calgon Carbon Corp.	25,074	372
Arch Chemicals Inc.	11,550	346
* PolyOne Corp.	50,570	337
Glatfelter	25,500	293
* RTI International Metals Inc.	11,239	280
AMCOL International Corp.	11,900	272
Balchem Corp.	10,125	266
* Horsehead Holding Corp.	21,057	247
Wausau Paper Corp.	23,926	239
A Schulman Inc.	11,900	237
Koppers Holdings Inc.	7,900	234
* Brush Engineered Materials Inc.	9,100	223
* Allied Nevada Gold Corp.	22,400	219
* Clearwater Paper Corp.	5,225	216
Deltic Timber Corp.	4,500	206
Kaiser Aluminum Corp.	5,628	205
Spartech Corp.	18,400	198
Zep Inc.	11,856	193
* Zoltek Cos. Inc.	18,234	191
* Stillwater Mining Co.	28,195	189
Westlake Chemical Corp.	7,142	184
* Buckeye Technologies Inc.	17,100	183
Ferro Corp.	20,376	181
* Haynes International Inc.	5,495	175
* Century Aluminum Co.	17,800	166
Stepan Co.	2,623	158
* Omnova Solutions Inc.	22,741	147
* GenTek Inc.	3,832	146
Innospec Inc.	8,800	130
* Graphic Packaging Holding Co.	49,359	114
Great Northern Iron Ore Ppty	1,231	113
Olympic Steel Inc.	3,900	112
Innophos Holdings Inc.	5,800	107
Myers Industries Inc.	9,661	104
AM Castle & Co.	10,173	101
* General Moly Inc.	29,329	92
Neenah Paper Inc.	7,004	82
* Landec Corp.	12,600	81
* LSB Industries Inc.	4,778	74
* US Gold Corp.	23,600	68
* Headwaters Inc.	17,200	67
Quaker Chemical Corp.	3,000	66
* Senomyx Inc.	15,083	61
American Vanguard Corp.	7,166	60
* US Energy Corp. Wyoming	14,923	58
* ICO Inc.	11,500	54
* Ampal American Israel Class A	24,444	50

*	Mercer International Inc.	12,482	42
	Hawkins Inc.	1,800	42
*	AEP Industries Inc.	1,000	40
*,^ Altair Nanotechnologies Inc.		33,400	38
	Penford Corp.	5,215	37
*	Bway Holding Co.	1,864	35
*	Boise Inc.	5,200	27
*	US Concrete Inc.	15,006	26
*	Flotek Industries Inc.	12,600	26
*	Universal Stainless & Alloy	1,000	18
*	KapStone Paper and Packaging Corp.	1,700	14
*	Georgia Gulf Corp.	428	13
*	Nanophase Technologies Corp.	9,100	10
*	United States Lime & Minerals Inc.	162	6
*	Rock of Ages Corp.	1,410	4
			199,177
Telecommunication Services (1.7%)
	AT&T Inc.	2,656,736	71,758
	Verizon Communications Inc.	1,279,041	38,717
*	American Tower Corp. Class A	179,033	6,517
*	Sprint Nextel Corp.	1,259,190	4,974
	CenturyTel Inc.	133,527	4,486
*	Crown Castle International Corp.	130,967	4,107
	Qwest Communications International Inc.	697,108	2,656
*	NII Holdings Inc.	74,618	2,237
	Windstream Corp.	196,582	1,991
*	SBA Communications Corp. Class A	47,100	1,273
	Frontier Communications Corp.	140,644	1,060
*	MetroPCS Communications Inc.	110,851	1,038
*	Level 3 Communications Inc.	732,771	1,019
*	tw telecom inc. Class A	67,054	902
	Telephone & Data Systems Inc.	27,162	842
*	Leap Wireless International Inc.	27,724	542
*	Syniverse Holdings Inc.	30,431	533
	Telephone & Data Systems Inc. - Special Common Shares	17,799	528
*	Cincinnati Bell Inc.	115,440	404
*	United States Cellular Corp.	9,149	357
*	Centennial Communications Corp.	42,909	342
	Atlantic Tele-Network Inc.	5,185	277
	NTELOS Holdings Corp.	15,531	274
*	Neutral Tandem Inc.	10,900	248
*	Premiere Global Services Inc.	27,209	226
*	PAETEC Holding Corp.	53,124	206
	Shenandoah Telecommunications Co.	11,140	200
*	Cogent Communications Group Inc.	17,360	196
	Alaska Communications Systems Group Inc.	17,100	158
*	Global Crossing Ltd.	10,800	154
*	Cbeyond Inc.	9,473	153
	Iowa Telecommunications Services Inc.	12,071	152
	Consolidated Communications Holdings Inc.	9,436	151
*	General Communication Inc. Class A	21,846	150
	USA Mobility Inc.	8,600	111
*	FiberTower Corp.	92,042	99
	D&E Communications Inc.	8,591	99
	HickoryTech Corp.	10,322	88
*	TerreStar Corp.	37,411	86
*	iPCS Inc.	4,800	84

*	SureWest Communications	6,700	83
*	Vonage Holdings Corp.	57,100	79
*	Ibasis Inc.	26,800	57
*	Arbinet Corp.	21,101	50
*	ICO Global Communications Holdings Ltd.	46,159	40
*	8x8 Inc.	27,550	24
*	IDT Corp. Class B	7,600	23
*	Virgin Mobile USA Inc. Class A	4,100	20
	Fairpoint Communications Inc.	47,906	20
*,^ Globalstar Inc.		24,500	19
*	IDT Corp.	266	1
			149,811
Utilities (2.3%)
	Exelon Corp.	296,572	14,716
	Southern Co.	352,300	11,157
	FPL Group Inc.	175,661	9,702
	Dominion Resources Inc./VA	265,645	9,165
	Duke Energy Corp.	579,552	9,122
	Public Service Enterprise Group Inc.	227,809	7,162
	Entergy Corp.	88,213	7,045
	PG&E Corp.	165,856	6,715
	American Electric Power Co. Inc.	214,650	6,652
	FirstEnergy Corp.	137,256	6,275
	Sempra Energy	104,495	5,205
	PPL Corp.	169,264	5,135
	Consolidated Edison Inc.	123,474	5,055
	Progress Energy Inc.	125,614	4,906
	Edison International	139,310	4,678
*	AES Corp.	300,116	4,448
	Xcel Energy Inc.	205,152	3,947
*	NRG Energy Inc.	119,401	3,366
	Questar Corp.	78,308	2,941
	Ameren Corp.	105,071	2,656
	Constellation Energy Group Inc.	80,654	2,611
	DTE Energy Co.	73,741	2,591
	EQT Corp.	55,932	2,383
	Wisconsin Energy Corp.	52,637	2,378
	Centerpoint Energy Inc.	165,374	2,056
	Allegheny Energy Inc.	76,259	2,022
	Northeast Utilities	78,794	1,871
	SCANA Corp.	52,099	1,818
*	Calpine Corp.	156,943	1,808
	NiSource Inc.	123,579	1,717
	Oneok Inc.	44,994	1,648
	MDU Resources Group Inc.	78,621	1,639
	NSTAR	47,998	1,527
	Pinnacle West Capital Corp.	45,477	1,493
	Pepco Holdings Inc.	98,964	1,473
	National Fuel Gas Co.	32,143	1,472
	OGE Energy Corp.	43,180	1,428
	Alliant Energy Corp.	49,738	1,385
	CMS Energy Corp.	102,051	1,367
	DPL Inc.	52,126	1,360
	Energen Corp.	30,662	1,322
	TECO Energy Inc.	90,973	1,281
	Integrys Energy Group Inc.	34,371	1,234
	AGL Resources Inc.	34,679	1,223

NV Energy Inc.	105,469	1,222
UGI Corp.	48,700	1,220
American Water Works Co. Inc.	58,860	1,174
Atmos Energy Corp.	41,336	1,165
* RRI Energy Inc.	157,716	1,126
Great Plains Energy Inc.	60,064	1,078
Aqua America Inc.	60,999	1,076
* Mirant Corp.	64,918	1,067
ITC Holdings Corp.	22,362	1,016
Westar Energy Inc.	48,914	954
Vectren Corp.	34,584	797
Piedmont Natural Gas Co. Inc.	33,000	790
WGL Holdings Inc.	22,524	746
Hawaiian Electric Industries Inc.	41,169	746
Nicor Inc.	20,344	744
Cleco Corp.	28,091	705
New Jersey Resources Corp.	18,900	686
Portland General Electric Co.	33,800	667
IDACORP Inc.	21,150	609
* Dynegy Inc. Class A	232,802	594
Southwest Gas Corp.	20,127	515
Avista Corp.	25,386	513
Northwest Natural Gas Co.	11,850	494
Unisource Energy Corp.	16,000	492
South Jersey Industries Inc.	13,400	473
PNM Resources Inc.	40,323	471
Black Hills Corp.	17,415	438
Allete Inc.	12,675	425
NorthWestern Corp.	16,983	415
* El Paso Electric Co.	21,921	387
MGE Energy Inc.	10,300	376
California Water Service Group	9,613	374
Ormat Technologies Inc.	9,113	372
UIL Holdings Corp.	13,133	347
CH Energy Group Inc.	7,600	337
American States Water Co.	9,057	328
Laclede Group Inc.	10,100	325
Empire District Electric Co.	16,900	306
SJW Corp.	6,500	149
Middlesex Water Co.	7,966	120
Connecticut Water Service Inc.	5,347	120
Central Vermont Public Service Corp.	4,130	80
Maine & Maritimes Corp.	1,900	68
York Water Co.	4,641	64
* Cadiz Inc.	5,495	64
Consolidated Water Co. Inc.	3,754	61
Unitil Corp.	2,700	61
Southwest Water Co.	11,127	55
Chesapeake Utilities Corp.	1,750	54
Florida Public Utilities Co.	1,050	13
Artesian Resources Corp. Class A	500	8
* Synthesis Energy Systems Inc.	4,797	6
RGC Resources Inc.	99	3
		197,651
Total Common Stocks (Cost $4,216,002)		5,225,163

Convertible Preferred Stock (0.0%)
Consumer Discretionary (0.0%)
2 Sealy Corp. 8.000%			523	44
Total Convertible Preferred Stock (Cost $64)				44
			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (29.0%)
U.S. Government Securities (10.8%)
United States Treasury Inflation Indexed
Bonds	3.500%	1/15/11	3,700	4,767
United States Treasury Note/Bond	4.750%	2/15/10	450	458
United States Treasury Note/Bond	2.000%	2/28/10	350	353
United States Treasury Note/Bond	1.750%	3/31/10	400	403
United States Treasury Note/Bond	2.125%	4/30/10	700	708
United States Treasury Note/Bond	2.625%	5/31/10	5,375	5,458
United States Treasury Note/Bond	2.875%	6/30/10	8,175	8,330
United States Treasury Note/Bond	2.750%	7/31/10	1,550	1,581
United States Treasury Note/Bond	4.125%	8/15/10	1,755	1,812
United States Treasury Note/Bond	2.000%	9/30/10	450	457
United States Treasury Note/Bond	1.250%	11/30/10	26,000	26,219
United States Treasury Note/Bond	4.375%	12/15/10	27,875	29,173
United States Treasury Note/Bond	0.875%	12/31/10	7,800	7,832
United States Treasury Note/Bond	4.250%	1/15/11	7,775	8,144
United States Treasury Note/Bond	0.875%	1/31/11	3,400	3,414
United States Treasury Note/Bond	0.875%	2/28/11	7,900	7,930
United States Treasury Note/Bond	4.500%	2/28/11	16,375	17,268
United States Treasury Note/Bond	0.875%	3/31/11	400	401
United States Treasury Note/Bond	4.750%	3/31/11	25,000	26,527
United States Treasury Note/Bond	0.875%	4/30/11	975	978
United States Treasury Note/Bond	4.875%	4/30/11	5,800	6,181
United States Treasury Note/Bond	0.875%	5/31/11	650	652
United States Treasury Note/Bond	1.125%	6/30/11	6,525	6,563
United States Treasury Note/Bond	5.125%	6/30/11	23,650	25,427
United States Treasury Note/Bond	1.000%	7/31/11	19,000	19,056
United States Treasury Note/Bond	1.000%	8/31/11	9,772	9,789
United States Treasury Note/Bond	4.625%	8/31/11	2,425	2,597
United States Treasury Note/Bond	4.500%	9/30/11	10,005	10,707
United States Treasury Note/Bond	1.750%	11/15/11	16,000	16,243
United States Treasury Note/Bond	4.500%	11/30/11	500	537
United States Treasury Note/Bond	1.125%	12/15/11	25	25
United States Treasury Note/Bond	4.625%	12/31/11	225	243
United States Treasury Note/Bond	4.750%	1/31/12	825	894
United States Treasury Note/Bond	1.375%	2/15/12	2,650	2,664
United States Treasury Note/Bond	4.875%	2/15/12	1,025	1,115
United States Treasury Note/Bond	4.625%	2/29/12	500	541
United States Treasury Note/Bond	1.375%	3/15/12	17,650	17,741
United States Treasury Note/Bond	4.500%	3/31/12	9,175	9,922
United States Treasury Note/Bond	1.375%	4/15/12	24,325	24,439
United States Treasury Note/Bond	4.500%	4/30/12	27,775	30,097
United States Treasury Note/Bond	1.375%	5/15/12	14,875	14,926
United States Treasury Note/Bond	1.875%	6/15/12	6,075	6,171
United States Treasury Note/Bond	4.875%	6/30/12	3,059	3,356
United States Treasury Note/Bond	1.750%	8/15/12	100	101
United States Treasury Note/Bond	1.375%	9/15/12	5,335	5,326
United States Treasury Note/Bond	4.250%	9/30/12	425	461
United States Treasury Note/Bond	3.875%	10/31/12	775	832

United States Treasury Note/Bond	4.000%	11/15/12	725	782
United States Treasury Note/Bond	3.375%	11/30/12	1,250	1,324
United States Treasury Note/Bond	3.875%	2/15/13	10,600	11,393
United States Treasury Note/Bond	2.750%	2/28/13	100	104
United States Treasury Note/Bond	3.625%	5/15/13	27,600	29,450
United States Treasury Note/Bond	3.375%	6/30/13	475	503
United States Treasury Note/Bond	4.250%	8/15/13	21,625	23,585
United States Treasury Note/Bond	3.125%	8/31/13	4,550	4,769
United States Treasury Note/Bond	3.125%	9/30/13	6,635	6,953
United States Treasury Note/Bond	2.750%	10/31/13	2,208	2,279
United States Treasury Note/Bond	4.250%	11/15/13	25,985	28,381
United States Treasury Note/Bond	2.000%	11/30/13	175	175
United States Treasury Note/Bond	1.500%	12/31/13	700	686
United States Treasury Note/Bond	1.750%	1/31/14	21,100	20,840
United States Treasury Note/Bond	4.000%	2/15/14	3,855	4,170
United States Treasury Note/Bond	1.875%	2/28/14	11,475	11,376
United States Treasury Note/Bond	1.750%	3/31/14	150	148
United States Treasury Note/Bond	1.875%	4/30/14	1,150	1,136
United States Treasury Note/Bond	4.750%	5/15/14	2,550	2,843
United States Treasury Note/Bond	2.625%	6/30/14	2,600	2,647
United States Treasury Note/Bond	2.375%	8/31/14	1,250	1,255
United States Treasury Note/Bond	2.375%	9/30/14	10,400	10,428
United States Treasury Note/Bond	11.750%	11/15/14	2,000	2,027
United States Treasury Note/Bond	4.000%	2/15/15	23,650	25,487
United States Treasury Note/Bond	11.250%	2/15/15	5,475	7,886
United States Treasury Note/Bond	4.125%	5/15/15	20,950	22,685
United States Treasury Note/Bond	10.625%	8/15/15	1,215	1,743
United States Treasury Note/Bond	9.875%	11/15/15	400	562
United States Treasury Note/Bond	2.625%	2/29/16	20,850	20,632
United States Treasury Note/Bond	2.625%	4/30/16	2,625	2,591
United States Treasury Note/Bond	5.125%	5/15/16	8,375	9,554
United States Treasury Note/Bond	7.250%	5/15/16	9,065	11,476
United States Treasury Note/Bond	3.250%	5/31/16	13,600	13,936
United States Treasury Note/Bond	4.875%	8/15/16	550	619
United States Treasury Note/Bond	7.500%	11/15/16	4,825	6,222
United States Treasury Note/Bond	4.625%	2/15/17	300	332
United States Treasury Note/Bond	8.750%	5/15/17	21,300	29,517
United States Treasury Note/Bond	8.875%	8/15/17	7,000	9,808
United States Treasury Note/Bond	4.250%	11/15/17	1,900	2,048
United States Treasury Note/Bond	3.500%	2/15/18	24,550	25,083
United States Treasury Note/Bond	3.875%	5/15/18	25,900	27,158
United States Treasury Note/Bond	4.000%	8/15/18	3,000	3,167
United States Treasury Note/Bond	3.750%	11/15/18	5,980	6,189
United States Treasury Note/Bond	8.875%	2/15/19	4,350	6,290
United States Treasury Note/Bond	3.125%	5/15/19	8,325	8,192
United States Treasury Note/Bond	3.625%	8/15/19	15,075	15,475
United States Treasury Note/Bond	8.750%	8/15/20	11,850	17,373
United States Treasury Note/Bond	7.875%	2/15/21	19,400	27,054
United States Treasury Note/Bond	8.125%	5/15/21	490	696
United States Treasury Note/Bond	8.125%	8/15/21	4,200	5,982
United States Treasury Note/Bond	8.000%	11/15/21	870	1,232
United States Treasury Note/Bond	7.125%	2/15/23	3,600	4,828
United States Treasury Note/Bond	6.250%	8/15/23	15,200	19,059
United States Treasury Note/Bond	6.875%	8/15/25	200	269
United States Treasury Note/Bond	6.750%	8/15/26	795	1,064
United States Treasury Note/Bond	6.625%	2/15/27	1,895	2,514
United States Treasury Note/Bond	6.375%	8/15/27	1,670	2,172
United States Treasury Note/Bond	5.500%	8/15/28	1,510	1,802

	United States Treasury Note/Bond	5.250%	11/15/28	75	87
	United States Treasury Note/Bond	5.250%	2/15/29	1,275	1,481
	United States Treasury Note/Bond	6.125%	8/15/29	1,570	2,017
	United States Treasury Note/Bond	6.250%	5/15/30	8,405	11,004
	United States Treasury Note/Bond	5.375%	2/15/31	5,300	6,301
	United States Treasury Note/Bond	4.500%	2/15/36	1,295	1,391
	United States Treasury Note/Bond	4.750%	2/15/37	12,850	14,342
	United States Treasury Note/Bond	5.000%	5/15/37	875	1,014
	United States Treasury Note/Bond	4.375%	2/15/38	9,835	10,364
	United States Treasury Note/Bond	3.500%	2/15/39	4,150	3,760
	United States Treasury Note/Bond	4.250%	5/15/39	12,025	12,444
					940,975
Agency Bonds and Notes (3.2%)
3	American Express Bank FSB	3.150%	12/9/11	850	884
3	Bank of America Corp.	2.100%	4/30/12	2,650	2,686
3	Bank of America Corp.	3.125%	6/15/12	1,375	1,432
3	Bank of America Corp.	2.375%	6/22/12	225	230
3	Bank of America NA	1.700%	12/23/10	650	659
3	Bank of the West/San Francisco CA	2.150%	3/27/12	575	584
3	Citibank NA	1.625%	3/30/11	225	228
3	Citibank NA	1.500%	7/12/11	400	403
3	Citibank NA	1.375%	8/10/11	500	502
3	Citibank NA	1.250%	9/22/11	300	300
3	Citibank NA	1.875%	5/7/12	950	956
3	Citigroup Funding Inc.	1.375%	5/5/11	1,500	1,510
3	Citigroup Funding Inc.	2.000%	3/30/12	225	228
3	Citigroup Funding Inc.	2.125%	7/12/12	600	608
3	Citigroup Funding Inc.	1.875%	10/22/12	431	432
3	Citigroup Funding Inc.	2.250%	12/10/12	250	253
3	Citigroup Inc.	2.875%	12/9/11	1,050	1,085
3	Citigroup Inc.	2.125%	4/30/12	2,400	2,434
	Egypt Government AID Bonds	4.450%	9/15/15	1,400	1,472
4	Federal Farm Credit Bank	2.625%	4/21/11	925	951
4	Federal Farm Credit Bank	5.375%	7/18/11	3,050	3,285
4	Federal Farm Credit Bank	3.875%	8/25/11	875	921
4	Federal Farm Credit Bank	2.125%	6/18/12	750	760
4	Federal Farm Credit Bank	4.500%	10/17/12	700	755
4	Federal Farm Credit Bank	2.625%	4/17/14	1,000	1,002
4	Federal Farm Credit Bank	3.000%	9/22/14	600	608
4	Federal Farm Credit Bank	5.125%	8/25/16	925	1,018
4	Federal Farm Credit Bank	4.875%	1/17/17	850	921
4	Federal Home Loan Bank of Chicago	5.625%	6/13/16	300	298
4	Federal Home Loan Banks	3.375%	10/20/10	1,625	1,674
4	Federal Home Loan Banks	4.750%	12/10/10	375	393
4	Federal Home Loan Banks	3.625%	12/17/10	800	830
4	Federal Home Loan Banks	1.625%	3/16/11	8,900	9,014
4	Federal Home Loan Banks	1.375%	5/16/11	5,750	5,800
4	Federal Home Loan Banks	3.125%	6/10/11	1,000	1,036
4	Federal Home Loan Banks	1.625%	7/27/11	8,625	8,728
4	Federal Home Loan Banks	5.375%	8/19/11	3,775	4,084
4	Federal Home Loan Banks	3.750%	9/9/11	325	341
4	Federal Home Loan Banks	3.625%	9/16/11	675	709
4	Federal Home Loan Banks	4.875%	11/18/11	1,650	1,779
4	Federal Home Loan Banks	1.875%	6/20/12	800	808
4	Federal Home Loan Banks	1.750%	8/22/12	750	753
4	Federal Home Loan Banks	1.625%	9/26/12	2,500	2,496
[4,5] Federal Home Loan Banks		2.000%	10/5/12	830	831

4 Federal Home Loan Banks	3.375%	2/27/13	850	892
4 Federal Home Loan Banks	5.375%	6/14/13	250	279
4 Federal Home Loan Banks	5.125%	8/14/13	1,525	1,692
4 Federal Home Loan Banks	4.000%	9/6/13	1,000	1,066
4 Federal Home Loan Banks	5.250%	9/13/13	1,800	1,997
4 Federal Home Loan Banks	3.625%	10/18/13	6,675	7,042
4 Federal Home Loan Banks	5.500%	8/13/14	925	1,047
4 Federal Home Loan Banks	5.125%	10/19/16	1,225	1,354
4 Federal Home Loan Banks	4.750%	12/16/16	1,975	2,157
4 Federal Home Loan Banks	4.875%	5/17/17	400	439
4 Federal Home Loan Banks	5.000%	11/17/17	900	986
4 Federal Home Loan Banks	5.250%	12/11/20	1,000	1,101
4 Federal Home Loan Banks	5.625%	6/11/21	1,100	1,240
4 Federal Home Loan Banks	5.500%	7/15/36	250	275
4 Federal Home Loan Mortgage Corp.	5.000%	10/18/10	325	340
4 Federal Home Loan Mortgage Corp.	3.125%	10/25/10	675	694
4 Federal Home Loan Mortgage Corp.	4.750%	1/18/11	700	738
4 Federal Home Loan Mortgage Corp.	3.250%	2/25/11	11,500	11,916
4 Federal Home Loan Mortgage Corp.	1.625%	4/26/11	1,200	1,215
4 Federal Home Loan Mortgage Corp.	2.125%	3/23/12	1,525	1,553
4 Federal Home Loan Mortgage Corp.	1.750%	6/15/12	1,700	1,710
4 Federal Home Loan Mortgage Corp.	5.500%	8/20/12	8,000	8,875
4 Federal Home Loan Mortgage Corp.	2.125%	9/21/12	500	507
4 Federal Home Loan Mortgage Corp.	4.625%	10/25/12	5,425	5,898
4 Federal Home Loan Mortgage Corp.	4.125%	12/21/12	1,325	1,422
4 Federal Home Loan Mortgage Corp.	4.500%	1/15/13	2,825	3,067
4 Federal Home Loan Mortgage Corp.	3.750%	6/28/13	2,585	2,746
4 Federal Home Loan Mortgage Corp.	4.500%	7/15/13	1,200	1,307
4 Federal Home Loan Mortgage Corp.	4.125%	9/27/13	1,875	2,013
4 Federal Home Loan Mortgage Corp.	2.500%	4/23/14	1,250	1,252
4 Federal Home Loan Mortgage Corp.	5.000%	7/15/14	2,550	2,832
4 Federal Home Loan Mortgage Corp.	3.000%	7/28/14	5,925	6,037
4 Federal Home Loan Mortgage Corp.	4.750%	1/19/16	650	710
4 Federal Home Loan Mortgage Corp.	5.250%	4/18/16	6,000	6,712
4 Federal Home Loan Mortgage Corp.	5.500%	7/18/16	1,100	1,250
4 Federal Home Loan Mortgage Corp.	5.125%	10/18/16	300	334
4 Federal Home Loan Mortgage Corp.	5.500%	8/23/17	4,000	4,555
4 Federal Home Loan Mortgage Corp.	4.875%	6/13/18	1,500	1,637
4 Federal Home Loan Mortgage Corp.	3.750%	3/27/19	3,700	3,707
4 Federal Home Loan Mortgage Corp.	6.750%	9/15/29	850	1,090
4 Federal National Mortgage Assn.	2.875%	10/12/10	1,000	1,024
4 Federal National Mortgage Assn.	6.625%	11/15/10	950	1,014
4 Federal National Mortgage Assn.	6.250%	2/1/11	1,425	1,510
4 Federal National Mortgage Assn.	1.750%	3/23/11	1,475	1,497
4 Federal National Mortgage Assn.	5.125%	4/15/11	750	800
4 Federal National Mortgage Assn.	1.375%	4/28/11	2,050	2,068
4 Federal National Mortgage Assn.	6.000%	5/15/11	7,300	7,904
4 Federal National Mortgage Assn.	2.000%	1/9/12	8,000	8,134
4 Federal National Mortgage Assn.	6.125%	3/15/12	1,450	1,617
4 Federal National Mortgage Assn.	1.875%	4/20/12	6,100	6,167
4 Federal National Mortgage Assn.	4.875%	5/18/12	2,225	2,419
4 Federal National Mortgage Assn.	1.750%	8/10/12	1,000	1,005
4 Federal National Mortgage Assn.	4.375%	9/15/12	1,300	1,401
4 Federal National Mortgage Assn.	3.625%	2/12/13	1,225	1,295
4 Federal National Mortgage Assn.	4.750%	2/21/13	1,275	1,391
4 Federal National Mortgage Assn.	4.375%	3/15/13	2,225	2,411
4 Federal National Mortgage Assn.	4.625%	5/1/13	700	738
4 Federal National Mortgage Assn.	2.875%	12/11/13	6,525	6,682

4	Federal National Mortgage Assn.	5.125%	1/2/14	975	1,036
4	Federal National Mortgage Assn.	2.750%	2/5/14	1,100	1,117
4	Federal National Mortgage Assn.	2.750%	3/13/14	1,125	1,141
4	Federal National Mortgage Assn.	4.125%	4/15/14	3,700	3,970
4	Federal National Mortgage Assn.	2.500%	5/15/14	3,575	3,581
4	Federal National Mortgage Assn.	3.000%	9/16/14	800	814
4	Federal National Mortgage Assn.	4.625%	10/15/14	4,000	4,379
4	Federal National Mortgage Assn.	5.375%	7/15/16	3,000	3,386
4	Federal National Mortgage Assn.	5.250%	9/15/16	4,825	5,410
4	Federal National Mortgage Assn.	4.875%	12/15/16	525	577
4	Federal National Mortgage Assn.	5.000%	2/13/17	1,975	2,185
4	Federal National Mortgage Assn.	7.125%	1/15/30	1,000	1,348
4	Federal National Mortgage Assn.	7.250%	5/15/30	1,700	2,325
4	Federal National Mortgage Assn.	6.625%	11/15/30	1,850	2,387
4	Federal National Mortgage Assn.	5.625%	7/15/37	1,100	1,241
4	Financing Corp.	9.800%	4/6/18	500	721
4	Financing Corp.	9.650%	11/2/18	475	689
3	General Electric Capital Corp.	1.625%	1/7/11	1,175	1,184
3	General Electric Capital Corp.	3.000%	12/9/11	925	959
3	General Electric Capital Corp.	2.250%	3/12/12	2,225	2,264
3	General Electric Capital Corp.	2.200%	6/8/12	1,775	1,805
3	General Electric Capital Corp.	2.125%	12/21/12	825	833
3	General Electric Capital Corp.	2.625%	12/28/12	675	692
3	GMAC Inc.	2.200%	12/19/12	850	860
3	Goldman Sachs Group Inc.	1.700%	3/15/11	125	127
3	Goldman Sachs Group Inc.	1.625%	7/15/11	500	505
3	Goldman Sachs Group Inc.	3.250%	6/15/12	1,350	1,411
	Israel Government AID Bond	5.500%	9/18/23	500	550
	Israel Government AID Bond	5.500%	12/4/23	375	413
	Israel Government AID Bond	5.500%	4/26/24	925	1,020
3	JPMorgan Chase & Co.	1.650%	2/23/11	900	911
3	JPMorgan Chase & Co.	3.125%	12/1/11	1,025	1,067
3	JPMorgan Chase & Co.	2.200%	6/15/12	1,000	1,017
3	JPMorgan Chase & Co.	2.125%	12/26/12	1,400	1,418
3	Morgan Stanley	2.900%	12/1/10	650	665
3	Morgan Stanley	3.250%	12/1/11	1,475	1,536
3	Morgan Stanley	1.950%	6/20/12	1,375	1,384
3	PNC Funding Corp.	2.300%	6/22/12	875	892
	Private Export Funding Corp.	3.050%	10/15/14	150	151
	Private Export Funding Corp.	4.375%	3/15/19	350	361
3	Regions Bank/Birmingham AL	3.250%	12/9/11	1,000	1,040
4	Tennessee Valley Authority	4.500%	4/1/18	450	466
4	Tennessee Valley Authority	6.750%	11/1/25	100	125
4	Tennessee Valley Authority	7.125%	5/1/30	1,500	1,922
4	Tennessee Valley Authority	5.500%	6/15/38	225	241
4	Tennessee Valley Authority	5.250%	9/15/39	275	288
4	Tennessee Valley Authority	5.375%	4/1/56	375	401
3	Wells Fargo & Co.	3.000%	12/9/11	1,625	1,686
3	Wells Fargo & Co.	2.125%	6/15/12	425	432
					276,375
Conventional Mortgage-Backed Securities (14.3%)
[4,5] Fannie Mae Pool		4.000%	9/1/10–10/1/39	48,459	48,630
[4,5] Fannie Mae Pool		4.500%	7/1/11–10/1/39	101,438	104,112
[4,5] Fannie Mae Pool		5.000%	4/1/10–10/1/39	131,473	136,814
[4,5] Fannie Mae Pool		5.500%	12/1/14–10/1/39	164,951	173,267
[4,5] Fannie Mae Pool		6.000%	3/1/11–10/1/39	112,702	119,432
[4,5] Fannie Mae Pool		6.500%	9/1/10–10/1/39	39,457	42,314

[4,5] Fannie Mae Pool		7.000%	9/1/10–11/1/37	8,466	9,247
[4,5] Fannie Mae Pool		7.500%	1/1/11–12/1/32	1,264	1,388
[4,5] Fannie Mae Pool		8.000%	6/1/10–11/1/30	182	200
[4,5] Fannie Mae Pool		8.500%	11/1/18–9/1/30	127	143
[4,5] Fannie Mae Pool		9.000%	10/1/16–8/1/26	40	45
[4,5] Fannie Mae Pool		9.500%	5/1/16–2/1/25	10	10
[4,5] Fannie Mae Pool		10.000%	1/1/20–8/1/21	1	1
[4,5] Fannie Mae Pool		10.500%	8/1/20	1	1
[4,5] Freddie Mac Gold Pool		4.000%	1/1/10–8/1/39	26,279	26,445
[4,5] Freddie Mac Gold Pool		4.500%	11/1/09–10/1/39	73,213	75,102
[4,5] Freddie Mac Gold Pool		5.000%	10/1/11–10/1/39	102,433	106,578
[4,5] Freddie Mac Gold Pool		5.500%	10/1/09–10/1/39	111,725	117,391
[4,5] Freddie Mac Gold Pool		6.000%	8/1/10–10/1/39	74,925	79,421
[4,5] Freddie Mac Gold Pool		6.500%	9/1/10–12/1/37	18,598	19,921
[4,5] Freddie Mac Gold Pool		7.000%	8/1/10–2/1/37	4,528	4,918
[4,5] Freddie Mac Gold Pool		7.500%	7/1/10–1/1/32	555	603
[4,5] Freddie Mac Gold Pool		8.000%	6/1/12–10/1/31	565	621
[4,5] Freddie Mac Gold Pool		8.500%	4/1/20–5/1/30	70	79
[4,5] Freddie Mac Gold Pool		9.000%	10/1/21–4/1/30	48	55
[4,5] Freddie Mac Gold Pool		9.500%	4/1/16–4/1/25	16	17
[4,5] Freddie Mac Gold Pool		10.000%	3/1/17–4/1/25	9	9
[4,5] Freddie Mac Non Gold Pool		8.500%	12/1/16	1	1
[4,5] Freddie Mac Non Gold Pool		9.500%	9/1/19	1	1
5	Ginnie Mae I Pool	4.000%	8/15/39	3,746	3,708
5	Ginnie Mae I Pool	4.500%	8/15/18–10/1/39	32,601	33,123
5	Ginnie Mae I Pool	5.000%	3/15/18–10/1/39	31,384	32,581
5	Ginnie Mae I Pool	5.500%	3/15/15–10/1/39	32,744	34,510
5	Ginnie Mae I Pool	6.000%	12/15/13–12/15/38	15,414	16,380
5	Ginnie Mae I Pool	6.500%	4/15/13–8/15/34	5,442	5,868
5	Ginnie Mae I Pool	7.000%	11/15/10–8/15/32	2,482	2,707
5	Ginnie Mae I Pool	7.500%	10/15/10–3/15/32	696	762
5	Ginnie Mae I Pool	8.000%	3/15/22–3/15/32	460	505
5	Ginnie Mae I Pool	8.500%	3/15/17–7/15/30	48	52
5	Ginnie Mae I Pool	9.000%	6/15/16–2/15/30	94	106
5	Ginnie Mae I Pool	9.500%	9/15/18–1/15/25	23	26
5	Ginnie Mae I Pool	10.000%	3/15/19	1	1
5	Ginnie Mae I Pool	11.000%	12/15/15	1	1
5	Ginnie Mae II Pool	4.500%	10/1/39	3,072	3,113
5	Ginnie Mae II Pool	5.000%	4/20/36–10/1/39	8,028	8,312
5	Ginnie Mae II Pool	5.500%	4/20/36–10/1/39	12,670	13,320
5	Ginnie Mae II Pool	6.000%	3/20/33–10/20/38	18,556	19,626
5	Ginnie Mae II Pool	6.500%	12/20/35–11/20/37	5,993	6,381
					1,247,848
Nonconventional Mortgage-Backed Securities (0.7%)
[4,5] Fannie Mae Pool		4.133%	5/1/34	286	295
[4,5] Fannie Mae Pool		4.395%	11/1/34	470	477
[4,5] Fannie Mae Pool		4.413%	8/1/35	787	814
[4,5] Fannie Mae Pool		4.414%	7/1/35	398	411
[4,5] Fannie Mae Pool		4.536%	1/1/35	715	726
[4,5] Fannie Mae Pool		4.574%	11/1/34	1,308	1,361
[4,5] Fannie Mae Pool		4.585%	12/1/34	1,124	1,144
[4,5] Fannie Mae Pool		4.603%	10/1/34	660	673
[4,5] Fannie Mae Pool		4.603%	8/1/35	1,106	1,148
[4,5] Fannie Mae Pool		4.620%	9/1/34	569	592
[4,5] Fannie Mae Pool		4.634%	11/1/33	277	286
[4,5] Fannie Mae Pool		4.644%	4/1/37	670	693
[4,5] Fannie Mae Pool		4.660%	9/1/34	204	208

[4,5] Fannie Mae Pool	4.722%	8/1/35	743	777
[4,5] Fannie Mae Pool	4.776%	6/1/34	488	508
[4,5] Fannie Mae Pool	4.794%	12/1/35	1,428	1,491
[4,5] Fannie Mae Pool	4.822%	9/1/35	819	855
[4,5] Fannie Mae Pool	4.890%	7/1/35	970	1,001
[4,5] Fannie Mae Pool	4.960%	10/1/35	1,307	1,387
[4,5] Fannie Mae Pool	4.971%	7/1/35	363	378
[4,5] Fannie Mae Pool	5.041%	11/1/35	263	274
[4,5] Fannie Mae Pool	5.047%	2/1/36	461	481
[4,5] Fannie Mae Pool	5.061%	12/1/33	309	323
[4,5] Fannie Mae Pool	5.112%	12/1/35	759	794
[4,5] Fannie Mae Pool	5.118%	1/1/36	882	921
[4,5] Fannie Mae Pool	5.222%	3/1/37	882	924
[4,5] Fannie Mae Pool	5.431%	5/1/37	845	879
[4,5] Fannie Mae Pool	5.457%	2/1/36	1,370	1,433
[4,5] Fannie Mae Pool	5.561%	1/1/37	1,160	1,222
[4,5] Fannie Mae Pool	5.599%	7/1/36	227	238
[4,5] Fannie Mae Pool	5.626%	3/1/37	1,042	1,095
[4,5] Fannie Mae Pool	5.668%	6/1/36	774	813
[4,5] Fannie Mae Pool	5.668%	2/1/37	957	1,007
[4,5] Fannie Mae Pool	5.721%	3/1/37	976	1,027
[4,5] Fannie Mae Pool	5.766%	4/1/36	1,319	1,385
[4,5] Fannie Mae Pool	5.773%	4/1/37	383	404
[4,5] Fannie Mae Pool	5.780%	1/1/36	341	361
[4,5] Fannie Mae Pool	5.804%	4/1/37	1,557	1,644
[4,5] Fannie Mae Pool	5.841%	9/1/36	903	952
[4,5] Fannie Mae Pool	5.913%	11/1/36	2,430	2,576
[4,5] Fannie Mae Pool	6.058%	8/1/37	760	799
[4,5] Fannie Mae Pool	6.149%	6/1/36	207	219
[4,5] Fannie Mae Pool	6.556%	9/1/37	1,036	1,100
[4,5] Freddie Mac Non Gold Pool	3.156%	9/1/34	368	375
[4,5] Freddie Mac Non Gold Pool	4.384%	12/1/34	708	719
[4,5] Freddie Mac Non Gold Pool	4.389%	1/1/35	46	47
[4,5] Freddie Mac Non Gold Pool	4.592%	4/1/35	1,179	1,216
[4,5] Freddie Mac Non Gold Pool	4.596%	11/1/34	895	931
[4,5] Freddie Mac Non Gold Pool	4.661%	7/1/35	860	894
[4,5] Freddie Mac Non Gold Pool	4.678%	12/1/35	1,269	1,322
[4,5] Freddie Mac Non Gold Pool	4.685%	12/1/34	329	341
[4,5] Freddie Mac Non Gold Pool	4.691%	3/1/36	779	803
[4,5] Freddie Mac Non Gold Pool	4.797%	7/1/35	609	630
[4,5] Freddie Mac Non Gold Pool	5.020%	5/1/35	1,124	1,175
[4,5] Freddie Mac Non Gold Pool	5.266%	3/1/37	813	845
[4,5] Freddie Mac Non Gold Pool	5.280%	3/1/36	1,308	1,368
[4,5] Freddie Mac Non Gold Pool	5.315%	12/1/36	281	287
[4,5] Freddie Mac Non Gold Pool	5.328%	12/1/35	719	753
[4,5] Freddie Mac Non Gold Pool	5.351%	1/1/37	547	573
[4,5] Freddie Mac Non Gold Pool	5.426%	3/1/37	821	862
[4,5] Freddie Mac Non Gold Pool	5.441%	4/1/37	1,600	1,680
[4,5] Freddie Mac Non Gold Pool	5.502%	2/1/36	960	1,009
[4,5] Freddie Mac Non Gold Pool	5.568%	5/1/36	521	546
[4,5] Freddie Mac Non Gold Pool	5.592%	4/1/37	1,297	1,362
[4,5] Freddie Mac Non Gold Pool	5.669%	12/1/36	456	480
[4,5] Freddie Mac Non Gold Pool	5.710%	9/1/36	932	986
[4,5] Freddie Mac Non Gold Pool	5.767%	5/1/36	529	556
[4,5] Freddie Mac Non Gold Pool	5.775%	4/1/37	1,186	1,245
[4,5] Freddie Mac Non Gold Pool	5.824%	6/1/37	1,488	1,569
[4,5] Freddie Mac Non Gold Pool	5.881%	12/1/36	615	652
[4,5] Freddie Mac Non Gold Pool	5.894%	5/1/37	2,122	2,243

[4,5] Freddie Mac Non Gold Pool		5.974%	10/1/37	331	350
[4,5] Freddie Mac Non Gold Pool		6.074%	8/1/37	1,007	1,064
[4,5] Freddie Mac Non Gold Pool		6.505%	2/1/37	877	934
					63,913
Total U.S. Government and Agency Obligations (Cost $2,450,535)					2,529,111
Asset-Backed/Commercial Mortgage-Backed Securities (1.5%)
5	Banc of America Commercial Mortgage Inc.	4.050%	11/10/38	350	346
5	Banc of America Commercial Mortgage Inc.	4.153%	11/10/38	150	143
5	Banc of America Commercial Mortgage Inc.	4.877%	7/10/42	1,700	1,625
5	Banc of America Commercial Mortgage Inc.	4.727%	7/10/43	200	167
5	Banc of America Commercial Mortgage Inc.	5.118%	7/11/43	1,560	1,544
5	Banc of America Commercial Mortgage Inc.	5.372%	9/10/45	1,200	1,135
[5,6] Banc of America Commercial Mortgage Inc.		5.421%	9/10/45	10	8
5	Banc of America Commercial Mortgage Inc.	5.115%	10/10/45	1,150	1,118
[5,6] Banc of America Commercial Mortgage Inc.		5.176%	10/10/45	20	18
5	Banc of America Commercial Mortgage Inc.	5.634%	7/10/46	1,300	1,218
5	Banc of America Commercial Mortgage Inc.	5.675%	7/10/46	295	239
[5,6] Banc of America Commercial Mortgage Inc.		5.351%	9/10/47	40	33
5	Banc of America Commercial Mortgage Inc.	5.414%	9/10/47	825	740
5	Banc of America Commercial Mortgage Inc.	5.448%	9/10/47	125	100
[5,6] Banc of America Commercial Mortgage Inc.		6.354%	2/10/51	1,400	1,264
5	Bear Stearns Commercial Mortgage
	Securities	5.610%	11/15/33	2,000	1,970
5	Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	250	241
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.629%	4/12/38	250	191
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.942%	9/11/38	275	222
5	Bear Stearns Commercial Mortgage
	Securities	4.680%	8/13/39	450	447
5	Bear Stearns Commercial Mortgage
	Securities	5.856%	6/11/40	2,825	2,867
5	Bear Stearns Commercial Mortgage
	Securities	5.582%	9/11/41	160	129
5	Bear Stearns Commercial Mortgage
	Securities	4.521%	11/11/41	250	250
5	Bear Stearns Commercial Mortgage
	Securities	5.742%	9/11/42	1,250	1,190
5	Bear Stearns Commercial Mortgage
	Securities	5.127%	10/12/42	500	499
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.513%	1/12/45	75	57
5	Bear Stearns Commercial Mortgage
	Securities	5.613%	6/11/50	850	855
5	Bear Stearns Commercial Mortgage
	Securities	5.694%	6/11/50	800	711
5	Bear Stearns Commercial Mortgage
	Securities	5.700%	6/11/50	400	353
[5,6] Bear Stearns Commercial Mortgage
	Securities	5.915%	6/11/50	400	296
5	Capital Auto Receivables Asset Trust	4.680%	10/15/12	1,300	1,352
5	Capital One Multi-Asset Execution Trust	5.300%	2/18/14	450	476
5	Capital One Multi-Asset Execution Trust	5.050%	12/17/18	3,500	3,652
5	Capital One Multi-Asset Execution Trust	5.750%	7/15/20	225	242
5	CDC Commercial Mortgage Trust	5.676%	11/15/30	1,525	1,440
5	Chase Issuance Trust	4.650%	12/17/12	3,300	3,403

5	Chase Issuance Trust	5.400%	7/15/15	400	437
5	Citibank Credit Card Issuance Trust	5.450%	5/10/13	195	207
5	Citibank Credit Card Issuance Trust	4.900%	6/23/16	1,075	1,169
5	Citibank Credit Card Issuance Trust	4.150%	7/7/17	250	259
5	Citibank Credit Card Issuance Trust	5.650%	9/20/19	175	194
5	Citigroup Commercial Mortgage Trust	4.623%	10/15/41	198	178
5	Citigroup Commercial Mortgage Trust	4.830%	5/15/43	50	44
[5,6] Citigroup Commercial Mortgage Trust		5.916%	3/15/49	550	529
[5,6] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	225	200
[5,6] Citigroup Commercial Mortgage Trust		5.888%	12/10/49	275	206
[5,6] Citigroup Commercial Mortgage Trust		6.299%	12/10/49	175	123
[5,6] Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	525	458
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.399%	7/15/44	1,100	1,085
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.886%	11/15/44	1,650	1,605
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.648%	10/15/48	425	328
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.205%	12/11/49	1,400	1,394
5	Citigroup/Deutsche Bank Commercial
	Mortgage Trust	5.322%	12/11/49	950	845
[5,7] Commercial Mortgage Lease-Backed
	Certificates	6.746%	6/20/31	377	392
5	Commercial Mortgage Pass Through
	Certificates	5.116%	6/10/44	250	239
5	Commercial Mortgage Pass Through
	Certificates	5.960%	6/10/46	1,255	1,212
5	Commercial Mortgage Pass Through
	Certificates	5.248%	12/10/46	200	201
[5,6] Commercial Mortgage Pass Through
	Certificates	6.010%	12/10/49	900	813
5	Countrywide Home Loan Mortgage Pass
	Through Trust	4.101%	5/25/33	350	287
5	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	1,475	1,258
5	Credit Suisse Mortgage Capital Certificates	6.020%	6/15/38	52	43
5	Credit Suisse Mortgage Capital Certificates	5.609%	2/15/39	2,200	2,095
[5,6] Credit Suisse Mortgage Capital Certificates		5.729%	2/15/39	400	307
[5,6] Credit Suisse Mortgage Capital Certificates		5.912%	6/15/39	1,750	1,368
5	Credit Suisse Mortgage Capital Certificates	5.509%	9/15/39	75	55
5	Credit Suisse Mortgage Capital Certificates	5.311%	12/15/39	800	638
5	Credit Suisse Mortgage Capital Certificates	5.343%	12/15/39	110	77
5	Credit Suisse Mortgage Capital Certificates	5.383%	2/15/40	525	400
[5,6] CS First Boston Mortgage Securities Corp.		4.750%	1/15/37	1,500	1,458
5	CS First Boston Mortgage Securities Corp.	4.877%	4/15/37	50	37
[5,6] CS First Boston Mortgage Securities Corp.		5.014%	2/15/38	1,000	1,016
5	CS First Boston Mortgage Securities Corp.	3.936%	5/15/38	575	566
5	CS First Boston Mortgage Securities Corp.	5.100%	8/15/38	2,550	2,589
[5,6] CS First Boston Mortgage Securities Corp.		5.100%	8/15/38	105	89
[5,6] CW Capital Cobalt Ltd.		6.015%	5/15/46	1,400	1,107
5	Discover Card Master Trust	5.650%	12/15/15	1,650	1,799
5	Discover Card Master Trust	5.650%	3/16/20	375	406
[5,6] First Union Commercial Mortgage Trust		6.754%	10/15/35	840	846
5	First Union National Bank Commercial
	Mortgage	6.223%	12/12/33	550	539
5	GE Capital Commercial Mortgage Corp.	5.994%	12/10/35	87	85
5	GE Capital Commercial Mortgage Corp.	4.996%	12/10/37	1,000	1,023

[5,6] GE Capital Commercial Mortgage Corp.		5.515%	3/10/44	1,350	1,251
[5,6] GE Capital Commercial Mortgage Corp.		5.513%	11/10/45	350	290
5	GMAC Commercial Mortgage Securities Inc.	7.455%	8/16/33	244	246
5	GMAC Commercial Mortgage Securities Inc.	6.700%	4/15/34	631	658
5	GMAC Commercial Mortgage Securities Inc.	4.908%	3/10/38	75	65
5	GMAC Commercial Mortgage Securities Inc.	4.646%	4/10/40	250	254
5	GMAC Commercial Mortgage Securities Inc.	4.864%	12/10/41	300	290
5	GMAC Commercial Mortgage Securities Inc.	4.754%	5/10/43	75	65
5	Greenwich Capital Commercial Funding Corp.	4.948%	1/11/35	500	439
5	Greenwich Capital Commercial Funding Corp.	5.317%	6/10/36	1,230	1,242
5	Greenwich Capital Commercial Funding Corp.	5.117%	4/10/37	205	207
5	Greenwich Capital Commercial Funding Corp.	5.224%	4/10/37	1,400	1,314
[5,6] Greenwich Capital Commercial Funding Corp.		5.277%	4/10/37	210	177
[5,6] Greenwich Capital Commercial Funding Corp.		6.116%	7/10/38	140	106
5	Greenwich Capital Commercial Funding Corp.	5.475%	3/10/39	25	18
5	Greenwich Capital Commercial Funding Corp.	4.799%	8/10/42	1,950	1,840
5	GS Mortgage Securities Corp. II	5.506%	4/10/38	967	979
[5,6] GS Mortgage Securities Corp. II		5.553%	4/10/38	700	634
[5,6] GS Mortgage Securities Corp. II		5.622%	4/10/38	250	192
5	GS Mortgage Securities Corp. II	5.396%	8/10/38	1,825	1,732
5	Honda Auto Receivables Owner Trust	5.120%	10/15/10	179	179
5	Honda Auto Receivables Owner Trust	4.880%	9/18/14	600	636
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.260%	3/15/33	211	216
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.050%	12/12/34	350	333
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.824%	9/12/37	600	603
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.948%	9/12/37	28	25
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	4.780%	7/15/42	135	114
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.498%	1/12/43	10	8
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.160%	4/15/43	866	871
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.475%	4/15/43	350	329
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.629%	12/12/44	150	116
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.386%	12/15/44	175	144
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	1,750	1,665
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	6.065%	4/15/45	80	62
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.440%	5/15/45	30	22
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.991%	6/15/49	700	706
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.794%	2/12/51	1,105	945
5	JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.855%	2/12/51	650	637
[5,6] JP Morgan Chase Commercial Mortgage
	Securities Corp.	5.882%	2/15/51	1,655	1,425
[5,6] LB Commercial Conduit Mortgage Trust		6.150%	7/15/44	590	359
5	LB-UBS Commercial Mortgage Trust	4.786%	10/15/29	1,242	1,096

5	LB-UBS Commercial Mortgage Trust	4.742%	2/15/30	575	561
5	LB-UBS Commercial Mortgage Trust	4.553%	7/15/30	85	85
5	LB-UBS Commercial Mortgage Trust	5.197%	11/15/30	1,250	1,224
5	LB-UBS Commercial Mortgage Trust	5.217%	2/15/31	125	106
5	LB-UBS Commercial Mortgage Trust	4.853%	9/15/31	1,000	1,019
5	LB-UBS Commercial Mortgage Trust	4.960%	12/15/31	250	229
5	LB-UBS Commercial Mortgage Trust	4.166%	5/15/32	200	198
5	LB-UBS Commercial Mortgage Trust	4.931%	9/15/35	1,500	1,265
[5,6] LB-UBS Commercial Mortgage Trust		5.661%	3/15/39	1,625	1,556
5	LB-UBS Commercial Mortgage Trust	5.413%	9/15/39	35	27
5	LB-UBS Commercial Mortgage Trust	5.424%	2/15/40	179	144
5	LB-UBS Commercial Mortgage Trust	5.430%	2/15/40	600	502
5	LB-UBS Commercial Mortgage Trust	5.455%	2/15/40	250	164
[5,6] LB-UBS Commercial Mortgage Trust		5.493%	2/15/40	180	115
[5,6] LB-UBS Commercial Mortgage Trust		5.263%	11/15/40	35	31
[5,6] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	1,825	1,757
[5,6] LB-UBS Commercial Mortgage Trust		6.318%	4/15/41	260	167
5	Merrill Lynch Mortgage Trust	5.236%	11/12/35	550	552
5	Merrill Lynch Mortgage Trust	5.107%	7/12/38	40	34
5	Merrill Lynch Mortgage Trust	5.839%	5/12/39	350	333
[5,6] Merrill Lynch Mortgage Trust		5.840%	5/12/39	100	71
5	Merrill Lynch Mortgage Trust	5.782%	8/12/43	245	200
[5,6] Merrill Lynch Mortgage Trust		5.291%	1/12/44	1,650	1,607
[5,6] Merrill Lynch Mortgage Trust		6.022%	6/12/50	1,450	1,140
[5,6] Merrill Lynch Mortgage Trust		6.022%	6/12/50	165	113
5	Merrill Lynch Mortgage Trust	5.425%	2/12/51	250	254
5	Merrill Lynch Mortgage Trust	5.690%	2/12/51	650	538
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	6.104%	6/12/46	1,475	1,415
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.456%	7/12/46	150	102
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.378%	8/12/48	1,575	1,228
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.590%	9/12/49	725	721
5	Merrill Lynch/Countrywide Commercial
	Mortgage Trust	5.700%	9/12/49	750	596
[5,6] Morgan Stanley Capital I		5.110%	6/15/40	1,800	1,831
5	Morgan Stanley Capital I	4.850%	6/13/41	1,300	1,308
5	Morgan Stanley Capital I	5.270%	6/13/41	400	384
[5,6] Morgan Stanley Capital I		5.984%	8/12/41	45	35
5	Morgan Stanley Capital I	5.328%	11/12/41	250	258
5	Morgan Stanley Capital I	5.360%	11/12/41	375	279
5	Morgan Stanley Capital I	4.970%	12/15/41	275	263
5	Morgan Stanley Capital I	5.168%	1/14/42	425	445
[5,6] Morgan Stanley Capital I		5.803%	6/11/42	850	781
5	Morgan Stanley Capital I	4.989%	8/13/42	2,000	1,969
5	Morgan Stanley Capital I	5.230%	9/15/42	1,050	1,035
5	Morgan Stanley Capital I	5.941%	10/15/42	550	524
[5,6] Morgan Stanley Capital I		5.946%	10/15/42	15	12
[5,6] Morgan Stanley Capital I		5.378%	11/14/42	650	661
[5,6] Morgan Stanley Capital I		5.378%	11/14/42	10	8
5	Morgan Stanley Capital I	6.457%	1/11/43	1,525	1,487
[5,6] Morgan Stanley Capital I		5.558%	3/12/44	500	475
[5,6] Morgan Stanley Capital I		5.773%	7/12/44	200	152
[5,6] Morgan Stanley Capital I		5.877%	4/15/49	250	160
[5,6] Morgan Stanley Capital I		6.076%	6/11/49	255	176
[5,6] Morgan Stanley Capital I		5.544%	11/12/49	425	311

5	Morgan Stanley Capital I	5.809%	12/12/49	590	514
5	Morgan Stanley Capital I	5.090%	10/12/52	500	506
[5,6] Morgan Stanley Capital I		5.204%	10/12/52	260	199
5	Nissan Auto Receivables Owner Trust	5.050%	11/17/14	475	507
5	PG&E Energy Recovery Funding LLC	4.140%	9/25/12	573	584
5	PSE&G Transition Funding LLC	6.890%	12/15/17	2,000	2,363
5	Salomon Brothers Mortgage Securities VII Inc.	3.812%	9/25/33	776	691
5	USAA Auto Owner Trust	4.710%	2/18/14	925	979
[5,6] Wachovia Bank Commercial Mortgage Trust		5.125%	8/15/35	150	149
5	Wachovia Bank Commercial Mortgage Trust	4.719%	1/15/41	250	241
5	Wachovia Bank Commercial Mortgage Trust	4.748%	2/15/41	500	445
5	Wachovia Bank Commercial Mortgage Trust	5.001%	7/15/41	364	367
[5,6] Wachovia Bank Commercial Mortgage Trust		5.412%	7/15/41	1,250	1,205
5	Wachovia Bank Commercial Mortgage Trust	4.803%	10/15/41	1,150	1,060
[5,6] Wachovia Bank Commercial Mortgage Trust		5.083%	3/15/42	400	399
5	Wachovia Bank Commercial Mortgage Trust	5.118%	7/15/42	350	341
[5,6] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	900	862
[5,6] Wachovia Bank Commercial Mortgage Trust		5.926%	5/15/43	275	215
5	Wachovia Bank Commercial Mortgage Trust	4.699%	5/15/44	1,050	1,034
[5,6] Wachovia Bank Commercial Mortgage Trust		5.384%	10/15/44	950	946
[5,6] Wachovia Bank Commercial Mortgage Trust		5.439%	12/15/44	2,300	2,240
[5,6] Wachovia Bank Commercial Mortgage Trust		5.489%	12/15/44	10	8
[5,6] Wachovia Bank Commercial Mortgage Trust		6.158%	6/15/45	67	52
[5,6] Wachovia Bank Commercial Mortgage Trust		5.818%	5/15/46	240	161
5	Wachovia Bank Commercial Mortgage Trust	5.313%	11/15/48	1,500	1,423
5	Wachovia Bank Commercial Mortgage Trust	5.339%	11/15/48	725	508
5	World Omni Auto Receivables Trust	3.940%	10/15/12	800	816
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $131,478)					132,660
Corporate Bonds (7.5%)
Finance (2.7%)
	Banking (1.8%)
	Abbey National PLC	7.950%	10/26/29	350	366
	American Express Bank FSB	5.550%	10/17/12	375	396
	American Express Bank FSB	6.000%	9/13/17	525	545
	American Express Centurion Bank	5.200%	11/26/10	450	467
	American Express Centurion Bank	5.550%	10/17/12	250	266
	American Express Centurion Bank	5.950%	6/12/17	75	77
	American Express Centurion Bank	6.000%	9/13/17	375	390
	American Express Co.	7.250%	5/20/14	425	479
5	American Express Co.	6.800%	9/1/16	550	470
	American Express Co.	5.500%	9/12/16	350	342
	American Express Co.	6.150%	8/28/17	225	235
	American Express Co.	8.125%	5/20/19	400	471
	American Express Credit Corp.	5.000%	12/2/10	725	750
	American Express Credit Corp.	7.300%	8/20/13	450	501
	American Express Credit Corp.	5.125%	8/25/14	275	286
7	American Express Travel Related Services
	Co. Inc.	5.250%	11/21/11	125	130
	Bank of America Corp.	4.250%	10/1/10	300	308
	Bank of America Corp.	4.375%	12/1/10	475	489
	Bank of America Corp.	5.375%	9/11/12	1,025	1,082
	Bank of America Corp.	4.875%	9/15/12	75	78
	Bank of America Corp.	4.875%	1/15/13	750	775
	Bank of America Corp.	7.375%	5/15/14	1,025	1,144
	Bank of America Corp.	5.375%	6/15/14	175	182
	Bank of America Corp.	5.125%	11/15/14	1,075	1,100
	Bank of America Corp.	5.250%	12/1/15	275	274

	Bank of America Corp.	6.500%	8/1/16	525	554
	Bank of America Corp.	5.750%	8/15/16	275	271
	Bank of America Corp.	5.625%	10/14/16	75	76
	Bank of America Corp.	5.420%	3/15/17	925	879
	Bank of America Corp.	5.650%	5/1/18	650	644
	Bank of America Corp.	7.625%	6/1/19	400	451
	Bank of America NA	5.300%	3/15/17	325	314
	Bank of America NA	6.100%	6/15/17	350	354
	Bank of America NA	6.000%	10/15/36	600	612
	Bank of New York Mellon Corp.	4.950%	1/14/11	500	521
	Bank of New York Mellon Corp.	4.950%	11/1/12	425	461
	Bank of New York Mellon Corp.	4.300%	5/15/14	250	264
	Bank of New York Mellon Corp.	4.950%	3/15/15	800	862
	Bank of New York Mellon Corp.	5.450%	5/15/19	200	217
7	Bank of Scotland PLC	5.250%	2/21/17	1,350	1,274
	Bank of Tokyo-Mitsubishi UFJ Ltd./New York
	NY	7.400%	6/15/11	175	191
	Bank One Corp.	5.900%	11/15/11	50	53
	Bank One Corp.	5.250%	1/30/13	925	975
	Bank One Corp.	4.900%	4/30/15	475	488
	Barclays Bank PLC	5.000%	9/22/16	200	201
	Barclays Bank PLC	6.750%	5/22/19	1,200	1,330
	BB&T Capital Trust II	6.750%	6/7/36	1,100	1,035
	BB&T Corp.	6.500%	8/1/11	375	400
	BB&T Corp.	3.850%	7/27/12	225	232
	BB&T Corp.	5.700%	4/30/14	275	298
	BB&T Corp.	6.850%	4/30/19	275	310
	BB&T Corp.	5.250%	11/1/19	200	199
	Bear Stearns Cos. LLC	5.350%	2/1/12	400	426
	Bear Stearns Cos. LLC	5.700%	11/15/14	750	811
	Bear Stearns Cos. LLC	5.300%	10/30/15	985	1,040
	Bear Stearns Cos. LLC	5.550%	1/22/17	1,150	1,170
	Bear Stearns Cos. LLC	6.400%	10/2/17	800	872
	Bear Stearns Cos. LLC	7.250%	2/1/18	375	429
	Branch Banking & Trust Co./Wilson NC	5.625%	9/15/16	100	101
	Capital One Bank USA NA	8.800%	7/15/19	800	927
	Capital One Capital III	7.686%	8/15/36	525	444
	Capital One Capital IV	6.745%	2/17/37	300	228
	Capital One Financial Corp.	5.700%	9/15/11	375	393
	Capital One Financial Corp.	4.800%	2/21/12	50	50
	Capital One Financial Corp.	5.500%	6/1/15	225	227
	Capital One Financial Corp.	6.150%	9/1/16	50	49
	Capital One Financial Corp.	5.250%	2/21/17	50	48
	Capital One Financial Corp.	6.750%	9/15/17	650	688
[5,7] Citicorp Lease Pass-Through Trust 1999-1		8.040%	12/15/19	1,700	1,683
	Citigroup Inc.	6.500%	1/18/11	800	835
	Citigroup Inc.	5.125%	2/14/11	500	514
	Citigroup Inc.	5.100%	9/29/11	675	697
	Citigroup Inc.	6.000%	2/21/12	300	315
	Citigroup Inc.	5.300%	10/17/12	1,175	1,215
	Citigroup Inc.	5.500%	4/11/13	75	77
	Citigroup Inc.	6.500%	8/19/13	500	526
	Citigroup Inc.	5.125%	5/5/14	100	100
	Citigroup Inc.	6.375%	8/12/14	175	182
	Citigroup Inc.	5.000%	9/15/14	3,325	3,172
	Citigroup Inc.	5.500%	10/15/14	175	175
	Citigroup Inc.	5.300%	1/7/16	275	266
	Citigroup Inc.	5.500%	2/15/17	100	94

Citigroup Inc.	6.125%	11/21/17	1,075	1,061
Citigroup Inc.	6.125%	5/15/18	25	25
Citigroup Inc.	8.500%	5/22/19	625	704
Citigroup Inc.	6.625%	6/15/32	1,050	960
Citigroup Inc.	5.875%	2/22/33	900	744
Citigroup Inc.	6.000%	10/31/33	225	187
Citigroup Inc.	5.850%	12/11/34	50	44
Citigroup Inc.	5.875%	5/29/37	225	197
Citigroup Inc.	6.875%	3/5/38	1,375	1,342
Citigroup Inc.	8.125%	7/15/39	1,000	1,122
Comerica Bank	5.200%	8/22/17	300	256
Compass Bank	6.400%	10/1/17	150	138
Compass Bank	5.900%	4/1/26	225	171
7 Corestates Capital I	8.000%	12/15/26	1,200	1,092
Countrywide Financial Corp.	5.800%	6/7/12	50	52
Countrywide Home Loans Inc.	4.000%	3/22/11	975	991
Credit Suisse USA Inc.	4.875%	8/15/10	225	233
Credit Suisse USA Inc.	5.250%	3/2/11	750	792
Credit Suisse USA Inc.	6.125%	11/15/11	250	271
Credit Suisse USA Inc.	6.500%	1/15/12	1,000	1,090
Credit Suisse USA Inc.	5.125%	1/15/14	50	53
Credit Suisse USA Inc.	4.875%	1/15/15	235	247
Credit Suisse USA Inc.	5.125%	8/15/15	315	333
Credit Suisse USA Inc.	5.850%	8/16/16	750	813
Credit Suisse USA Inc.	7.125%	7/15/32	200	248
5 Credit Suisse/Guernsey	5.860%	5/15/49	450	347
Credit Suisse/New York NY	5.000%	5/15/13	425	450
Credit Suisse/New York NY	5.500%	5/1/14	700	756
Credit Suisse/New York NY	6.000%	2/15/18	1,025	1,078
Credit Suisse/New York NY	5.300%	8/13/19	400	409
Deutsche Bank AG/London	5.375%	10/12/12	1,400	1,514
Deutsche Bank AG/London	4.875%	5/20/13	875	933
Deutsche Bank AG/London	6.000%	9/1/17	600	647
Deutsche Bank Financial LLC	5.375%	3/2/15	900	925
FIA Card Services NA	6.625%	6/15/12	350	373
Fifth Third Bancorp	8.250%	3/1/38	200	186
Fifth Third Bank	4.750%	2/1/15	325	305
First Tennessee Bank NA	5.050%	1/15/15	200	166
FleetBoston Financial Corp.	6.875%	1/15/28	600	609
Golden West Financial Corp.	4.750%	10/1/12	375	390
Goldman Sachs Capital I	6.345%	2/15/34	1,125	1,046
5 Goldman Sachs Capital II	5.793%	12/29/49	550	396
Goldman Sachs Group Inc.	4.500%	6/15/10	640	656
Goldman Sachs Group Inc.	6.875%	1/15/11	1,025	1,091
Goldman Sachs Group Inc.	6.600%	1/15/12	1,300	1,418
Goldman Sachs Group Inc.	5.300%	2/14/12	50	53
Goldman Sachs Group Inc.	3.625%	8/1/12	300	307
Goldman Sachs Group Inc.	5.700%	9/1/12	25	27
Goldman Sachs Group Inc.	5.450%	11/1/12	900	968
Goldman Sachs Group Inc.	5.250%	4/1/13	1,000	1,066
Goldman Sachs Group Inc.	4.750%	7/15/13	525	551
Goldman Sachs Group Inc.	5.150%	1/15/14	600	630
Goldman Sachs Group Inc.	6.000%	5/1/14	1,100	1,196
Goldman Sachs Group Inc.	5.000%	10/1/14	1,450	1,520
Goldman Sachs Group Inc.	5.125%	1/15/15	100	105
Goldman Sachs Group Inc.	5.350%	1/15/16	875	906
Goldman Sachs Group Inc.	5.750%	10/1/16	500	526
Goldman Sachs Group Inc.	5.625%	1/15/17	625	633

Goldman Sachs Group Inc.	6.250%	9/1/17	400	421
Goldman Sachs Group Inc.	5.950%	1/18/18	1,175	1,213
Goldman Sachs Group Inc.	6.150%	4/1/18	100	105
Goldman Sachs Group Inc.	7.500%	2/15/19	200	229
Goldman Sachs Group Inc.	5.950%	1/15/27	675	657
Goldman Sachs Group Inc.	6.450%	5/1/36	375	375
Goldman Sachs Group Inc.	6.750%	10/1/37	1,050	1,085
7 HBOS PLC	6.750%	5/21/18	425	377
HSBC Bank USA NA/New York NY	4.625%	4/1/14	250	260
HSBC Bank USA NA/New York NY	5.875%	11/1/34	300	308
HSBC Bank USA NA/New York NY	5.625%	8/15/35	625	625
HSBC Holdings PLC	7.625%	5/17/32	400	469
HSBC Holdings PLC	7.350%	11/27/32	400	459
HSBC Holdings PLC	6.500%	5/2/36	600	657
HSBC Holdings PLC	6.500%	9/15/37	575	635
HSBC Holdings PLC	6.800%	6/1/38	75	85
7 ICICI Bank Ltd./Bahrain	6.625%	10/3/12	25	25
JP Morgan Chase Capital XV	5.875%	3/15/35	1,400	1,260
JP Morgan Chase Capital XX	6.550%	9/29/36	600	557
JP Morgan Chase Capital XXII	6.450%	2/2/37	650	581
JP Morgan Chase Capital XXV	6.800%	10/1/37	725	739
JPMorgan Chase & Co.	6.750%	2/1/11	300	320
JPMorgan Chase & Co.	4.850%	6/16/11	400	421
JPMorgan Chase & Co.	4.500%	1/15/12	450	469
JPMorgan Chase & Co.	6.625%	3/15/12	425	466
JPMorgan Chase & Co.	5.375%	10/1/12	650	704
JPMorgan Chase & Co.	5.750%	1/2/13	350	373
JPMorgan Chase & Co.	4.750%	5/1/13	225	236
JPMorgan Chase & Co.	5.375%	1/15/14	100	107
JPMorgan Chase & Co.	5.125%	9/15/14	1,700	1,788
JPMorgan Chase & Co.	4.750%	3/1/15	775	813
JPMorgan Chase & Co.	5.150%	10/1/15	675	700
JPMorgan Chase & Co.	6.300%	4/23/19	1,500	1,648
JPMorgan Chase & Co.	6.400%	5/15/38	75	84
JPMorgan Chase Bank NA	5.875%	6/13/16	725	760
KeyBank NA	5.800%	7/1/14	150	147
KeyBank NA	4.950%	9/15/15	725	661
KeyBank NA	5.450%	3/3/16	300	268
KeyCorp	6.500%	5/14/13	50	52
M&I Marshall & Ilsley Bank	4.850%	6/16/15	375	283
Manufacturers & Traders Trust Co.	6.625%	12/4/17	600	619
MBNA Corp.	6.125%	3/1/13	500	527
MBNA Corp.	5.000%	6/15/15	400	404
Mellon Funding Corp.	5.000%	12/1/14	250	269
Merrill Lynch & Co. Inc.	5.770%	7/25/11	100	105
Merrill Lynch & Co. Inc.	6.050%	8/15/12	175	187
Merrill Lynch & Co. Inc.	5.450%	2/5/13	475	494
Merrill Lynch & Co. Inc.	6.150%	4/25/13	950	1,007
Merrill Lynch & Co. Inc.	5.000%	2/3/14	1,075	1,098
Merrill Lynch & Co. Inc.	5.450%	7/15/14	125	129
Merrill Lynch & Co. Inc.	5.000%	1/15/15	1,250	1,250
Merrill Lynch & Co. Inc.	6.050%	5/16/16	600	595
Merrill Lynch & Co. Inc.	5.700%	5/2/17	1,225	1,184
Merrill Lynch & Co. Inc.	6.400%	8/28/17	1,000	1,026
Merrill Lynch & Co. Inc.	6.875%	4/25/18	450	474
Merrill Lynch & Co. Inc.	6.220%	9/15/26	750	706
Merrill Lynch & Co. Inc.	6.110%	1/29/37	225	212
Merrill Lynch & Co. Inc.	7.750%	5/14/38	775	878

	Morgan Stanley	4.000%	1/15/10	1,475	1,488
	Morgan Stanley	5.050%	1/21/11	875	905
	Morgan Stanley	6.750%	4/15/11	550	585
	Morgan Stanley	5.625%	1/9/12	525	557
	Morgan Stanley	5.750%	8/31/12	100	107
	Morgan Stanley	4.750%	4/1/14	1,200	1,198
	Morgan Stanley	6.000%	5/13/14	1,050	1,120
	Morgan Stanley	6.000%	4/28/15	850	900
	Morgan Stanley	5.375%	10/15/15	650	667
	Morgan Stanley	5.750%	10/18/16	425	437
	Morgan Stanley	5.450%	1/9/17	975	969
	Morgan Stanley	5.550%	4/27/17	250	250
	Morgan Stanley	5.950%	12/28/17	700	718
	Morgan Stanley	6.625%	4/1/18	725	766
	Morgan Stanley	7.300%	5/13/19	375	412
	Morgan Stanley	5.625%	9/23/19	675	666
	Morgan Stanley	6.250%	8/9/26	1,050	1,095
	National City Corp.	4.900%	1/15/15	500	507
5	National City Preferred Capital Trust I	12.000%	12/31/49	500	563
7	Nationwide Building Society	5.500%	7/18/12	2,000	2,097
7	Northern Rock PLC	5.625%	6/22/17	2,500	2,296
	Northern Trust Co.	6.500%	8/15/18	75	86
	Northern Trust Corp.	5.500%	8/15/13	100	110
	Northern Trust Corp.	4.625%	5/1/14	125	135
	PNC Bank NA	4.875%	9/21/17	525	507
	PNC Bank NA	6.000%	12/7/17	350	362
	PNC Funding Corp.	5.250%	11/15/15	250	256
	Regions Financial Corp.	7.375%	12/10/37	75	57
	Regions Financial Corp.	6.375%	5/15/12	75	69
	Royal Bank of Scotland Group PLC	6.375%	2/1/11	325	325
7	Royal Bank of Scotland PLC	4.875%	8/25/14	700	710
	Southtrust Corp.	5.800%	6/15/14	300	315
	Sovereign Bank	5.125%	3/15/13	250	251
[5,7] Standard Chartered PLC		6.409%	12/31/49	300	237
	State Street Bank and Trust Co.	5.300%	1/15/16	300	309
	Sumitomo Mitsui Banking Corp./New York	8.000%	6/15/12	600	675
	SunTrust Bank/Atlanta GA	6.375%	4/1/11	200	208
	SunTrust Bank/Atlanta GA	5.200%	1/17/17	750	698
	SunTrust Bank/Atlanta GA	5.450%	12/1/17	100	94
	SunTrust Bank/Atlanta GA	7.250%	3/15/18	75	77
	SunTrust Capital VIII	6.100%	12/15/36	115	80
	Swiss Bank Corp./NY	7.000%	10/15/15	750	805
	UBS AG/Stamford Branch	5.875%	12/20/17	1,225	1,253
	UBS AG/Stamford Branch	5.750%	4/25/18	50	51
	UFJ Finance Aruba AEC	6.750%	7/15/13	500	534
	Union Bank NA	5.950%	5/11/16	450	439
	Union Planters Corp.	7.750%	3/1/11	1,000	978
	UnionBanCal Corp.	5.250%	12/16/13	150	146
	US Bancorp	4.200%	5/15/14	600	628
	US Bank NA/Cincinnati OH	6.375%	8/1/11	250	271
	US Bank NA/Cincinnati OH	6.300%	2/4/14	250	280
5	USB Capital IX	6.189%	4/15/49	300	227
	Wachovia Bank NA	4.800%	11/1/14	500	511
	Wachovia Bank NA	4.875%	2/1/15	1,030	1,062
	Wachovia Bank NA	5.850%	2/1/37	425	425
	Wachovia Bank NA	6.600%	1/15/38	350	384
5	Wachovia Capital Trust III	5.800%	3/15/11	825	561
	Wachovia Corp.	5.300%	10/15/11	175	185

Wachovia Corp.	5.500%	5/1/13	600	644
Wachovia Corp.	4.875%	2/15/14	345	355
Wachovia Corp.	5.250%	8/1/14	100	104
Wachovia Corp.	5.625%	10/15/16	500	514
Wachovia Corp.	5.750%	6/15/17	300	319
Wachovia Corp.	5.750%	2/1/18	100	106
Wachovia Corp.	7.500%	4/15/35	150	159
Wachovia Corp.	5.500%	8/1/35	200	185
Wachovia Corp.	6.550%	10/15/35	100	96
Wells Fargo & Co.	4.200%	1/15/10	1,265	1,278
Wells Fargo & Co.	4.875%	1/12/11	625	650
Wells Fargo & Co.	5.300%	8/26/11	575	609
Wells Fargo & Co.	5.250%	10/23/12	100	107
Wells Fargo & Co.	4.375%	1/31/13	275	285
Wells Fargo & Co.	4.950%	10/16/13	375	393
Wells Fargo & Co.	3.750%	10/1/14	700	698
Wells Fargo & Co.	5.625%	12/11/17	550	578
Wells Fargo Bank NA	4.750%	2/9/15	1,825	1,850
Wells Fargo Bank NA	5.750%	5/16/16	250	262
Wells Fargo Bank NA	5.950%	8/26/36	500	507
Wells Fargo Capital X	5.950%	12/15/36	425	363
5 Wells Fargo Capital XIII	7.700%	12/29/49	450	396
5 Wells Fargo Capital XV	9.750%	12/29/49	100	104
Westpac Banking Corp.	4.200%	2/27/15	750	763

Brokerage (0.0%)
Ameriprise Financial Inc.	5.350%	11/15/10	3	3
Ameriprise Financial Inc.	5.650%	11/15/15	525	537
BlackRock Inc.	6.250%	9/15/17	300	327
Charles Schwab Corp.	4.950%	6/1/14	625	668
Jefferies Group Inc.	8.500%	7/15/19	550	581
Jefferies Group Inc.	6.450%	6/8/27	475	400
Lazard Group LLC	6.850%	6/15/17	450	450

Finance Companies (0.4%)
Block Financial LLC	7.875%	1/15/13	125	138
GATX Corp.	4.750%	10/1/12	150	151
General Electric Capital Corp.	4.875%	10/21/10	375	390
General Electric Capital Corp.	5.200%	2/1/11	175	183
General Electric Capital Corp.	6.125%	2/22/11	610	647
General Electric Capital Corp.	5.500%	4/28/11	725	767
General Electric Capital Corp.	5.000%	11/15/11	350	370
General Electric Capital Corp.	5.875%	2/15/12	225	240
General Electric Capital Corp.	4.375%	3/3/12	1,075	1,112
General Electric Capital Corp.	5.000%	4/10/12	250	263
General Electric Capital Corp.	6.000%	6/15/12	925	994
General Electric Capital Corp.	3.500%	8/13/12	400	406
General Electric Capital Corp.	5.250%	10/19/12	3,525	3,730
General Electric Capital Corp.	5.450%	1/15/13	325	345
General Electric Capital Corp.	5.900%	5/13/14	725	781
General Electric Capital Corp.	5.500%	6/4/14	1,450	1,558
General Electric Capital Corp.	5.650%	6/9/14	150	160
General Electric Capital Corp.	5.400%	2/15/17	1,000	1,006
General Electric Capital Corp.	5.625%	9/15/17	325	333
5 General Electric Capital Corp.	6.375%	11/15/17	800	664
General Electric Capital Corp.	5.625%	5/1/18	1,000	998
General Electric Capital Corp.	6.750%	3/15/32	3,075	3,165
General Electric Capital Corp.	6.150%	8/7/37	400	380

General Electric Capital Corp.	5.875%	1/14/38	975	885
General Electric Capital Corp.	6.875%	1/10/39	1,275	1,320
5 HSBC Finance Capital Trust IX	5.911%	11/30/15	300	222
HSBC Finance Corp.	5.250%	1/14/11	1,045	1,078
HSBC Finance Corp.	5.700%	6/1/11	550	574
HSBC Finance Corp.	6.375%	10/15/11	375	397
HSBC Finance Corp.	5.900%	6/19/12	275	290
HSBC Finance Corp.	4.750%	7/15/13	125	128
HSBC Finance Corp.	5.250%	1/15/14	825	856
HSBC Finance Corp.	5.000%	6/30/15	1,275	1,284
International Lease Finance Corp.	5.125%	11/1/10	400	376
International Lease Finance Corp.	5.450%	3/24/11	400	370
International Lease Finance Corp.	5.300%	5/1/12	150	120
International Lease Finance Corp.	5.000%	9/15/12	2,175	1,740
SLM Corp.	5.400%	10/25/11	325	301
SLM Corp.	5.375%	1/15/13	350	292
SLM Corp.	5.000%	10/1/13	300	237
SLM Corp.	8.450%	6/15/18	800	637
SLM Corp.	5.625%	8/1/33	700	434

Insurance (0.4%)
ACE Capital Trust II	9.700%	4/1/30	75	75
ACE INA Holdings Inc.	5.600%	5/15/15	125	136
ACE INA Holdings Inc.	5.900%	6/15/19	550	603
AEGON Funding Co. LLC	5.750%	12/15/20	50	47
AEGON NV	4.750%	6/1/13	75	75
Aetna Inc.	7.875%	3/1/11	300	320
Aetna Inc.	5.750%	6/15/11	75	79
Aetna Inc.	6.500%	9/15/18	175	188
Aetna Inc.	6.625%	6/15/36	100	104
Aetna Inc.	6.750%	12/15/37	250	266
Allied World Assurance Co. Holdings Ltd.	7.500%	8/1/16	875	916
Allstate Corp.	7.200%	12/1/09	325	328
Allstate Corp.	6.125%	2/15/12	100	108
Allstate Corp.	5.000%	8/15/14	350	369
5 Allstate Corp.	6.125%	5/15/17	200	165
Allstate Corp.	6.125%	12/15/32	250	269
Allstate Corp.	5.550%	5/9/35	100	102
5 Allstate Corp.	6.500%	5/15/37	200	165
American Financial Group Inc./OH	9.875%	6/15/19	100	110
American International Group Inc.	4.700%	10/1/10	200	196
American International Group Inc.	5.375%	10/18/11	400	372
American International Group Inc.	4.950%	3/20/12	700	630
American International Group Inc.	4.250%	5/15/13	1,025	851
American International Group Inc.	5.600%	10/18/16	125	93
American International Group Inc.	6.250%	5/1/36	700	462
AON Corp.	8.205%	1/1/27	100	97
Arch Capital Group Ltd.	7.350%	5/1/34	375	365
Assurant Inc.	5.625%	2/15/14	200	201
Assurant Inc.	6.750%	2/15/34	400	341
AXA SA	8.600%	12/15/30	700	754
Axis Capital Holdings Ltd.	5.750%	12/1/14	275	282
Berkshire Hathaway Finance Corp.	4.200%	12/15/10	350	363
Berkshire Hathaway Finance Corp.	4.000%	4/15/12	350	368
Berkshire Hathaway Finance Corp.	5.000%	8/15/13	125	136
Berkshire Hathaway Finance Corp.	5.400%	5/15/18	500	538
5 Chubb Corp.	6.375%	4/15/17	250	224
Chubb Corp.	5.750%	5/15/18	175	192

Chubb Corp.	6.000%	5/11/37	375	399
Chubb Corp.	6.500%	5/15/38	125	146
CIGNA Corp.	6.150%	11/15/36	500	454
Cincinnati Financial Corp.	6.125%	11/1/34	325	270
CNA Financial Corp.	6.500%	8/15/16	475	448
Commerce Group Inc.	5.950%	12/9/13	175	165
Coventry Health Care Inc.	6.300%	8/15/14	375	369
Genworth Financial Inc.	4.950%	10/1/15	125	106
Genworth Financial Inc.	6.500%	6/15/34	425	323
Hartford Financial Services Group Inc.	5.500%	10/15/16	475	445
Hartford Financial Services Group Inc.	5.375%	3/15/17	150	139
Hartford Financial Services Group Inc.	6.000%	1/15/19	100	94
Hartford Financial Services Group Inc.	5.950%	10/15/36	25	20
Hartford Financial Services Group Inc.	6.100%	10/1/41	250	206
Humana Inc.	6.450%	6/1/16	275	273
Humana Inc.	8.150%	6/15/38	325	305
ING USA Global Funding Trust	4.500%	10/1/10	675	693
Lincoln National Corp.	8.750%	7/1/19	175	202
Lincoln National Corp.	6.150%	4/7/36	350	326
Loews Corp.	6.000%	2/1/35	200	191
Markel Corp.	7.125%	9/30/19	125	128
Marsh & McLennan Cos. Inc.	5.375%	7/15/14	350	362
Marsh & McLennan Cos. Inc.	9.250%	4/15/19	450	566
Marsh & McLennan Cos. Inc.	5.875%	8/1/33	100	94
MetLife Inc.	5.000%	6/15/15	1,000	1,050
MetLife Inc.	6.500%	12/15/32	75	84
MetLife Inc.	6.375%	6/15/34	375	419
MetLife Inc.	5.700%	6/15/35	125	129
MetLife Inc.	6.400%	12/15/36	400	336
7 Metropolitan Life Global Funding I	2.875%	9/17/12	75	75
7 Metropolitan Life Global Funding I	5.125%	6/10/14	450	472
OneBeacon US Holdings Inc.	5.875%	5/15/13	150	143
Principal Financial Group Inc.	7.875%	5/15/14	225	248
Principal Financial Group Inc.	6.050%	10/15/36	250	231
Principal Life Income Funding Trusts	5.300%	12/14/12	100	106
Principal Life Income Funding Trusts	5.100%	4/15/14	475	489
5 Progressive Corp.	6.700%	6/15/17	425	364
Progressive Corp.	6.625%	3/1/29	150	160
Prudential Financial Inc.	3.625%	9/17/12	500	502
Prudential Financial Inc.	5.150%	1/15/13	75	78
Prudential Financial Inc.	4.750%	4/1/14	425	426
Prudential Financial Inc.	5.100%	9/20/14	550	554
Prudential Financial Inc.	6.200%	1/15/15	100	106
Prudential Financial Inc.	5.500%	3/15/16	50	50
Prudential Financial Inc.	6.100%	6/15/17	100	102
Prudential Financial Inc.	7.375%	6/15/19	250	279
Prudential Financial Inc.	5.750%	7/15/33	200	189
Prudential Financial Inc.	5.400%	6/13/35	150	128
Prudential Financial Inc.	5.900%	3/17/36	325	295
Prudential Financial Inc.	5.700%	12/14/36	550	504
Swiss Re Solutions Holding Corp.	6.450%	3/1/19	500	479
Swiss Re Solutions Holding Corp.	7.000%	2/15/26	175	162
Swiss Re Solutions Holding Corp.	7.750%	6/15/30	300	294
Torchmark Corp.	6.375%	6/15/16	425	438
Travelers Cos. Inc.	5.500%	12/1/15	600	631
Travelers Cos. Inc.	6.250%	6/20/16	100	112
5 Travelers Cos. Inc.	6.250%	3/15/17	250	219
Travelers Cos. Inc.	5.800%	5/15/18	775	852

UnitedHealth Group Inc.	5.000%	8/15/14	650	678
UnitedHealth Group Inc.	4.875%	3/15/15	250	259
UnitedHealth Group Inc.	6.000%	6/15/17	875	918
UnitedHealth Group Inc.	6.000%	11/15/17	100	105
UnitedHealth Group Inc.	6.000%	2/15/18	425	447
UnitedHealth Group Inc.	6.500%	6/15/37	200	209
UnitedHealth Group Inc.	6.625%	11/15/37	325	351
UnitedHealth Group Inc.	6.875%	2/15/38	250	274
Unum Group	7.125%	9/30/16	175	177
WellPoint Health Networks Inc.	6.375%	1/15/12	200	215
WellPoint Inc.	6.800%	8/1/12	550	600
WellPoint Inc.	6.000%	2/15/14	525	567
WellPoint Inc.	5.250%	1/15/16	125	127
WellPoint Inc.	5.850%	1/15/36	150	149
Willis North America Inc.	6.200%	3/28/17	300	295
Willis North America Inc.	7.000%	9/29/19	100	102
XL Capital Ltd.	6.375%	11/15/24	100	90
XL Capital Ltd.	6.250%	5/15/27	500	442
5 XL Capital Ltd.	6.500%	12/15/49	400	288

Other Finance (0.0%)
CME Group Inc.	5.400%	8/1/13	550	592
CME Group Inc.	5.750%	2/15/14	200	220
Orix Corp.	5.480%	11/22/11	350	340
XTRA Finance Corp.	5.150%	4/1/17	575	596

Real Estate Investment Trusts (0.1%)
AMB Property LP	6.300%	6/1/13	150	147
AvalonBay Communities Inc.	5.500%	1/15/12	225	231
AvalonBay Communities Inc.	5.750%	9/15/16	100	102
Boston Properties LP	6.250%	1/15/13	500	525
Brandywine Operating Partnership LP	5.400%	11/1/14	225	211
Brandywine Operating Partnership LP	7.500%	5/15/15	125	126
Camden Property Trust	5.700%	5/15/17	325	309
Duke Realty LP	6.250%	5/15/13	350	350
Duke Realty LP	7.375%	2/15/15	50	52
Duke Realty LP	5.950%	2/15/17	200	181
Duke Realty LP	8.250%	8/15/19	125	131
ERP Operating LP	6.625%	3/15/12	400	429
ERP Operating LP	5.250%	9/15/14	350	361
ERP Operating LP	5.375%	8/1/16	275	268
HCP Inc.	6.450%	6/25/12	525	544
HCP Inc.	6.300%	9/15/16	300	291
HCP Inc.	5.625%	5/1/17	25	23
HCP Inc.	6.700%	1/30/18	200	196
Health Care REIT Inc.	6.200%	6/1/16	325	312
Hospitality Properties Trust	5.125%	2/15/15	500	446
HRPT Properties Trust	6.250%	8/15/16	700	638
Kimco Realty Corp.	5.783%	3/15/16	125	121
Kimco Realty Corp.	6.875%	10/1/19	50	51
Liberty Property LP	5.500%	12/15/16	100	90
Mack-Cali Realty Corp.	7.750%	8/15/19	100	103
National Retail Properties Inc.	6.875%	10/15/17	25	24
Nationwide Health Properties Inc.	6.250%	2/1/13	375	378
ProLogis	5.625%	11/15/15	350	319
ProLogis	5.750%	4/1/16	400	357
Realty Income Corp.	6.750%	8/15/19	525	506
Regency Centers LP	6.750%	1/15/12	150	153

Regency Centers LP	5.250%	8/1/15	75	70
Simon Property Group LP	4.875%	8/15/10	125	128
Simon Property Group LP	5.000%	3/1/12	175	180
Simon Property Group LP	5.300%	5/30/13	350	357
Simon Property Group LP	6.750%	5/15/14	425	455
Simon Property Group LP	5.750%	12/1/15	325	333
Simon Property Group LP	5.250%	12/1/16	200	197
Simon Property Group LP	5.875%	3/1/17	650	660
Simon Property Group LP	6.125%	5/30/18	325	332
Tanger Properties LP	6.150%	11/15/15	400	377
				235,400
Industrial (4.0%)
Basic Industry (0.4%)
Airgas Inc.	4.500%	9/15/14	100	101
Alcoa Inc.	5.720%	2/23/19	405	366
Alcoa Inc.	5.900%	2/1/27	175	144
Alcoa Inc.	6.750%	1/15/28	500	445
Allegheny Technologies Inc.	9.375%	6/1/19	450	509
ArcelorMittal	5.375%	6/1/13	925	955
ArcelorMittal	9.000%	2/15/15	50	57
ArcelorMittal	6.125%	6/1/18	425	418
ArcelorMittal	9.850%	6/1/19	25	29
Barrick Gold Corp.	6.950%	4/1/19	600	702
Barrick Gold Finance Co.	4.875%	11/15/14	825	877
Barrick North America Finance LLC	6.800%	9/15/18	25	29
Barrick North America Finance LLC	7.500%	9/15/38	25	32
BHP Billiton Finance USA Ltd.	8.500%	12/1/12	500	596
BHP Billiton Finance USA Ltd.	5.500%	4/1/14	275	303
BHP Billiton Finance USA Ltd.	5.400%	3/29/17	350	381
BHP Billiton Finance USA Ltd.	6.500%	4/1/19	550	634
Celulosa Arauco y Constitucion SA	5.625%	4/20/15	775	798
Commercial Metals Co.	6.500%	7/15/17	175	175
Cytec Industries Inc.	8.950%	7/1/17	75	81
Dow Chemical Co.	6.125%	2/1/11	625	654
Dow Chemical Co.	4.850%	8/15/12	125	131
Dow Chemical Co.	6.000%	10/1/12	50	53
Dow Chemical Co.	7.600%	5/15/14	650	713
Dow Chemical Co.	5.900%	2/15/15	75	77
Dow Chemical Co.	5.700%	5/15/18	100	98
Dow Chemical Co.	8.550%	5/15/19	950	1,062
Dow Chemical Co.	7.375%	11/1/29	100	103
Dow Chemical Co.	9.400%	5/15/39	100	123
Eastman Chemical Co.	7.250%	1/15/24	550	591
EI Du Pont de Nemours & Co.	4.750%	11/15/12	125	134
EI Du Pont de Nemours & Co.	5.875%	1/15/14	1,025	1,133
EI Du Pont de Nemours & Co.	6.000%	7/15/18	275	313
EI Du Pont de Nemours & Co.	6.500%	1/15/28	500	556
Freeport-McMoRan Copper & Gold Inc.	8.250%	4/1/15	700	744
Freeport-McMoRan Copper & Gold Inc.	8.375%	4/1/17	875	930
International Paper Co.	5.300%	4/1/15	525	532
International Paper Co.	9.375%	5/15/19	1,100	1,282
Lubrizol Corp.	5.500%	10/1/14	525	560
Lubrizol Corp.	6.500%	10/1/34	450	471
Monsanto Co.	7.375%	8/15/12	350	404
Newmont Mining Corp.	5.875%	4/1/35	325	316
Newmont Mining Corp.	6.250%	10/1/39	100	99
Nucor Corp.	5.750%	12/1/17	100	110

Nucor Corp.	5.850%	6/1/18	400	444
Nucor Corp.	6.400%	12/1/37	250	288
Placer Dome Inc.	6.450%	10/15/35	375	395
Plum Creek Timberlands LP	5.875%	11/15/15	400	412
Potash Corp. of Saskatchewan Inc.	7.750%	5/31/11	400	437
Potash Corp. of Saskatchewan Inc.	4.875%	3/30/20	625	624
PPG Industries Inc.	6.650%	3/15/18	600	654
Praxair Inc.	4.375%	3/31/14	450	482
Praxair Inc.	5.250%	11/15/14	150	167
Praxair Inc.	5.200%	3/15/17	25	27
Praxair Inc.	4.500%	8/15/19	175	180
Rio Tinto Alcan Inc.	4.875%	9/15/12	325	336
Rio Tinto Alcan Inc.	4.500%	5/15/13	125	127
Rio Tinto Alcan Inc.	5.000%	6/1/15	250	255
Rio Tinto Alcan Inc.	6.125%	12/15/33	325	328
Rio Tinto Alcan Inc.	5.750%	6/1/35	250	239
Rio Tinto Finance USA Ltd.	5.875%	7/15/13	400	429
Rio Tinto Finance USA Ltd.	8.950%	5/1/14	750	881
Rio Tinto Finance USA Ltd.	6.500%	7/15/18	400	433
Rio Tinto Finance USA Ltd.	9.000%	5/1/19	575	706
Rio Tinto Finance USA Ltd.	7.125%	7/15/28	225	247
Southern Copper Corp.	7.500%	7/27/35	250	254
Vale Inco Ltd.	5.700%	10/15/15	450	467
Vale Inco Ltd.	7.200%	9/15/32	100	105
Vale Overseas Ltd.	6.250%	1/11/16	100	107
Vale Overseas Ltd.	6.250%	1/23/17	350	376
Vale Overseas Ltd.	8.250%	1/17/34	375	444
Vale Overseas Ltd.	6.875%	11/21/36	375	385
Valspar Corp.	7.250%	6/15/19	50	54
WMC Finance USA Ltd.	5.125%	5/15/13	400	429
Xstrata Canada Corp.	7.350%	6/5/12	375	404
Xstrata Canada Corp.	7.250%	7/15/12	250	270
Xstrata Canada Corp.	5.500%	6/15/17	250	239

Capital Goods (0.4%)
3M Co.	5.125%	11/6/09	150	151
3M Co.	6.375%	2/15/28	450	524
Allied Waste North America Inc.	7.125%	5/15/16	1,050	1,109
Bemis Co. Inc.	4.875%	4/1/12	700	725
Black & Decker Corp.	5.750%	11/15/16	75	75
Boeing Capital Corp.	6.100%	3/1/11	250	266
Boeing Capital Corp.	6.500%	2/15/12	200	220
Boeing Capital Corp.	5.800%	1/15/13	925	1,013
Boeing Co.	3.500%	2/15/15	450	459
Boeing Co.	6.000%	3/15/19	150	168
Boeing Co.	4.875%	2/15/20	150	156
Boeing Co.	5.875%	2/15/40	150	160
Caterpillar Financial Services Corp.	4.300%	6/1/10	1,980	2,022
Caterpillar Financial Services Corp.	6.125%	2/17/14	325	359
Caterpillar Financial Services Corp.	4.750%	2/17/15	175	181
Caterpillar Financial Services Corp.	4.625%	6/1/15	400	412
Caterpillar Financial Services Corp.	7.150%	2/15/19	925	1,083
Caterpillar Inc.	7.375%	3/1/97	400	450
Cooper US Inc.	5.250%	11/15/12	425	460
CRH America Inc.	5.625%	9/30/11	400	418
CRH America Inc.	6.950%	3/15/12	150	160
CRH America Inc.	5.300%	10/15/13	100	103
CRH America Inc.	6.000%	9/30/16	750	769

	Deere & Co.	6.950%	4/25/14	825	965
	Deere & Co.	7.125%	3/3/31	300	358
	Eaton Corp.	5.600%	5/15/18	125	130
	Embraer Overseas Ltd.	6.375%	1/24/17	100	100
	Emerson Electric Co.	4.625%	10/15/12	1,075	1,165
	Emerson Electric Co.	4.875%	10/15/19	125	132
	General Dynamics Corp.	4.250%	5/15/13	650	692
	General Electric Co.	5.000%	2/1/13	2,000	2,118
	General Electric Co.	5.250%	12/6/17	650	669
	Goodrich Corp.	6.125%	3/1/19	525	573
	Harsco Corp.	5.750%	5/15/18	350	363
	Honeywell International Inc.	6.125%	11/1/11	200	219
	Honeywell International Inc.	4.250%	3/1/13	175	184
	Honeywell International Inc.	5.300%	3/15/17	275	295
	Honeywell International Inc.	5.300%	3/1/18	150	161
	Illinois Tool Works Inc.	5.150%	4/1/14	325	352
	Illinois Tool Works Inc.	6.250%	4/1/19	450	514
	Ingersoll-Rand Global Holding Co. Ltd.	6.000%	8/15/13	225	242
	Ingersoll-Rand Global Holding Co. Ltd.	9.500%	4/15/14	650	770
	Ingersoll-Rand Global Holding Co. Ltd.	6.875%	8/15/18	225	240
	John Deere Capital Corp.	5.250%	10/1/12	375	405
	John Deere Capital Corp.	4.950%	12/17/12	50	54
	John Deere Capital Corp.	4.900%	9/9/13	525	561
	Joy Global Inc.	6.000%	11/15/16	250	251
7	L-3 Communications Corp.	5.200%	10/15/19	200	200
	Lafarge SA	6.150%	7/15/11	50	52
	Lafarge SA	7.125%	7/15/36	525	485
	Lockheed Martin Corp.	7.650%	5/1/16	250	301
	Lockheed Martin Corp.	7.750%	5/1/26	250	322
	Lockheed Martin Corp.	6.150%	9/1/36	450	512
	Martin Marietta Materials Inc.	6.600%	4/15/18	400	416
	Parker Hannifin Corp.	5.500%	5/15/18	125	132
	Parker Hannifin Corp.	6.250%	5/15/38	75	83
	Raytheon Co.	4.850%	1/15/11	325	339
	Raytheon Co.	5.500%	11/15/12	75	82
	Raytheon Co.	7.200%	8/15/27	75	93
	Republic Services Inc.	6.750%	8/15/11	275	290
	Rockwell Automation Inc./DE	5.650%	12/1/17	25	27
	Rockwell Automation Inc./DE	6.700%	1/15/28	200	221
	Rockwell Automation Inc./DE	6.250%	12/1/37	325	357
	Rockwell Collins Inc.	5.250%	7/15/19	50	54
	Roper Industries Inc.	6.250%	9/1/19	650	676
[5,7] Systems 2001 AT LLC		7.156%	12/15/11	187	195
	Textron Inc.	6.500%	6/1/12	450	460
	Tyco International Finance SA	6.375%	10/15/11	675	727
	Tyco International Finance SA	8.500%	1/15/19	175	213
	Tyco International Ltd. / Tyco International
	Finance SA	7.000%	12/15/19	400	435
	United Technologies Corp.	6.350%	3/1/11	325	348
	United Technologies Corp.	8.875%	11/15/19	575	771
	United Technologies Corp.	7.500%	9/15/29	100	127
	United Technologies Corp.	5.400%	5/1/35	400	413
	Vulcan Materials Co.	6.300%	6/15/13	175	188
	Vulcan Materials Co.	7.000%	6/15/18	325	349
	Waste Management Inc./Old	7.100%	8/1/26	325	356

	Communication (0.9%)
	America Movil SAB de CV	6.375%	3/1/35	200	208

America Movil SAB de CV	6.125%	11/15/37	300	302
AT&T Corp.	7.300%	11/15/11	300	334
AT&T Corp.	8.000%	11/15/31	695	856
AT&T Inc.	5.300%	11/15/10	450	471
AT&T Inc.	6.250%	3/15/11	750	800
AT&T Inc.	5.875%	2/1/12	345	376
AT&T Inc.	5.875%	8/15/12	155	171
AT&T Inc.	4.850%	2/15/14	450	478
AT&T Inc.	5.100%	9/15/14	1,575	1,700
AT&T Inc.	5.625%	6/15/16	600	650
AT&T Inc.	5.500%	2/1/18	1,000	1,042
AT&T Inc.	5.800%	2/15/19	75	80
AT&T Inc.	6.450%	6/15/34	1,000	1,067
AT&T Inc.	6.300%	1/15/38	50	53
AT&T Inc.	6.400%	5/15/38	675	720
AT&T Inc.	6.550%	2/15/39	375	409
AT&T Mobility LLC	6.500%	12/15/11	350	386
AT&T Mobility LLC	7.125%	12/15/31	1,000	1,186
BellSouth Capital Funding Corp.	7.875%	2/15/30	150	181
BellSouth Corp.	5.200%	12/15/16	250	265
BellSouth Corp.	6.875%	10/15/31	325	356
BellSouth Corp.	6.550%	6/15/34	700	759
BellSouth Corp.	6.000%	11/15/34	290	293
BellSouth Telecommunications Inc.	6.375%	6/1/28	1,565	1,658
British Telecommunications PLC	9.125%	12/15/10	375	403
British Telecommunications PLC	9.625%	12/15/30	1,125	1,431
CBS Corp.	5.625%	8/15/12	615	640
CBS Corp.	7.875%	7/30/30	400	380
CBS Corp.	5.500%	5/15/33	200	158
7 Cellco Partnership / Verizon Wireless Capital
LLC	3.750%	5/20/11	550	568
7 Cellco Partnership / Verizon Wireless Capital
LLC	5.250%	2/1/12	450	482
7 Cellco Partnership / Verizon Wireless Capital
LLC	7.375%	11/15/13	1,375	1,584
7 Cellco Partnership / Verizon Wireless Capital
LLC	5.550%	2/1/14	525	567
7 Cellco Partnership / Verizon Wireless Capital
LLC	8.500%	11/15/18	525	651
CenturyTel Inc.	5.000%	2/15/15	150	151
CenturyTel Inc.	6.875%	1/15/28	150	143
CenturyTel Inc.	7.600%	9/15/39	250	247
Comcast Cable Communications Holdings
Inc.	9.455%	11/15/22	1,108	1,422
Comcast Cable Communications LLC	8.875%	5/1/17	850	1,049
Comcast Corp.	5.500%	3/15/11	800	842
Comcast Corp.	6.500%	1/15/15	700	777
Comcast Corp.	5.900%	3/15/16	650	698
Comcast Corp.	5.700%	7/1/19	750	790
Comcast Corp.	6.500%	11/15/35	300	318
Comcast Corp.	6.450%	3/15/37	100	105
Comcast Corp.	6.950%	8/15/37	250	280
Comcast Corp.	6.400%	5/15/38	600	629
Comcast Corp.	6.550%	7/1/39	725	775
COX Communications Inc.	4.625%	6/1/13	200	208
COX Communications Inc.	5.500%	10/1/15	600	634
Deutsche Telekom International Finance BV	4.875%	7/8/14	25	26
Deutsche Telekom International Finance BV	5.750%	3/23/16	425	451

Deutsche Telekom International Finance BV	6.000%	7/8/19	25	27
Deutsche Telekom International Finance BV	8.750%	6/15/30	1,700	2,204
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	8.375%	3/15/13	575	591
7 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	4.750%	10/1/14	200	201
DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	7.625%	5/15/16	100	107
7 DirecTV Holdings LLC / DirecTV Financing
Co. Inc.	5.875%	10/1/19	250	250
Embarq Corp.	7.082%	6/1/16	875	956
Embarq Corp.	7.995%	6/1/36	200	209
France Telecom SA	7.750%	3/1/11	700	758
France Telecom SA	4.375%	7/8/14	525	551
France Telecom SA	5.375%	7/8/19	525	558
France Telecom SA	8.500%	3/1/31	575	787
Grupo Televisa SA	6.625%	3/18/25	450	452
GTE Corp.	6.940%	4/15/28	325	351
McGraw-Hill Cos. Inc.	6.550%	11/15/37	350	346
New Cingular Wireless Services Inc.	7.875%	3/1/11	650	706
New Cingular Wireless Services Inc.	8.125%	5/1/12	600	685
News America Holdings Inc.	8.150%	10/17/36	385	454
News America Inc.	6.200%	12/15/34	725	716
News America Inc.	6.400%	12/15/35	1,300	1,309
7 News America Inc.	6.900%	8/15/39	50	55
Omnicom Group Inc.	5.900%	4/15/16	50	52
Pacific Bell Telephone Co.	7.125%	3/15/26	200	226
Qwest Corp.	7.875%	9/1/11	450	463
Qwest Corp.	8.875%	3/15/12	425	445
Qwest Corp.	6.500%	6/1/17	275	257
Qwest Corp.	7.500%	6/15/23	350	315
Qwest Corp.	6.875%	9/15/33	375	306
Reed Elsevier Capital Inc.	4.625%	6/15/12	100	103
Reed Elsevier Capital Inc.	7.750%	1/15/14	175	199
Reed Elsevier Capital Inc.	8.625%	1/15/19	200	244
Rogers Communications Inc.	6.375%	3/1/14	1,000	1,105
Rogers Communications Inc.	5.500%	3/15/14	250	267
Rogers Communications Inc.	6.800%	8/15/18	450	505
RR Donnelley & Sons Co.	4.950%	4/1/14	100	96
RR Donnelley & Sons Co.	5.500%	5/15/15	150	143
RR Donnelley & Sons Co.	8.600%	8/15/16	400	426
Telecom Italia Capital SA	4.875%	10/1/10	400	411
Telecom Italia Capital SA	6.200%	7/18/11	550	584
Telecom Italia Capital SA	5.250%	11/15/13	325	342
Telecom Italia Capital SA	4.950%	9/30/14	1,000	1,038
Telecom Italia Capital SA	5.250%	10/1/15	1,300	1,341
Telecom Italia Capital SA	7.175%	6/18/19	50	56
Telecom Italia Capital SA	6.375%	11/15/33	205	213
Telecom Italia Capital SA	7.200%	7/18/36	475	540
Telefonica Emisiones SAU	5.984%	6/20/11	250	266
Telefonica Emisiones SAU	4.949%	1/15/15	625	660
Telefonica Emisiones SAU	6.421%	6/20/16	475	529
Telefonica Emisiones SAU	5.877%	7/15/19	300	323
Telefonica Europe BV	8.250%	9/15/30	750	977
Telefonos de Mexico SAB de CV	5.500%	1/27/15	850	882
Telus Corp.	8.000%	6/1/11	275	299
Thomson Reuters Corp.	5.950%	7/15/13	75	82
Thomson Reuters Corp.	5.700%	10/1/14	850	935

Thomson Reuters Corp.	6.500%	7/15/18	50	57
Thomson Reuters Corp.	4.700%	10/15/19	125	125
Thomson Reuters Corp.	5.500%	8/15/35	50	49
Time Warner Cable Inc.	5.400%	7/2/12	400	427
Time Warner Cable Inc.	6.200%	7/1/13	300	327
Time Warner Cable Inc.	7.500%	4/1/14	650	747
Time Warner Cable Inc.	5.850%	5/1/17	500	526
Time Warner Cable Inc.	6.750%	7/1/18	900	993
Time Warner Cable Inc.	8.250%	4/1/19	200	241
Time Warner Cable Inc.	6.550%	5/1/37	350	373
Time Warner Cable Inc.	6.750%	6/15/39	875	947
Time Warner Entertainment Co. LP	10.150%	5/1/12	200	233
Time Warner Entertainment Co. LP	8.375%	3/15/23	800	969
Time Warner Entertainment Co. LP	8.375%	7/15/33	100	121
United States Cellular Corp.	6.700%	12/15/33	350	363
Verizon Communications Inc.	5.350%	2/15/11	50	53
Verizon Communications Inc.	5.550%	2/15/16	500	540
Verizon Communications Inc.	5.500%	2/15/18	500	522
Verizon Communications Inc.	8.750%	11/1/18	275	345
Verizon Communications Inc.	6.350%	4/1/19	625	690
Verizon Communications Inc.	5.850%	9/15/35	500	507
Verizon Communications Inc.	8.950%	3/1/39	1,250	1,713
Verizon Communications Inc.	7.350%	4/1/39	750	898
Verizon Global Funding Corp.	6.875%	6/15/12	2,000	2,225
Verizon Global Funding Corp.	7.750%	12/1/30	425	508
Verizon Maryland Inc.	6.125%	3/1/12	500	537
Verizon New England Inc.	6.500%	9/15/11	300	323
Verizon New England Inc.	7.875%	11/15/29	250	276
Verizon New York Inc.	6.875%	4/1/12	300	330
Verizon Virginia Inc.	4.625%	3/15/13	450	467
Vodafone Group PLC	5.350%	2/27/12	200	214
Vodafone Group PLC	5.000%	12/16/13	600	642
Vodafone Group PLC	5.750%	3/15/16	300	322
Vodafone Group PLC	5.625%	2/27/17	550	583
Vodafone Group PLC	4.625%	7/15/18	125	123
Vodafone Group PLC	5.450%	6/10/19	275	286
Vodafone Group PLC	7.875%	2/15/30	425	527
Vodafone Group PLC	6.250%	11/30/32	350	368
Vodafone Group PLC	6.150%	2/27/37	75	80
Washington Post Co.	7.250%	2/1/19	150	165
WPP Finance UK	5.875%	6/15/14	425	437

Consumer Cyclical (0.4%)
Best Buy Co. Inc.	6.750%	7/15/13	125	134
Costco Wholesale Corp.	5.500%	3/15/17	475	520
CVS Caremark Corp.	5.750%	8/15/11	75	80
5 CVS Caremark Corp.	6.302%	6/1/12	425	361
CVS Caremark Corp.	4.875%	9/15/14	275	292
CVS Caremark Corp.	5.750%	6/1/17	175	187
CVS Caremark Corp.	6.600%	3/15/19	1,175	1,319
CVS Caremark Corp.	6.250%	6/1/27	125	131
Daimler Finance North America LLC	5.875%	3/15/11	350	363
Daimler Finance North America LLC	7.300%	1/15/12	1,175	1,266
Daimler Finance North America LLC	6.500%	11/15/13	875	940
Daimler Finance North America LLC	8.500%	1/18/31	450	534
Darden Restaurants Inc.	5.625%	10/15/12	225	237
Darden Restaurants Inc.	6.200%	10/15/17	150	158
Darden Restaurants Inc.	6.800%	10/15/37	275	288

Historic TW Inc.	9.150%	2/1/23	1,475	1,857
Historic TW Inc.	6.625%	5/15/29	200	208
Home Depot Inc.	5.250%	12/16/13	375	400
Home Depot Inc.	5.400%	3/1/16	1,100	1,151
Johnson Controls Inc.	5.250%	1/15/11	300	309
Johnson Controls Inc.	6.000%	1/15/36	125	119
Kohl's Corp.	6.250%	12/15/17	200	217
Kohl's Corp.	6.000%	1/15/33	225	225
Kohl's Corp.	6.875%	12/15/37	100	112
Lowe's Cos. Inc.	5.000%	10/15/15	75	81
Lowe's Cos. Inc.	6.100%	9/15/17	200	227
Lowe's Cos. Inc.	6.875%	2/15/28	367	427
Lowe's Cos. Inc.	5.800%	10/15/36	475	495
Marriott International Inc./DE	4.625%	6/15/12	400	402
Marriott International Inc./DE	5.625%	2/15/13	200	204
Marriott International Inc./DE	6.200%	6/15/16	150	149
Marriott International Inc./DE	6.375%	6/15/17	50	50
McDonald's Corp.	5.300%	3/15/17	400	435
McDonald's Corp.	5.800%	10/15/17	300	338
McDonald's Corp.	5.350%	3/1/18	350	383
McDonald's Corp.	6.300%	10/15/37	200	233
McDonald's Corp.	6.300%	3/1/38	300	350
McDonald's Corp.	5.700%	2/1/39	25	27
Nordstrom Inc.	6.950%	3/15/28	200	206
Nordstrom Inc.	7.000%	1/15/38	150	160
Paccar Inc.	6.875%	2/15/14	200	226
Staples Inc.	7.750%	4/1/11	100	108
Staples Inc.	9.750%	1/15/14	1,025	1,230
Target Corp.	6.350%	1/15/11	650	692
Target Corp.	5.125%	1/15/13	675	727
Target Corp.	4.000%	6/15/13	525	547
Target Corp.	5.375%	5/1/17	200	216
Target Corp.	7.000%	7/15/31	175	197
Target Corp.	6.350%	11/1/32	450	487
Time Warner Inc.	6.750%	4/15/11	875	935
Time Warner Inc.	6.875%	5/1/12	100	110
Time Warner Inc.	7.625%	4/15/31	460	514
Time Warner Inc.	7.700%	5/1/32	290	327
TJX Cos. Inc.	6.950%	4/15/19	175	206
Toll Brothers Finance Corp.	5.150%	5/15/15	400	390
Toyota Motor Credit Corp.	4.350%	12/15/10	325	337
Toyota Motor Credit Corp.	5.450%	5/18/11	600	635
VF Corp.	5.950%	11/1/17	250	268
VF Corp.	6.450%	11/1/37	150	166
Viacom Inc.	4.375%	9/15/14	350	356
Viacom Inc.	6.250%	4/30/16	275	296
Wal-Mart Stores Inc.	4.550%	5/1/13	2,275	2,453
Wal-Mart Stores Inc.	7.250%	6/1/13	150	176
Wal-Mart Stores Inc.	3.200%	5/15/14	550	564
Wal-Mart Stores Inc.	4.500%	7/1/15	450	482
Wal-Mart Stores Inc.	5.375%	4/5/17	200	219
Wal-Mart Stores Inc.	5.800%	2/15/18	200	223
Wal-Mart Stores Inc.	5.875%	4/5/27	950	1,029
Wal-Mart Stores Inc.	5.250%	9/1/35	175	176
Wal-Mart Stores Inc.	6.500%	8/15/37	550	646
Walgreen Co.	5.250%	1/15/19	875	944
Walt Disney Co.	5.700%	7/15/11	1,150	1,239
Walt Disney Co.	6.375%	3/1/12	150	166

Walt Disney Co.	4.500%	12/15/13	125	134
Walt Disney Co.	5.625%	9/15/16	50	55
Walt Disney Co.	7.000%	3/1/32	400	477
Western Union Co.	6.500%	2/26/14	300	336
Western Union Co.	5.930%	10/1/16	400	436
Western Union Co.	6.200%	11/17/36	325	318
Yum! Brands Inc.	7.700%	7/1/12	250	278
Yum! Brands Inc.	6.875%	11/15/37	750	827

Consumer Noncyclical (0.9%)
Abbott Laboratories	3.750%	3/15/11	500	519
Abbott Laboratories	4.350%	3/15/14	250	266
Abbott Laboratories	5.875%	5/15/16	1,350	1,508
Abbott Laboratories	5.600%	11/30/17	475	523
Abbott Laboratories	6.000%	4/1/39	325	371
Allergan Inc./United States	5.750%	4/1/16	125	134
Altria Group Inc.	8.500%	11/10/13	1,325	1,540
Altria Group Inc.	9.700%	11/10/18	1,200	1,493
Altria Group Inc.	9.950%	11/10/38	275	375
Altria Group Inc.	10.200%	2/6/39	675	937
AmerisourceBergen Corp.	5.875%	9/15/15	675	730
Amgen Inc.	4.850%	11/18/14	500	539
Amgen Inc.	5.850%	6/1/17	775	855
Amgen Inc.	5.700%	2/1/19	200	220
Amgen Inc.	6.375%	6/1/37	400	459
Amgen Inc.	6.400%	2/1/39	700	808
Anheuser-Busch Cos. Inc.	6.000%	4/15/11	250	264
Anheuser-Busch Cos. Inc.	5.500%	1/15/18	250	262
Anheuser-Busch Cos. Inc.	6.800%	8/20/32	900	1,029
Archer-Daniels-Midland Co.	5.935%	10/1/32	350	373
Archer-Daniels-Midland Co.	5.375%	9/15/35	1,125	1,117
AstraZeneca PLC	5.400%	9/15/12	750	822
AstraZeneca PLC	5.400%	6/1/14	875	966
AstraZeneca PLC	6.450%	9/15/37	1,175	1,381
Baxter FinCo BV	4.750%	10/15/10	500	518
Baxter International Inc.	4.625%	3/15/15	250	268
Baxter International Inc.	5.900%	9/1/16	150	169
Baxter International Inc.	6.250%	12/1/37	100	114
Becton Dickinson and Co.	5.000%	5/15/19	50	53
Biogen Idec Inc.	6.000%	3/1/13	600	638
Bottling Group LLC	4.625%	11/15/12	300	323
Bottling Group LLC	5.000%	11/15/13	100	109
Bottling Group LLC	6.950%	3/15/14	500	582
Bottling Group LLC	5.500%	4/1/16	1,275	1,392
Bristol-Myers Squibb Co.	5.450%	5/1/18	300	326
Bristol-Myers Squibb Co.	5.875%	11/15/36	725	804
Bunge Ltd. Finance Corp.	8.500%	6/15/19	175	204
Campbell Soup Co.	6.750%	2/15/11	100	107
Cardinal Health Inc.	4.000%	6/15/15	100	98
7 CareFusion Corp.	4.125%	8/1/12	50	51
7 CareFusion Corp.	5.125%	8/1/14	100	104
7 CareFusion Corp.	6.375%	8/1/19	75	81
Cia de Bebidas das Americas	10.500%	12/15/11	280	328
Cia de Bebidas das Americas	8.750%	9/15/13	25	29
Clorox Co.	4.200%	1/15/10	125	126
Coca-Cola Co.	5.350%	11/15/17	225	245
Coca-Cola Co.	4.875%	3/15/19	900	951
Coca-Cola Enterprises Inc.	7.375%	3/3/14	300	352

Coca-Cola Enterprises Inc.	4.250%	3/1/15	300	316
Coca-Cola Enterprises Inc.	4.500%	8/15/19	150	155
Coca-Cola Enterprises Inc.	8.500%	2/1/22	125	169
Coca-Cola Enterprises Inc.	6.950%	11/15/26	500	605
Coca-Cola Enterprises Inc.	6.750%	9/15/28	250	300
ConAgra Foods Inc.	5.875%	4/15/14	275	304
ConAgra Foods Inc.	7.125%	10/1/26	50	57
ConAgra Foods Inc.	7.000%	10/1/28	100	113
Covidien International Finance SA	6.550%	10/15/37	525	622
CR Bard Inc.	6.700%	12/1/26	450	502
Delhaize Group SA	5.875%	2/1/14	250	269
Diageo Capital PLC	5.200%	1/30/13	75	80
Diageo Capital PLC	5.750%	10/23/17	75	82
Diageo Finance BV	5.300%	10/28/15	625	679
Diageo Investment Corp.	9.000%	8/15/11	1,000	1,129
Dr Pepper Snapple Group Inc.	6.120%	5/1/13	375	410
Eli Lilly & Co.	3.550%	3/6/12	125	131
Eli Lilly & Co.	6.000%	3/15/12	125	137
Eli Lilly & Co.	5.500%	3/15/27	625	661
Express Scripts Inc.	5.250%	6/15/12	225	239
Express Scripts Inc.	6.250%	6/15/14	250	275
Express Scripts Inc.	7.250%	6/15/19	75	88
Fortune Brands Inc.	6.375%	6/15/14	475	497
Fortune Brands Inc.	5.375%	1/15/16	25	25
Fortune Brands Inc.	5.875%	1/15/36	250	214
Genentech Inc.	4.750%	7/15/15	150	164
Genentech Inc.	5.250%	7/15/35	325	330
General Mills Inc.	6.000%	2/15/12	592	644
General Mills Inc.	5.650%	9/10/12	250	273
General Mills Inc.	5.200%	3/17/15	875	941
General Mills Inc.	5.700%	2/15/17	575	629
General Mills Inc.	5.650%	2/15/19	375	406
GlaxoSmithKline Capital Inc.	4.850%	5/15/13	700	753
GlaxoSmithKline Capital Inc.	4.375%	4/15/14	1,025	1,089
GlaxoSmithKline Capital Inc.	5.375%	4/15/34	300	310
GlaxoSmithKline Capital Inc.	6.375%	5/15/38	725	857
Hasbro Inc.	6.300%	9/15/17	550	575
Hershey Co.	5.450%	9/1/16	150	157
HJ Heinz Finance Co.	6.625%	7/15/11	850	925
Hospira Inc.	5.900%	6/15/14	200	216
Johnson & Johnson	5.150%	8/15/12	400	439
Johnson & Johnson	5.150%	7/15/18	125	137
Johnson & Johnson	6.950%	9/1/29	100	124
Johnson & Johnson	4.950%	5/15/33	550	542
Johnson & Johnson	5.850%	7/15/38	325	368
Kellogg Co.	6.600%	4/1/11	305	327
Kellogg Co.	5.125%	12/3/12	225	244
Kellogg Co.	4.250%	3/6/13	125	132
Kimberly-Clark Corp.	4.875%	8/15/15	650	709
Kimberly-Clark Corp.	6.125%	8/1/17	200	226
Koninklijke Philips Electronics NV	4.625%	3/11/13	150	158
Koninklijke Philips Electronics NV	5.750%	3/11/18	250	267
Koninklijke Philips Electronics NV	6.875%	3/11/38	200	233
Kraft Foods Inc.	4.125%	11/12/09	750	753
Kraft Foods Inc.	6.750%	2/19/14	125	141
Kraft Foods Inc.	6.500%	8/11/17	525	569
Kraft Foods Inc.	6.500%	11/1/31	875	917
Kraft Foods Inc.	7.000%	8/11/37	725	812

Kraft Foods Inc.	6.875%	2/1/38	1,275	1,408
Kraft Foods Inc.	6.875%	1/26/39	250	276
Kroger Co.	6.800%	4/1/11	1,325	1,421
Kroger Co.	6.200%	6/15/12	25	27
Kroger Co.	4.950%	1/15/15	500	527
Kroger Co.	8.000%	9/15/29	750	949
Laboratory Corp. of America Holdings	5.625%	12/15/15	325	333
Lorillard Tobacco Co.	8.125%	6/23/19	400	454
McKesson Corp.	7.750%	2/1/12	350	390
McKesson Corp.	5.250%	3/1/13	75	78
Medco Health Solutions Inc.	7.250%	8/15/13	675	752
Medtronic Inc.	4.750%	9/15/15	550	585
Merck & Co. Inc./NJ	1.875%	6/30/11	400	406
Merck & Co. Inc./NJ	4.750%	3/1/15	275	297
Merck & Co. Inc./NJ	4.000%	6/30/15	350	366
Merck & Co. Inc./NJ	5.000%	6/30/19	375	399
Merck & Co. Inc./NJ	6.400%	3/1/28	225	265
Merck & Co. Inc./NJ	5.950%	12/1/28	250	281
Merck & Co. Inc./NJ	5.850%	6/30/39	100	111
Novant Health Inc.	5.850%	11/1/19	300	307
Novartis Capital Corp.	4.125%	2/10/14	1,000	1,054
Novartis Securities Investment Ltd.	5.125%	2/10/19	750	797
PepsiAmericas Inc.	5.750%	7/31/12	225	248
PepsiAmericas Inc.	5.000%	5/15/17	450	470
PepsiCo Inc./NC	5.150%	5/15/12	125	136
PepsiCo Inc./NC	4.650%	2/15/13	250	269
PepsiCo Inc./NC	3.750%	3/1/14	875	912
PepsiCo Inc./NC	5.000%	6/1/18	450	481
PepsiCo Inc./NC	7.900%	11/1/18	450	570
Pfizer Inc.	4.450%	3/15/12	1,175	1,247
Pfizer Inc.	5.350%	3/15/15	825	909
Pfizer Inc.	6.200%	3/15/19	1,125	1,268
Pfizer Inc.	7.200%	3/15/39	575	726
Philip Morris International Inc.	4.875%	5/16/13	625	665
Philip Morris International Inc.	6.875%	3/17/14	475	541
Philip Morris International Inc.	5.650%	5/16/18	275	294
Philip Morris International Inc.	6.375%	5/16/38	525	608
5 Procter & Gamble - Esop	9.360%	1/1/21	1,007	1,242
Procter & Gamble Co.	4.950%	8/15/14	100	110
Procter & Gamble Co.	3.500%	2/15/15	175	181
Procter & Gamble Co.	4.700%	2/15/19	175	184
Procter & Gamble Co.	6.450%	1/15/26	600	699
Quest Diagnostics Inc./DE	5.450%	11/1/15	250	265
Reynolds American Inc.	7.250%	6/1/12	200	214
Reynolds American Inc.	6.750%	6/15/17	100	102
Reynolds American Inc.	7.250%	6/15/37	375	368
Safeway Inc.	6.500%	3/1/11	1,300	1,383
Safeway Inc.	7.250%	2/1/31	50	61
Sara Lee Corp.	6.125%	11/1/32	325	331
Schering-Plough Corp.	6.000%	9/15/17	500	561
Schering-Plough Corp.	6.550%	9/15/37	850	1,011
St Jude Medical Inc.	3.750%	7/15/14	425	432
St Jude Medical Inc.	4.875%	7/15/19	75	78
Sysco Corp.	5.250%	2/12/18	300	320
Sysco Corp.	5.375%	9/21/35	500	509
Teva Pharmaceutical Finance LLC	6.150%	2/1/36	150	164
Unilever Capital Corp.	7.125%	11/1/10	400	426
Unilever Capital Corp.	3.650%	2/15/14	275	285

Unilever Capital Corp.	4.800%	2/15/19	150	158
UST Inc.	5.750%	3/1/18	250	247
Whirlpool Corp.	5.500%	3/1/13	250	255
Wyeth	6.950%	3/15/11	500	538
Wyeth	5.500%	2/15/16	400	434
Wyeth	6.450%	2/1/24	400	456
Wyeth	6.500%	2/1/34	200	237
Wyeth	6.000%	2/15/36	1,125	1,252

Energy (0.5%)
Alberta Energy Co. Ltd.	7.375%	11/1/31	750	896
Anadarko Finance Co.	6.750%	5/1/11	325	346
Anadarko Petroleum Corp.	7.625%	3/15/14	300	342
Anadarko Petroleum Corp.	5.750%	6/15/14	125	135
Anadarko Petroleum Corp.	5.950%	9/15/16	200	212
Anadarko Petroleum Corp.	6.950%	6/15/19	50	56
Anadarko Petroleum Corp.	6.450%	9/15/36	650	676
Anadarko Petroleum Corp.	7.950%	6/15/39	125	151
Apache Corp.	6.000%	9/15/13	300	337
Apache Corp.	5.625%	1/15/17	75	82
Apache Corp.	6.900%	9/15/18	500	593
Apache Finance Canada Corp.	7.750%	12/15/29	225	293
Baker Hughes Inc.	6.875%	1/15/29	400	462
BJ Services Co.	6.000%	6/1/18	100	105
BP Capital Markets PLC	5.250%	11/7/13	750	822
BP Capital Markets PLC	3.625%	5/8/14	675	698
BP Capital Markets PLC	3.875%	3/10/15	250	258
BP Capital Markets PLC	4.750%	3/10/19	750	787
Burlington Resources Finance Co.	6.680%	2/15/11	375	402
Burlington Resources Finance Co.	6.500%	12/1/11	300	332
Burlington Resources Finance Co.	7.400%	12/1/31	600	723
Canadian Natural Resources Ltd.	5.450%	10/1/12	250	267
Canadian Natural Resources Ltd.	4.900%	12/1/14	175	185
Canadian Natural Resources Ltd.	7.200%	1/15/32	500	567
Canadian Natural Resources Ltd.	6.450%	6/30/33	400	428
Canadian Natural Resources Ltd.	6.500%	2/15/37	425	467
7 Cenovus Energy Inc.	4.500%	9/15/14	250	256
7 Cenovus Energy Inc.	5.700%	10/15/19	150	155
7 Cenovus Energy Inc.	6.750%	11/15/39	400	432
Chevron Corp.	3.450%	3/3/12	250	260
Chevron Corp.	3.950%	3/3/14	425	447
Chevron Corp.	4.950%	3/3/19	400	426
ConocoPhillips	4.750%	2/1/14	250	270
ConocoPhillips	4.600%	1/15/15	200	213
ConocoPhillips	5.750%	2/1/19	850	922
ConocoPhillips	6.000%	1/15/20	100	110
ConocoPhillips	6.500%	2/1/39	375	432
ConocoPhillips Canada Funding Co. I	5.950%	10/15/36	250	266
ConocoPhillips Holding Co.	6.950%	4/15/29	175	205
Devon Energy Corp.	5.625%	1/15/14	525	568
Devon Energy Corp.	7.950%	4/15/32	75	94
Devon Financing Corp. ULC	6.875%	9/30/11	475	517
Devon Financing Corp. ULC	7.875%	9/30/31	375	460
Diamond Offshore Drilling Inc.	4.875%	7/1/15	100	105
Diamond Offshore Drilling Inc.	5.875%	5/1/19	75	81
EnCana Corp.	4.750%	10/15/13	25	26
EnCana Corp.	7.200%	11/1/31	625	725
EnCana Corp.	6.500%	8/15/34	325	355

EnCana Holdings Finance Corp.	5.800%	5/1/14	50	55
EOG Resources Inc.	6.125%	10/1/13	575	643
EOG Resources Inc.	5.625%	6/1/19	275	301
Halliburton Co.	6.150%	9/15/19	525	589
Halliburton Co.	7.450%	9/15/39	700	881
Hess Corp.	6.650%	8/15/11	125	134
Hess Corp.	8.125%	2/15/19	600	719
Hess Corp.	7.875%	10/1/29	150	175
Hess Corp.	7.125%	3/15/33	375	408
Husky Energy Inc.	6.250%	6/15/12	350	379
Husky Energy Inc.	7.250%	12/15/19	300	344
Husky Energy Inc.	6.800%	9/15/37	100	109
Kerr-McGee Corp.	6.950%	7/1/24	1,000	1,065
Kerr-McGee Corp.	7.875%	9/15/31	150	172
Marathon Oil Corp.	6.125%	3/15/12	475	517
Nabors Industries Inc.	9.250%	1/15/19	600	713
Nexen Inc.	5.050%	11/20/13	400	416
Nexen Inc.	5.650%	5/15/17	175	174
Nexen Inc.	7.875%	3/15/32	100	110
Nexen Inc.	7.500%	7/30/39	625	679
Noble Energy Inc.	8.250%	3/1/19	300	361
Occidental Petroleum Corp.	6.750%	1/15/12	125	138
Occidental Petroleum Corp.	7.000%	11/1/13	650	753
PC Financial Partnership	5.000%	11/15/14	25	26
Petro-Canada	4.000%	7/15/13	75	75
Petro-Canada	7.875%	6/15/26	100	117
Petro-Canada	5.350%	7/15/33	450	400
Petro-Canada	5.950%	5/15/35	500	491
Questar Market Resources Inc.	6.050%	9/1/16	350	353
Rowan Cos. Inc.	7.875%	8/1/19	125	134
Shell International Finance BV	5.625%	6/27/11	50	54
Shell International Finance BV	4.950%	3/22/12	375	404
Shell International Finance BV	4.000%	3/21/14	375	393
Shell International Finance BV	3.250%	9/22/15	525	527
Shell International Finance BV	5.200%	3/22/17	300	322
Shell International Finance BV	4.300%	9/22/19	700	702
Shell International Finance BV	6.375%	12/15/38	975	1,156
Smith International Inc.	9.750%	3/15/19	600	739
Statoilhydro ASA	3.875%	4/15/14	300	314
Statoilhydro ASA	5.250%	4/15/19	325	350
StatoilHydro ASA	7.150%	1/15/29	250	307
Suncor Energy Inc.	6.100%	6/1/18	225	237
Suncor Energy Inc.	6.500%	6/15/38	775	812
Suncor Energy Inc.	6.850%	6/1/39	600	656
Sunoco Inc.	4.875%	10/15/14	175	177
Sunoco Inc.	5.750%	1/15/17	200	196
Talisman Energy Inc.	5.125%	5/15/15	100	101
Talisman Energy Inc.	5.850%	2/1/37	650	600
Tosco Corp.	8.125%	2/15/30	1,150	1,467
Transocean Inc.	5.250%	3/15/13	100	106
Transocean Inc.	6.000%	3/15/18	425	454
Transocean Inc.	7.500%	4/15/31	300	356
Valero Energy Corp.	6.875%	4/15/12	700	754
Valero Energy Corp.	7.500%	4/15/32	750	738
Valero Energy Corp.	6.625%	6/15/37	300	266
Weatherford International Inc.	6.800%	6/15/37	150	157
Weatherford International Ltd.	9.625%	3/1/19	775	952
Weatherford International Ltd.	6.500%	8/1/36	800	826

XTO Energy Inc.	5.900%	8/1/12	425	459
XTO Energy Inc.	6.250%	4/15/13	250	272
XTO Energy Inc.	5.750%	12/15/13	900	974
XTO Energy Inc.	4.900%	2/1/14	200	209
XTO Energy Inc.	5.000%	1/31/15	200	210
XTO Energy Inc.	6.250%	8/1/17	400	432

Other Industrial (0.0%)
Cintas Corp. No 2	6.125%	12/1/17	225	241

Technology (0.3%)
Agilent Technologies Inc.	4.450%	9/14/12	25	25
Agilent Technologies Inc.	5.500%	9/14/15	550	561
Analog Devices Inc.	5.000%	7/1/14	175	184
BMC Software Inc.	7.250%	6/1/18	175	190
Cisco Systems Inc.	5.250%	2/22/11	2,075	2,192
Cisco Systems Inc.	4.950%	2/15/19	200	209
Cisco Systems Inc.	5.900%	2/15/39	725	784
Computer Sciences Corp.	6.500%	3/15/18	125	137
Corning Inc.	6.625%	5/15/19	50	55
Dell Inc.	3.375%	6/15/12	625	647
Dell Inc.	5.875%	6/15/19	175	187
Electronic Data Systems LLC	6.000%	8/1/13	225	252
Equifax Inc.	6.300%	7/1/17	125	128
Equifax Inc.	7.000%	7/1/37	150	153
Fiserv Inc.	6.800%	11/20/17	475	521
Harris Corp.	5.000%	10/1/15	425	442
Hewlett-Packard Co.	2.250%	5/27/11	175	178
Hewlett-Packard Co.	4.500%	3/1/13	625	664
Hewlett-Packard Co.	6.125%	3/1/14	1,050	1,182
Hewlett-Packard Co.	5.400%	3/1/17	225	243
Hewlett-Packard Co.	5.500%	3/1/18	1,025	1,113
IBM International Group Capital LLC	5.050%	10/22/12	1,000	1,090
International Business Machines Corp.	4.950%	3/22/11	75	79
International Business Machines Corp.	7.500%	6/15/13	550	640
International Business Machines Corp.	5.700%	9/14/17	500	551
International Business Machines Corp.	8.000%	10/15/38	700	970
International Business Machines Corp.	7.125%	12/1/96	950	1,135
International Game Technology	7.500%	6/15/19	125	139
Intuit Inc.	5.400%	3/15/12	200	211
Lexmark International Inc.	5.900%	6/1/13	150	149
Lexmark International Inc.	6.650%	6/1/18	375	362
Microsoft Corp.	2.950%	6/1/14	675	684
Microsoft Corp.	4.200%	6/1/19	50	51
Microsoft Corp.	5.200%	6/1/39	350	357
Motorola Inc.	7.625%	11/15/10	130	136
Motorola Inc.	8.000%	11/1/11	25	27
Motorola Inc.	5.375%	11/15/12	275	278
Motorola Inc.	7.500%	5/15/25	75	68
Motorola Inc.	6.500%	11/15/28	200	166
Motorola Inc.	6.625%	11/15/37	275	233
Nokia OYJ	5.375%	5/15/19	175	184
Nokia OYJ	6.625%	5/15/39	100	115
Oracle Corp.	5.000%	1/15/11	250	262
Oracle Corp.	3.750%	7/8/14	200	207
Oracle Corp.	5.250%	1/15/16	1,900	2,063
Oracle Corp.	5.750%	4/15/18	300	328
Oracle Corp.	5.000%	7/8/19	975	1,024

Oracle Corp.	6.125%	7/8/39	500	562
Pitney Bowes Inc.	3.875%	6/15/13	225	230
Pitney Bowes Inc.	4.875%	8/15/14	25	26
Pitney Bowes Inc.	4.750%	1/15/16	1,300	1,335
Science Applications International Corp.	6.250%	7/1/12	100	110
Science Applications International Corp.	5.500%	7/1/33	100	88
Xerox Capital Trust I	8.000%	2/1/27	100	97
Xerox Corp.	7.125%	6/15/10	200	206
Xerox Corp.	6.875%	8/15/11	200	213
Xerox Corp.	5.500%	5/15/12	150	156
Xerox Corp.	7.625%	6/15/13	225	232
Xerox Corp.	8.250%	5/15/14	300	339
Xerox Corp.	6.400%	3/15/16	375	393
Xerox Corp.	6.750%	2/1/17	350	373

Transportation (0.2%)
5 American Airlines Pass Through Trust 2009-
1A	10.375%	7/2/19	125	136
Burlington Northern Santa Fe Corp.	7.125%	12/15/10	675	718
Burlington Northern Santa Fe Corp.	5.900%	7/1/12	350	382
Burlington Northern Santa Fe Corp.	5.650%	5/1/17	75	81
Burlington Northern Santa Fe Corp.	7.000%	12/15/25	200	234
Burlington Northern Santa Fe Corp.	6.200%	8/15/36	125	141
Canadian National Railway Co.	6.250%	8/1/34	350	404
Canadian National Railway Co.	6.200%	6/1/36	350	403
Canadian Pacific Railway Co.	7.125%	10/15/31	450	509
Canadian Pacific Railway Co.	5.950%	5/15/37	250	250
Con-way Inc.	6.700%	5/1/34	350	284
5 Continental Airlines Inc.	6.648%	9/15/17	527	496
CSX Corp.	6.750%	3/15/11	400	429
CSX Corp.	6.300%	3/15/12	400	434
CSX Corp.	5.600%	5/1/17	25	26
CSX Corp.	7.375%	2/1/19	1,200	1,414
5 Delta Air Lines Inc.	6.821%	8/10/22	44	41
Delta Air Lines Inc.	7.111%	9/18/11	250	244
7 Norfolk Southern Corp.	5.750%	1/15/16	175	187
Norfolk Southern Corp.	7.700%	5/15/17	400	472
Norfolk Southern Corp.	5.590%	5/17/25	72	74
Norfolk Southern Corp.	7.800%	5/15/27	100	126
Norfolk Southern Corp.	5.640%	5/17/29	100	104
Norfolk Southern Corp.	7.050%	5/1/37	200	253
Norfolk Southern Corp.	7.900%	5/15/97	100	124
Norfolk Southern Railway Co.	9.750%	6/15/20	116	158
Ryder System Inc.	5.950%	5/2/11	158	165
Ryder System Inc.	5.850%	3/1/14	250	263
Ryder System Inc.	5.850%	11/1/16	75	76
Southwest Airlines Co.	5.750%	12/15/16	200	199
Southwest Airlines Co.	5.125%	3/1/17	400	372
5 Southwest Airlines Co. 2007-1 Pass Through
Trust	6.150%	8/1/22	140	140
Union Pacific Corp.	6.125%	1/15/12	25	27
Union Pacific Corp.	6.500%	4/15/12	75	82
Union Pacific Corp.	5.450%	1/31/13	650	698
Union Pacific Corp.	7.875%	1/15/19	775	955
Union Pacific Corp.	7.125%	2/1/28	500	587
Union Pacific Corp.	6.625%	2/1/29	200	229
United Parcel Service Inc.	3.875%	4/1/14	50	52
United Parcel Service Inc.	5.125%	4/1/19	175	188

United Parcel Service Inc.	6.200%	1/15/38	725	844
				344,075
Utilities (0.8%)
Electric (0.6%)
AEP Texas Central Co.	6.650%	2/15/33	400	430
Alabama Power Co.	4.850%	12/15/12	200	217
Alabama Power Co.	5.500%	10/15/17	550	602
American Water Capital Corp.	6.593%	10/15/37	500	523
Arizona Public Service Co.	5.800%	6/30/14	50	52
Arizona Public Service Co.	4.650%	5/15/15	275	271
Baltimore Gas & Electric Co.	5.900%	10/1/16	375	401
Carolina Power & Light Co.	6.500%	7/15/12	350	388
Carolina Power & Light Co.	5.125%	9/15/13	325	353
CenterPoint Energy Houston Electric LLC	5.700%	3/15/13	500	530
CenterPoint Energy Houston Electric LLC	7.000%	3/1/14	175	199
Cleveland Electric Illuminating Co.	5.650%	12/15/13	325	344
Cleveland Electric Illuminating Co.	7.880%	11/1/17	200	243
Cleveland Electric Illuminating Co.	5.500%	8/15/24	750	772
Commonwealth Edison Co.	5.950%	8/15/16	500	550
Commonwealth Edison Co.	6.150%	9/15/17	600	663
Commonwealth Edison Co.	5.800%	3/15/18	150	162
Connecticut Light & Power Co.	6.350%	6/1/36	250	291
Consolidated Edison Co. of New York Inc.	5.375%	12/15/15	125	135
Consolidated Edison Co. of New York Inc.	5.500%	9/15/16	350	376
Consolidated Edison Co. of New York Inc.	6.650%	4/1/19	225	260
Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	300	296
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	400	445
Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	450	507
Consolidated Natural Gas Co.	6.250%	11/1/11	300	324
Constellation Energy Group Inc.	7.000%	4/1/12	100	108
Constellation Energy Group Inc.	4.550%	6/15/15	175	172
Constellation Energy Group Inc.	7.600%	4/1/32	100	107
Consumers Energy Co.	5.000%	2/15/12	725	762
Consumers Energy Co.	5.375%	4/15/13	175	188
Detroit Edison Co.	5.700%	10/1/37	125	129
5 Dominion Resources Inc./VA	6.300%	9/30/11	50	40
5 Dominion Resources Inc./VA	7.500%	6/30/16	175	158
Dominion Resources Inc./VA	6.000%	11/30/17	550	600
Dominion Resources Inc./VA	5.250%	8/1/33	200	206
DTE Energy Co.	7.050%	6/1/11	250	267
Duke Energy Carolinas LLC	6.100%	6/1/37	1,000	1,125
Duke Energy Corp.	5.050%	9/15/19	175	176
Duke Energy Indiana Inc.	5.000%	9/15/13	250	264
Duke Energy Ohio Inc.	5.700%	9/15/12	675	738
El Paso Electric Co.	6.000%	5/15/35	175	153
Energy East Corp.	6.750%	6/15/12	500	552
Energy East Corp.	6.750%	7/15/36	400	457
Entergy Gulf States Louisiana LLC	6.000%	5/1/18	500	527
Entergy Louisiana LLC	6.500%	9/1/18	100	105
Exelon Corp.	4.900%	6/15/15	500	520
Exelon Generation Co. LLC	5.200%	10/1/19	225	227
Exelon Generation Co. LLC	6.250%	10/1/39	250	253
7 FirstEnergy Solutions Corp.	4.800%	2/15/15	475	491
Florida Power & Light Co.	5.950%	10/1/33	100	114
Florida Power & Light Co.	5.625%	4/1/34	225	243
Florida Power & Light Co.	4.950%	6/1/35	50	50
Florida Power & Light Co.	6.200%	6/1/36	50	59

Florida Power & Light Co.	5.650%	2/1/37	300	329
Florida Power & Light Co.	5.850%	5/1/37	150	170
Florida Power & Light Co.	5.960%	4/1/39	400	456
Florida Power Corp.	4.800%	3/1/13	50	53
Florida Power Corp.	5.650%	6/15/18	50	55
5 FPL Group Capital Inc.	6.350%	10/1/16	225	205
5 FPL Group Capital Inc.	6.650%	6/15/17	275	254
Georgia Power Co.	5.950%	2/1/39	575	635
Illinois Power Co.	6.125%	11/15/17	25	27
5 Integrys Energy Group Inc.	6.110%	12/1/16	300	232
Interstate Power & Light Co.	6.250%	7/15/39	100	112
Jersey Central Power & Light Co.	5.625%	5/1/16	350	371
Jersey Central Power & Light Co.	5.650%	6/1/17	350	370
Kansas City Power & Light Co.	6.050%	11/15/35	200	203
MidAmerican Energy Co.	5.650%	7/15/12	75	81
MidAmerican Energy Co.	5.950%	7/15/17	150	163
MidAmerican Energy Co.	6.750%	12/30/31	325	384
MidAmerican Energy Holdings Co.	5.875%	10/1/12	750	817
MidAmerican Energy Holdings Co.	5.000%	2/15/14	300	317
MidAmerican Energy Holdings Co.	6.125%	4/1/36	300	323
MidAmerican Energy Holdings Co.	5.950%	5/15/37	525	555
National Rural Utilities Cooperative Finance
Corp.	4.375%	10/1/10	150	156
National Rural Utilities Cooperative Finance
Corp.	2.625%	9/16/12	750	755
National Rural Utilities Cooperative Finance
Corp.	5.500%	7/1/13	275	300
National Rural Utilities Cooperative Finance
Corp.	4.750%	3/1/14	700	743
National Rural Utilities Cooperative Finance
Corp.	5.450%	2/1/18	150	159
National Rural Utilities Cooperative Finance
Corp.	8.000%	3/1/32	600	694
7 Niagara Mohawk Power Corp.	4.881%	8/15/19	400	409
Northern States Power Co./MN	6.200%	7/1/37	50	57
NSTAR Electric Co.	4.875%	10/15/12	75	81
NSTAR Electric Co.	4.875%	4/15/14	225	242
NSTAR Electric Co.	5.625%	11/15/17	325	359
Ohio Edison Co.	6.400%	7/15/16	550	600
Ohio Power Co.	5.750%	9/1/13	475	510
Ohio Power Co.	6.000%	6/1/16	150	162
Oncor Electric Delivery Co.	6.375%	1/15/15	175	195
Oncor Electric Delivery Co.	7.250%	1/15/33	600	742
Pacific Gas & Electric Co.	4.800%	3/1/14	650	694
Pacific Gas & Electric Co.	5.625%	11/30/17	250	272
Pacific Gas & Electric Co.	6.050%	3/1/34	825	916
Pacific Gas & Electric Co.	5.800%	3/1/37	525	573
PacifiCorp	6.900%	11/15/11	500	555
PacifiCorp	5.250%	6/15/35	475	477
PECO Energy Co.	5.350%	3/1/18	125	134
Pennsylvania Electric Co.	6.050%	9/1/17	75	81
Pepco Holdings Inc.	6.450%	8/15/12	175	188
PPL Electric Utilities Corp.	6.250%	5/15/39	1,100	1,265
PPL Energy Supply LLC	6.400%	11/1/11	250	268
PPL Energy Supply LLC	6.200%	5/15/16	68	73
Progress Energy Inc.	7.100%	3/1/11	446	475
Progress Energy Inc.	6.050%	3/15/14	100	110
Progress Energy Inc.	7.050%	3/15/19	75	87

Progress Energy Inc.	7.750%	3/1/31	625	792
Progress Energy Inc.	7.000%	10/30/31	550	647
PSEG Power LLC	7.750%	4/15/11	250	270
PSEG Power LLC	5.000%	4/1/14	650	682
PSEG Power LLC	5.500%	12/1/15	450	487
Public Service Co. of Colorado	5.800%	8/1/18	100	112
Public Service Co. of Colorado	6.250%	9/1/37	300	346
Public Service Co. of Colorado	6.500%	8/1/38	200	239
Public Service Co. of Oklahoma	6.625%	11/15/37	275	297
Puget Sound Energy Inc.	5.483%	6/1/35	100	99
Puget Sound Energy Inc.	6.274%	3/15/37	500	547
San Diego Gas & Electric Co.	5.300%	11/15/15	100	111
San Diego Gas & Electric Co.	5.350%	5/15/35	100	104
San Diego Gas & Electric Co.	6.000%	6/1/39	50	58
SCANA Corp.	6.875%	5/15/11	75	81
Sierra Pacific Power Co.	6.000%	5/15/16	525	557
Sierra Pacific Power Co.	6.750%	7/1/37	400	446
South Carolina Electric & Gas Co.	6.625%	2/1/32	450	538
Southern California Edison Co.	4.650%	4/1/15	425	458
Southern California Edison Co.	5.000%	1/15/16	275	295
Southern California Edison Co.	6.650%	4/1/29	225	256
Southern California Edison Co.	5.750%	4/1/35	275	303
Southern California Edison Co.	5.350%	7/15/35	350	368
Southern Power Co.	6.250%	7/15/12	425	467
Southern Power Co.	4.875%	7/15/15	400	418
Southwestern Electric Power Co.	6.450%	1/15/19	250	275
Tampa Electric Co.	6.550%	5/15/36	375	416
TransAlta Corp.	6.650%	5/15/18	100	102
Union Electric Co.	5.400%	2/1/16	350	363
United Utilities PLC	5.375%	2/1/19	325	322
Virginia Electric and Power Co.	5.100%	11/30/12	225	244
Virginia Electric and Power Co.	5.400%	1/15/16	700	748
Virginia Electric and Power Co.	6.000%	5/15/37	550	601
Virginia Electric and Power Co.	6.350%	11/30/37	750	876
Virginia Electric and Power Co.	8.875%	11/15/38	100	145
Wisconsin Electric Power Co.	6.000%	4/1/14	550	613
Wisconsin Electric Power Co.	5.625%	5/15/33	200	206
5 Wisconsin Energy Corp.	6.250%	5/15/17	525	436
Wisconsin Power & Light Co.	5.000%	7/15/19	25	26
Wisconsin Power & Light Co.	6.375%	8/15/37	300	335
Xcel Energy Inc.	5.613%	4/1/17	631	677
Xcel Energy Inc.	6.500%	7/1/36	225	246

Natural Gas (0.2%)
AGL Capital Corp.	7.125%	1/14/11	300	318
Atmos Energy Corp.	8.500%	3/15/19	250	310
Boardwalk Pipelines LP	5.500%	2/1/17	200	196
CenterPoint Energy Resources Corp.	7.875%	4/1/13	250	280
CenterPoint Energy Resources Corp.	6.150%	5/1/16	300	308
El Paso Natural Gas Co.	5.950%	4/15/17	225	234
Enbridge Energy Partners LP	9.875%	3/1/19	550	683
Energy Transfer Partners LP	5.650%	8/1/12	275	291
Energy Transfer Partners LP	5.950%	2/1/15	300	317
Energy Transfer Partners LP	6.125%	2/15/17	300	313
Energy Transfer Partners LP	9.000%	4/15/19	275	331
Energy Transfer Partners LP	6.625%	10/15/36	150	157
8 Enron Corp.	9.125%	4/1/03	700	3
8 Enron Corp.	7.125%	5/15/07	300	1

8 Enron Corp.	6.875%	10/15/07	1,000	4
Enterprise Products Operating LLC	4.950%	6/1/10	475	484
Enterprise Products Operating LLC	4.600%	8/1/12	225	234
Enterprise Products Operating LLC	5.600%	10/15/14	450	482
Enterprise Products Operating LLC	6.300%	9/15/17	275	297
Enterprise Products Operating LLC	6.875%	3/1/33	1,000	1,116
EQT Corp.	8.125%	6/1/19	400	461
KeySpan Corp.	8.000%	11/15/30	200	249
Kinder Morgan Energy Partners LP	7.125%	3/15/12	475	520
Kinder Morgan Energy Partners LP	5.850%	9/15/12	175	189
Kinder Morgan Energy Partners LP	5.000%	12/15/13	350	368
Kinder Morgan Energy Partners LP	5.125%	11/15/14	475	494
Kinder Morgan Energy Partners LP	5.625%	2/15/15	75	80
Kinder Morgan Energy Partners LP	6.850%	2/15/20	225	246
Kinder Morgan Energy Partners LP	5.800%	3/15/35	300	290
Magellan Midstream Partners LP	5.650%	10/15/16	150	157
Magellan Midstream Partners LP	6.550%	7/15/19	125	139
National Grid PLC	6.300%	8/1/16	275	301
Nustar Logistics	7.650%	4/15/18	350	379
ONEOK Inc.	5.200%	6/15/15	300	312
ONEOK Inc.	6.000%	6/15/35	275	270
ONEOK Partners LP	5.900%	4/1/12	350	370
ONEOK Partners LP	6.150%	10/1/16	600	636
ONEOK Partners LP	8.625%	3/1/19	400	478
ONEOK Partners LP	6.650%	10/1/36	525	560
Panhandle Eastern Pipeline Co. LP	6.200%	11/1/17	800	846
Plains All American Pipeline LP / PAA
Finance Corp.	6.500%	5/1/18	50	54
Plains All American Pipeline LP / PAA
Finance Corp.	8.750%	5/1/19	125	151
Sempra Energy	6.000%	2/1/13	200	212
Southern California Gas Co.	5.750%	11/15/35	25	27
7 Southern Natural Gas Co.	5.900%	4/1/17	225	232
Spectra Energy Capital LLC	5.668%	8/15/14	400	425
Tennessee Gas Pipeline Co.	7.625%	4/1/37	350	395
Texas Gas Transmission LLC	4.600%	6/1/15	250	252
TransCanada PipeLines Ltd.	4.000%	6/15/13	750	767
5 TransCanada PipeLines Ltd.	6.350%	5/15/17	400	349
TransCanada PipeLines Ltd.	6.500%	8/15/18	300	339
TransCanada PipeLines Ltd.	5.600%	3/31/34	800	790
TransCanada PipeLines Ltd.	5.850%	3/15/36	125	130
Williams Cos. Inc.	7.125%	9/1/11	375	399
Williams Cos. Inc.	7.625%	7/15/19	700	755
Williams Cos. Inc.	7.500%	1/15/31	700	720
Williams Cos. Inc.	7.750%	6/15/31	200	209
				72,088
Total Corporate Bonds (Cost $622,031)				651,563
Sovereign Bonds (U.S. Dollar-Denominated) (1.4%)
African Development Bank	1.750%	10/1/12	225	224
African Development Bank	3.000%	5/27/14	175	176
Asian Development Bank/Pasig	4.500%	9/4/12	500	529
Asian Development Bank/Pasig	3.625%	9/5/13	900	937
Asian Development Bank/Pasig	2.750%	5/21/14	1,175	1,171
Asian Development Bank/Pasig	5.500%	6/27/16	100	110
Asian Development Bank/Pasig	5.593%	7/16/18	500	556
Brazilian Government International Bond	11.000%	1/11/12	300	359
Brazilian Government International Bond	10.250%	6/17/13	150	187

Brazilian Government International Bond	7.875%	3/7/15	475	558
Brazilian Government International Bond	6.000%	1/17/17	1,875	2,016
5 Brazilian Government International Bond	8.000%	1/15/18	94	109
Brazilian Government International Bond	5.875%	1/15/19	450	481
Brazilian Government International Bond	8.875%	10/14/19	175	226
Brazilian Government International Bond	8.875%	4/15/24	325	425
Brazilian Government International Bond	8.750%	2/4/25	800	1,046
Brazilian Government International Bond	10.125%	5/15/27	875	1,286
Brazilian Government International Bond	8.250%	1/20/34	75	98
Brazilian Government International Bond	7.125%	1/20/37	1,850	2,188
Brazilian Government International Bond	11.000%	8/17/40	1,825	2,449
Brazilian Government International Bond	5.625%	1/7/41	650	634
Chile Government International Bond	7.125%	1/11/12	300	337
Chile Government International Bond	5.500%	1/15/13	150	167
China Development Bank Corp.	4.750%	10/8/14	450	473
China Development Bank Corp.	5.000%	10/15/15	175	183
China Government International Bond	4.750%	10/29/13	200	217
Corp Andina de Fomento	5.200%	5/21/13	425	442
Corp Andina de Fomento	5.750%	1/12/17	225	229
Corp Andina de Fomento	8.125%	6/4/19	525	611
Development Bank of Japan	4.250%	6/9/15	250	261
Eksportfinans ASA	5.500%	5/25/16	125	135
Eksportfinans ASA	5.500%	6/26/17	450	483
European Investment Bank	4.625%	9/15/10	1,325	1,372
European Investment Bank	3.250%	2/15/11	1,200	1,231
European Investment Bank	5.250%	6/15/11	750	799
European Investment Bank	3.125%	7/15/11	1,800	1,868
European Investment Bank	2.000%	2/10/12	3,475	3,521
European Investment Bank	1.750%	9/14/12	650	649
European Investment Bank	2.875%	3/15/13	650	661
European Investment Bank	4.250%	7/15/13	2,400	2,563
European Investment Bank	2.375%	3/14/14	375	369
European Investment Bank	4.625%	5/15/14	2,000	2,144
European Investment Bank	3.125%	6/4/14	1,050	1,065
European Investment Bank	5.125%	9/13/16	300	338
European Investment Bank	4.875%	1/17/17	1,225	1,332
European Investment Bank	5.125%	5/30/17	800	878
Export Development Canada	2.375%	3/19/12	850	868
Export-Import Bank of Korea	5.500%	10/17/12	1,100	1,123
Export-Import Bank of Korea	8.125%	1/21/14	50	56
Export-Import Bank of Korea	5.875%	1/14/15	250	264
Export-Import Bank of Korea	5.125%	3/16/15	150	150
Financement-Quebec	5.000%	10/25/12	500	539
Hydro Quebec	6.300%	5/11/11	775	834
Hydro Quebec	8.400%	1/15/22	825	1,097
Inter-American Development Bank	8.500%	3/15/11	175	189
Inter-American Development Bank	1.500%	6/23/11	300	302
Inter-American Development Bank	3.000%	4/22/14	450	458
Inter-American Development Bank	4.250%	9/10/18	1,875	1,874
Inter-American Development Bank	3.875%	9/17/19	1,150	1,155
Inter-American Development Bank	7.000%	6/15/25	250	315
International Bank for Reconstruction &
Development	3.125%	11/15/11	600	621
International Bank for Reconstruction &
Development	2.000%	4/2/12	2,175	2,183
International Bank for Reconstruction &
Development	4.750%	2/15/35	1,050	1,066
International Finance Corp.	3.000%	4/22/14	300	303

Israel Government International Bond	4.625%	6/15/13	200	212
Israel Government International Bond	5.500%	11/9/16	850	923
Israel Government International Bond	5.125%	3/26/19	300	306
Italian Republic	6.000%	2/22/11	1,175	1,254
Italian Republic	5.625%	6/15/12	875	956
Italian Republic	2.125%	10/5/12	775	775
Italian Republic	4.375%	6/15/13	525	550
Italian Republic	4.750%	1/25/16	575	607
Italian Republic	5.250%	9/20/16	600	653
Italian Republic	6.875%	9/27/23	125	150
Italian Republic	5.375%	6/15/33	1,400	1,473
Japan Bank for International
Cooperation/Japan	4.750%	5/25/11	675	709
Japan Bank for International
Cooperation/Japan	4.250%	6/18/13	75	78
Japan Finance Organization for Municipalities	5.875%	3/14/11	375	398
Japan Finance Organization for Municipalities	4.625%	4/21/15	500	518
Japan Finance Organization for Municipalities	5.000%	5/16/17	500	523
Korea Development Bank/Republic of Korea	8.000%	1/23/14	800	909
Korea Electric Power Corp.	7.750%	4/1/13	750	828
Kreditanstalt fuer Wiederaufbau	3.125%	11/15/10	1,400	1,438
Kreditanstalt fuer Wiederaufbau	3.250%	2/15/11	500	516
Kreditanstalt fuer Wiederaufbau	3.750%	6/27/11	1,550	1,619
Kreditanstalt fuer Wiederaufbau	2.000%	1/17/12	275	278
Kreditanstalt fuer Wiederaufbau	2.250%	4/16/12	1,375	1,393
Kreditanstalt fuer Wiederaufbau	4.750%	5/15/12	775	832
Kreditanstalt fuer Wiederaufbau	3.500%	5/16/13	1,200	1,236
Kreditanstalt fuer Wiederaufbau	4.000%	10/15/13	1,325	1,394
Kreditanstalt fuer Wiederaufbau	4.125%	10/15/14	25	27
Kreditanstalt fuer Wiederaufbau	5.125%	3/14/16	400	446
Kreditanstalt fuer Wiederaufbau	4.375%	3/15/18	1,625	1,715
Kreditanstalt fuer Wiederaufbau	4.500%	7/16/18	350	373
Kreditanstalt fuer Wiederaufbau	4.875%	6/17/19	3,925	4,279
Landwirtschaftliche Rentenbank	5.250%	7/2/12	1,075	1,169
Landwirtschaftliche Rentenbank	1.875%	9/24/12	800	800
Landwirtschaftliche Rentenbank	4.875%	11/16/15	375	399
Malaysia Government International Bond	7.500%	7/15/11	350	385
Mexico Government International Bond	8.375%	1/14/11	225	244
Mexico Government International Bond	7.500%	1/14/12	145	161
Mexico Government International Bond	6.375%	1/16/13	917	1,002
Mexico Government International Bond	5.875%	1/15/14	1,325	1,420
Mexico Government International Bond	6.625%	3/3/15	493	544
Mexico Government International Bond	11.375%	9/15/16	100	138
Mexico Government International Bond	5.625%	1/15/17	175	181
Mexico Government International Bond	6.750%	9/27/34	2,757	2,991
MTR Corp.	7.500%	11/8/10	300	318
Nordic Investment Bank	3.875%	6/15/10	350	354
Oesterreichische Kontrollbank AG	3.125%	10/14/11	775	796
Oesterreichische Kontrollbank AG	1.875%	3/21/12	1,025	1,000
Oesterreichische Kontrollbank AG	4.750%	10/16/12	275	294
Oesterreichische Kontrollbank AG	5.000%	4/25/17	300	321
Ontario Electricity Financial Corp.	7.450%	3/31/13	600	692
Pemex Project Funding Master Trust	9.125%	10/13/10	60	64
Pemex Project Funding Master Trust	5.750%	3/1/18	950	942
Pemex Project Funding Master Trust	6.625%	6/15/35	850	809
Pemex Project Funding Master Trust	6.625%	6/15/38	375	355
Peruvian Government International Bond	9.875%	2/6/15	400	503
Peruvian Government International Bond	8.375%	5/3/16	200	240

Peruvian Government International Bond	7.350%	7/21/25	700	805
5 Peruvian Government International Bond	6.550%	3/14/37	350	373
Petrobras International Finance Co.	6.125%	10/6/16	1,225	1,310
Petrobras International Finance Co.	8.375%	12/10/18	300	355
Petrobras International Finance Co.	7.875%	3/15/19	350	402
Petroleos Mexicanos	8.000%	5/3/19	700	799
Poland Government International Bond	6.250%	7/3/12	350	382
Poland Government International Bond	5.000%	10/19/15	375	393
Poland Government International Bond	6.375%	7/15/19	1,000	1,119
Province of Manitoba Canada	4.900%	12/6/16	825	881
Province of Nova Scotia Canada	5.750%	2/27/12	250	264
Province of Ontario Canada	3.375%	5/20/11	100	104
Province of Ontario Canada	5.000%	10/18/11	2,500	2,681
Province of Ontario Canada	4.100%	6/16/14	1,550	1,641
Province of Ontario Canada	4.750%	1/19/16	75	80
Province of Ontario Canada	4.000%	10/7/19	850	847
Province of Quebec Canada	4.875%	5/5/14	250	268
Province of Quebec Canada	4.600%	5/26/15	350	372
Province of Quebec Canada	5.125%	11/14/16	525	575
Province of Quebec Canada	4.625%	5/14/18	525	543
Province of Quebec Canada	7.125%	2/9/24	400	489
Province of Quebec Canada	7.500%	9/15/29	475	628
Region of Lombardy Italy	5.804%	10/25/32	500	507
Republic of Korea	4.250%	6/1/13	625	640
Republic of Korea	5.750%	4/16/14	500	540
Republic of Korea	7.125%	4/16/19	425	496
Republic of Peru	7.125%	3/30/19	450	514
South Africa Government International Bond	7.375%	4/25/12	575	631
South Africa Government International Bond	6.875%	5/27/19	875	979
South Africa Government International Bond	5.875%	5/30/22	100	103
Svensk Exportkredit AB	3.250%	9/16/14	1,025	1,032
United Mexican States	5.950%	3/19/19	1,725	1,807
Total Sovereign Bonds (Cost $112,636)				117,540
Taxable Municipal Bonds (0.1%)
Board of Trustees of The Leland Stanford
Junior University	3.625%	5/1/14	400	414
Board of Trustees of The Leland Stanford
Junior University	4.250%	5/1/16	100	104
California GO	5.250%	4/1/14	150	157
California GO	7.500%	4/1/34	1,200	1,338
California GO	5.650%	4/1/39	200	213
Central Puget Sound WA Regional Transit
Auth. Sales & Use Tax Rev.	5.491%	11/1/39	100	104
Chicago IL Board of Educ. GO	6.138%	12/1/39	100	111
Chicago IL Transit Auth. Rev.	6.899%	12/1/40	325	363
Chicago Metropolitan Water Reclamation
District of Greater Chicago IL	5.720%	12/1/38	150	165
Clark County NV Airport Improvement Rev.	6.881%	7/1/42	75	77
Connecticut GO	5.850%	3/15/32	300	319
Dallas County Hosp. Dist. GO	5.621%	8/15/44	100	107
Dallas TX Area Rapid Transit Rev.	5.999%	12/1/44	200	225
Dartmouth College	4.750%	6/1/19	25	26
Howard Hughes Medical Institute	3.450%	9/1/14	200	206
Illinois (Taxable Pension) GO	4.950%	6/1/23	1,450	1,436
Illinois (Taxable Pension) GO	5.100%	6/1/33	1,600	1,499
Johns Hopkins University	5.250%	7/1/19	375	402

Kansas Dev. Finance Auth. Rev. (Public
Employee Retirement System)	5.501%	5/1/34	650	662
Metro. Washington DC Airports Auth. Rev.	7.462%	10/1/46	75	83
Missouri Highways & Transp. Comm. Road
Rev.	5.445%	5/1/33	100	104
New Jersey Economic Development Authority	7.425%	2/15/29	425	484
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	15	16
New Jersey Turnpike Auth. Rev.	4.252%	1/1/16	335	341
New Jersey Turnpike Auth. Rev.	7.414%	1/1/40	375	464
New York Metro. Transp. Auth. Rev.	7.336%	11/15/39	125	155
North Texas Tollway Auth. Rev.	6.718%	1/1/49	200	230
Oregon (Taxable Pension) GO	5.762%	6/1/23	250	265
Oregon (Taxable Pension) GO	5.892%	6/1/27	375	402
Oregon School Board Assn.	4.759%	6/30/28	300	261
Oregon School Board Assn.	5.528%	6/30/28	125	127
Port Auth. of New York & New Jersey Rev.	6.040%	12/1/29	125	138
Princeton University	5.700%	3/1/39	300	330
San Antonio TX Electric & Gas Rev.	5.985%	2/1/39	225	252
Tobacco Settlement Finance Auth. Rev.	7.467%	6/1/47	380	299
Univ. of Texas Permanent Univ. Fund Rev.	5.262%	7/1/39	100	103
Univ. of Texas Permanent Univ. Fund Rev.	6.276%	8/15/41	75	83
Utah GO	4.554%	7/1/24	125	129
Wisconsin Public Service Rev.	4.800%	5/1/13	275	299
Wisconsin Public Service Rev.	5.700%	5/1/26	325	332
Total Taxable Municipal Bonds (Cost $12,213)				12,825
			Shares
Temporary Cash Investments (2.9%)[1]
Money Market Fund (2.8%)
9,10 Vanguard Market Liquidity Fund	0.267%		246,338,442	246,338

			Face
			Amount
			($000)
U.S. Government and Agency Obligations (0.1%)
[11] Federal Home Loan Bank Discount Notes	0.220%	3/26/10	3,000	2,997
Total Temporary Cash Investments (Cost $249,335)				249,335
Total Investments (102.3%) (Cost $7,794,294)				8,918,241
Other Assets and Liabilities-Net (-2.3%) [10]				(203,429)
Net Assets (100%)				8,714,812

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $9,558,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of futures contracts. After giving effect to futures investments, the fund's effective positions in common stock and temporary cash investments represent 60.2% and 2.6%, respectively, of net assets.
2 Non-income producing security - new issue that has not paid a dividend as of September 30, 2009.
3 Guaranteed by the Federal Deposit Insurance Corporation (FDIC) as part of the Temporary Liquidity Guarantee
Program.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.
5 The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
6 Adjustable-rate security.
7 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2009, the aggregate value of these securities was $18,011,000, representing 0.2% of net assets.
8 Non-income-producing security--security in default.

9 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
10 Includes $10,601,000 of collateral received for securities on loan.
11 Securities with a value of $2,997,000 have been segregated as initial margin for open futures contracts.
GO—General Obligation Bond.
REIT—Real Estate Investment Trust.

Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability) At September 30, 2009, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
S&P 500 Index	December 2009	41	10,792	236
E-mini S&P 500 Index	December 2009	100	5,264	8
S&P MidCap 400 Index	December 2009	5	1,723	23
E-mini Russell 2000 Index	December 2009	15	905	12

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them: The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	5,225,163	—	—
Convertible Preferred Stock	44	—	—
U.S. Government and Agency Obligations	—	2,529,111	—
Asset-Backed/Commercial Mortgage-Backed Securities	—	132,660	—
Corporate Bonds	—	651,555	8
Sovereign Bonds	—	117,540	—
Taxable Municipal Bonds	—	12,825	—
Temporary Cash Investments	246,338	2,997	—
Futures Contracts—Assets[1]	8	—	—
Futures Contracts—Liabilities[1]	(31)	—	—
Total	5,471,522	3,446,688	8
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended September 30, 2009:

Investments in
Corporate Bonds
($000)
Amount Valued Based on Level 3 Inputs
Balance as of December 31,2008	—
Transfers in and/or out of Level 3	8
Balance as of September 30, 2009	8

At September 30, 2009, the cost of investment securities for tax purposes was $7,794,294,000. Net unrealized appreciation of investment securities for tax purposes was $1,123,947,000, consisting of unrealized gains of $1,614,559,000 on securities that had risen in value since their purchase and $490,612,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Managed Payout Distribution Focus Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Investment Companies (89.3%)
U.S. Stock Funds (34.6%)
	Vanguard Total Stock Market Index Fund Investor Shares	1,738,120	45,348
	Vanguard REIT Index Fund Investor Shares	558,433	7,695
			53,043
International Stock Funds (19.8%)
	Vanguard European Stock Index Fund Investor Shares	586,240	15,436
	Vanguard Pacific Stock Index Fund Investor Shares	804,919	7,960
	Vanguard Emerging Markets Stock Index Fund Investor Shares	286,910	6,952
			30,348
Bond Funds (29.9%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	2,388,318	22,975
1	Vanguard Total Bond Market II Index Fund Investor Shares	1,471,317	15,199
	Vanguard Inflation-Protected Securities Fund Investor Shares	607,808	7,610
			45,784
Market Neutral Fund (5.0%)
	Vanguard Market Neutral Fund Investor Shares	786,425	7,636

Total Investment Companies (Cost $149,633)			136,811
Temporary Cash Investments (10.0%)[2]
Money Market Fund (8.4%)
1	Vanguard Market Liquidity Fund, 0.267%	12,923,814	12,924

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (1.6%)
3	Federal Home Loan Bank Discount Notes, 0.275%, 2/19/10	1,500	1,499
3	Federal Home Loan Bank Discount Notes, 0.250%, 2/24/10	1,000	999
			2,498
Total Temporary Cash Investments (Cost $15,421)			15,422
Total Investments (99.3%) (Cost $165,054)			152,233
Other Assets and Liabilities-Net (0.7%)			1,050
Net Assets (100%)			153,283

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.2% and
0.8%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Managed Payout Distribution Focus Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $165,054,000. Net unrealized depreciation of investment securities for tax purposes was $12,821,000, consisting of unrealized gains of $4,115,000 on securities that had risen in value since their purchase and $16,936,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	11/30/09	ML	15,558	(0.515%)	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.

1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Distribution Focus Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	136,811	—	—
Temporary Cash Investments	12,924	2,498	—
Total	149,735	2,498	—

Vanguard Managed Payout Growth Focus Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Investment Companies (89.4%)
U.S. Stock Funds (46.4%)
	Vanguard Total Stock Market Index Fund Investor Shares	735,741	19,195
	Vanguard REIT Index Fund Investor Shares	163,440	2,252
			21,447
International Stock Funds (27.9%)
	Vanguard European Stock Index Fund Investor Shares	250,018	6,583
	Vanguard Pacific Stock Index Fund Investor Shares	350,929	3,471
	Vanguard Emerging Markets Stock Index Fund Investor Shares	117,500	2,847
			12,901
Bond Fund (10.1%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	483,528	4,651

Market Neutral Fund (5.0%)
	Vanguard Market Neutral Fund Investor Shares	239,617	2,327

Total Investment Companies (Cost $51,073)			41,326
Temporary Cash Investments (10.3%)[1]
Money Market Fund (7.0%)
2	Vanguard Market Liquidity Fund, 0.267%	3,240,717	3,241

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (3.3%)
3	Federal Home Loan Bank Discount Notes, 0.275%, 2/19/10	1,000	999
3	Federal Home Loan Bank Discount Notes, 0.250%, 2/24/10	500	500
			1,499
Total Temporary Cash Investments (Cost $4,739)			4,740
Total Investments (99.7%) (Cost $55,812)			46,066
Other Assets and Liabilities-Net (0.3%)			139
Net Assets (100%)			46,205

1 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.5% and
0.8%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Managed Payout Growth Focus Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $55,812,000. Net unrealized depreciation of investment securities for tax purposes was $9,746,000, consisting of unrealized gains of $697,000 on securities that had risen in value since their purchase and $10,443,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	11/30/09	ML	4,698	(0.515%)	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.

1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth Focus Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	41,326	—	—
Temporary Cash Investments	3,241	1,499	—
Total	44,567	1,499	—

Vanguard Managed Payout Growth and Distribution Fund

Schedule of Investments
As of September 30, 2009

			Market
			Value
		Shares	($000)
Investment Companies (89.6%)
U.S. Stock Funds (40.7%)
	Vanguard Total Stock Market Index Fund Investor Shares	2,196,748	57,313
	Vanguard REIT Index Fund Investor Shares	584,312	8,052
			65,365
International Stock Funds (23.8%)
	Vanguard European Stock Index Fund Investor Shares	747,817	19,690
	Vanguard Pacific Stock Index Fund Investor Shares	1,026,695	10,154
	Vanguard Emerging Markets Stock Index Fund Investor Shares	350,831	8,501
			38,345
Bond Funds (20.0%)
	Vanguard Intermediate-Term Investment-Grade Fund Investor Shares	1,664,651	16,014
1	Vanguard Total Bond Market II Index Fund Investor Shares	781,382	8,072
	Vanguard Inflation-Protected Securities Fund Investor Shares	644,613	8,070
			32,156
Market Neutral Fund (5.1%)
	Vanguard Market Neutral Fund Investor Shares	840,919	8,165

Total Investment Companies (Cost $166,060)			144,031
Temporary Cash Investments (9.9%)[2]
Money Market Fund (8.4%)
1	Vanguard Market Liquidity Fund, 0.267%	13,457,737	13,458

		Face
		Amount
		($000)
U.S. Government and Agency Obligations (1.5%)
3	Federal Home Loan Bank Discount Notes, 0.250%, 2/24/10	1,000	999
3	Federal Home Loan Bank Discount Notes, 0.275%, 2/19/10	1,500	1,499
			2,498
Total Temporary Cash Investments (Cost $15,954)			15,956
Total Investments (99.5%) (Cost $182,014)			159,987
Other Assets and Liabilities-Net (0.5%)			801
Net Assets (100%)			160,788

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.
2 The fund invests a portion of its assets in commodities through the use of swap contracts. After giving effect to swap investments, the fund's effective commodity and temporary cash investment positions represent 9.5% and
0.4%, respectively, of net assets.
3 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the
U.S. government.

Managed Payout Growth and Distribution Fund

Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At September 30, 2009, the cost of investment securities for tax purposes was $182,014,000. Net unrealized depreciation of investment securities for tax purposes was $22,027,000, consisting of unrealized gains of $3,382,000 on securities that had risen in value since their purchase and $25,409,000 in unrealized losses on securities that had fallen in value since their purchase.

Swap Contracts: The fund has entered into swap transactions to earn the total return on a specified commodity index. Under the terms of the swaps, the fund receives the total return (either receiving the increase or paying the decrease) on a reference index, applied to a notional principal amount. In return, the fund agrees to pay the counterparty a floating rate, which is reset periodically based on short-term interest rates, applied to the same notional amount. At the same time, the fund invests an amount equal to the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily and the change in value is recorded as unrealized appreciation (depreciation) until periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The primary risk associated with the swaps is that a counterparty will default on its obligation to pay net amounts due to the fund. The fund's maximum risk of loss from counterparty credit risk is the amount of unrealized appreciation on the swap contract. This risk is mitigated by entering into swaps only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

At September 30, 2009, the fund had the following open total return swap contract:

				Floating	Unrealized
			Notional	Interest Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)[1]	($000)
MLCX-Enhanced Benchmark
A 01 Total Return Index	11/30/09	ML	16,404	(0.515%)	—
MLCX—Merrill Lynch Commodity index eXtra.
ML—Merrill Lynch Capital Services.

1 Based on three-month U.S. Treasury bill rate plus a fixed fee of 0.40%.

Managed Payout Growth and Distribution Fund

Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of September 30, 2009, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Investment Companies	144,031	—	—
Temporary Cash Investments	13,458	2,498	—
Total	157,489	2,498	—

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers
concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD VALLEY FORGE FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: November 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD VALLEY FORGE FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: November 20, 2009
VANGUARD VALLEY FORGE FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: November 20, 2009

*By: /s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.